UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-235-1719
Date of fiscal year end:	June 30, 2023
Date of reporting period:	June 30, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Exchange-Traded Funds

Annual Report

June 30, 2023

Table of Contents
Economic & Financial Market Review	1
Important Fund Information	3
Principal Active High Yield ETF (unaudited)	4
Principal Healthcare Innovators ETF (unaudited)	5
Principal International Adaptive Multi-Factor ETF (unaudited)	6
Principal Investment Grade Corporate Active ETF (unaudited)	7
Principal Millennial Global Growth ETF (unaudited)	8
Principal Quality ETF (unaudited)	9
Principal Real Estate Active Opportunities ETF	10
Principal Spectrum Preferred Securities Active ETF (unaudited)	11
Principal Spectrum Tax-Advantaged Dividend Active ETF (unaudited)	12
Principal U.S. Large-Cap Adaptive Multi-Factor ETF (unaudited)	13
Principal U.S. Mega-Cap ETF (unaudited)	14
Principal U.S. Small-Cap Adaptive Multi-Factor ETF (unaudited)	15
Principal U.S. Small-Cap ETF (unaudited)	16
Principal Value ETF (unaudited)	17
Statements of Assets and Liabilities	18
Statements of Operations	23
Statements of Changes in Net Assets	28
Notes to Financial Statements	42

Table of Contents (Continued)
Schedules of Investments	59
Financial Highlights (Includes Performance Information)	159
Report of Independent Registered Public Accounting Firm	173
Shareholder Expense Example	175
Supplemental Information	177

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

Global economic growth continued to slow, but showed signs of resiliency as consumption activity remained strong in developed markets. Geopolitical disruptions, continued supply constraints, and wage pressures were among the key factors keeping global inflation elevated—which fell from 7.7% in June 2022 to 4.2% in May 2023, still well above central banks’ targets. Although headline and core inflation have likely peaked now that oil prices and goods inflation have rolled over, services inflation (a key component of the Consumer Price Index (CPI), and of particular focus for the Federal Reserve) remains very sticky.

Aggressive global central bank tightening paths weighed heavily on global financial conditions, with global policy rates rising by 223 basis points (bps) in the twelve months ending June 2023. In that span, the United States Federal Reserve (Fed) hiked interest rates seven times for a 350 bps total increase, before finally pausing at their June 2023 meeting. However, expectations are that the Fed will resume rate hikes in July as stubborn core inflation remains elevated.

Despite the challenges from hawkish monetary policy and a significant slowdown in manufacturing activities, U.S. jobs data remained strong. As such, U.S. real Gross Domestic Product (GDP) grew an average quarter-over-quarter annualized rate of 1.8% in the four quarters ending March 2023. However, economic activity continues to slow—the U.S. manufacturing Purchasing Manager’s Index (PMI) again reads below 50, as it has done since October 20221. Similarly, Global PMI has been below 50 for nine consecutive months and is showing no signs of bottoming out. Emerging markets PMI, on the other hand, continued its streak of six consecutive months above 50.

Despite recent signs of resiliency, global earnings growth flipped negative, with the MSCI All Country World Index (ACWI) trailing twelve months earnings per share (TTM EPS) falling by 15%. The MSCI World Index TTM EPS increased by 4%, much higher than the MSCI Emerging Market Index’s -61%. In developed markets, the MSCI Europe Index (17%) earnings grew at a faster pace than the MSCI U.S. Index (2%). Within the U.S., mid-cap stocks, represented by the S&P Mid-Cap 400 Index, delivered higher earnings growth (5%) than large-cap (3%) and small-cap (1%) stocks, represented by the S&P 500 Index and the S&P Small-Cap 600 Index, respectively. Value stocks, represented by the Russell 1000 Value Index, delivered higher earnings growth (5%) than growth stocks (0%), represented by the Russell 1000 Growth Index. Large tech, represented by NASDAQ 100 Index, delivered -11% earnings growth.

Global equities outperformed global bonds in the last twelve months, with the MSCI ACWI recording a 17% gain year-over-year, while the Bloomberg Global Aggregate Corporate Index gained 2%. Within equities, developed markets (MSCI World Index) outperformed emerging markets (MSCI Emerging Markets Index) by 17%, and the U.S. (MSCI U.S. Index) outperformed developed markets ex-U.S. (MSCI World ex-U.S. Index) by 2%. Among major markets, the MSCI China Index was the worst performer with a 17% loss. The NASDAQ 100 Index was the top outperformer with a 33% gain. The Bloomberg U.S. Treasury Index delivered a 2% loss as the U.S. 10-year Treasury yield rose from 3.01% to 3.84%. Global high yield bonds outperformed investment grade corporate bonds and global treasury bonds by 8% and 13% respectively. The DXY Index, a proxy for U.S. dollar strength, dropped 2%. Commodity prices, represented by the S&P GSCI Total Return Index, fell 14%, and Nymex crude oil dropped significantly from 105.8 to 70.6 USD/ barrel, as the demand-supply dynamic improved.

Looking forward, the reversal in ultra-loose global central bank policy has led to an almost unrecognizable global investment landscape. Unlike the golden era of the past decade, where low inflation and low interest rates were suppressing volatility and lifting asset prices, the higher interest rate environment is now uncovering market strains and raising volatility.

Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of June 30, 2023.

1 In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.

Index descriptions:

MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.

MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries.

MSCI World ex-U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries-- excluding the United States.

MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets (DM) countries in Europe.

MSCI Emerging Markets Index consists of large and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.

MSCI U.S. Index is designed to measure the performance of the large and mid-cap segments of the U.S. market.

NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.

Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners' currencies.

Standard & Poor's 500 (S&P 500) Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.

Economic & Financial Market Review

S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.

S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.

S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call 1-800-787-1621 or online at www.principalam.com/etf.

* Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

.

Principal Active High Yield ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns*± as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Active High Yield ETF	10.15%	3.42%	4.13%	7/8/15

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide a high level of current income. The fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment grade bank loans (also known as senior floating rate interests), and preferred securities.

Security selection positively impacted returns due to the outperformance from overweights to Global Aircraft Leasing Co, Ahern Rentals, United Airlines, and Triumph Group, underweights to CSC Holdings LLC. Sector allocation outperformed due to an underweight to communications, and an overweight to energy.

Underperformance came from overweights to Aruba Investments Inc, Mold-Rite / Valcour Packaging LLC, and Lions Gate Capital Holdings, underweights to Carnival Corporation, and Royal Caribbean Cruises. From a sector perspective, our underweight to capital goods and overweight to consumer cyclicals had a negative impact on performance.

±Prior to September 1, 2021, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Principal Healthcare Innovators ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns*± as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Healthcare Innovators ETF	11.49%	0.98%	5.68%	8/19/16

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. It invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable.

The Principal Healthcare Innovators ETF underperformed the Index during the year. The healthcare technology and healthcare equipment and supplies industries performed the best within the index. Prometheus Biosciences, Provention Bio, and TG Therapeutics outperformed within the index. Our positioning in Exact Sciences, Sarepta Therapeutics, and Prometheus Biosciences contributed to performance.

The insurance and electronic equipment instruments and components industries underperformed during the year. Babylon Holdings, Tricida, and Gelesis Holdings underperformed within the index. Our positioning in Illumina, Mirati Therapeutics, and Tandem Diabetes Care detracted from performance.

^Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the Russell 2000 Healthcare Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Health Care Innovators Index. The Nasdaq US Health Care Innovators Index was a custom index which ceased operations on December 1, 2022. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

±Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Principal International Adaptive Multi-Factor ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	Since Inception	Inception Date
Principal International Adaptive Multi-Factor ETF	14.50%	-2.12%	5/26/21

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in securities of foreign companies. It invests in securities regardless of market capitalization size (small, medium or large). For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the MSCI World Ex-U.S. Index (the "index").

The Principal International Adaptive Multi-Factor ETF underperformed the index over the last 12 months. Ten of the eleven sectors within the index posted positive returns, led by information technology and consumer discretionary. UniCredit, Advantest, and Shopify outperformed within the index. Our positioning in Disco, Advantest, and Rheinmetall contributed to performance.

The real estate sector lagged during the year. Credit Suisse Group, Uniper, and Embracer Group underperformed within the index. Our positioning in Bezeq the Israel Telecommuncations Corp, WH Group, and Telefonica detracted from performance.

Principal Investment Grade Corporate Active ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Investment Grade Corporate Active ETF	0.87%	1.58%	1.26%	4/18/18

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income and, as a secondary objective, capital appreciation. The fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments.

Sector allocations contributed positively to performance from overweight positions in Banking, Insurance, Communications, Finance Companies, and Transportation. Security selection within Transportation, Consumer Non-Cyclical, Capital Goods, Electric, and REITs were also positive contributors to performance.

Security selection negatively impacted returns due to the underperformance from positions in Credit Suisse and First Republic. For sector allocation, underweight positions in Consumer Cyclical, Energy, Technology, and Basic Industry contributed negatively to performance.

Duration was also a negative contributor.

Principal Millennial Global Growth ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns*± as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Millennial Global Growth ETF	11.52%	4.71%	9.61%	8/19/16

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund primarily invests in equity securities, focusing on growth equity securities. Under normal circumstances, it invests at least 40% of its net assets in foreign and emerging market securities. The fund invests in equity securities of different market capitalizations (small, medium, or large). The fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the consumer discretionary sector and one or more industries within the communication services sector.

The Principal Millennial Global Growth ETF underperformed the Index during the year. Ten of the eleven sectors within the index posted positive returns, led by information technology and industrials. Zhongji Innolight, Posco, and Royal Caribbean Group outperformed within the index. Our positioning in Industria de Diseno Textil, Netflix, and Tencent Music Entertainment contributed to performance.

The real estate sector lagged during the year. SVB Financial Group, Signature Bank, and First Republic Bank underperformed within the index, while our positioning in Lufax Holding, Kuaishou Technology, and AT&T detracted from performance.

^Effective July 15, 2022 the fund changed its primary broad-based index to the MSCI ACWI NR USD Index in connection with the fund’s change to an actively managed fund. Prior to that date, the fund was passively managed to correspond to the Nasdaq Global Millennial Opportunity Index. The Nasdaq Global Millennial Opportunity Index was a custom index which ceased operations on December 1, 2022. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

± Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Principal Quality ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Quality ETF	19.69%	12.56%	13.25%	3/21/16

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. The fund invested significantly in one or more industries within the healthcare sector.

The Principal Quality ETF outperformed the Index over the last twelve months. Nine of the eleven sectors in the index posted positive returns, led by information technology and industrials. Royal Caribbean Group, NVIDIA, and Netflix outperformed within the index. Our positioning in Regeneron Pharmaceuticals, IDEXX Laboratories, and Gilead Sciences contributed to performance.

The real estate and utility sectors lagged during the year. Signature Bank, SVB Financial Group, and First Republic Bank underperformed in the index, while our positioning in SVB Financial Group, Waters Corporation, and AbbVie detracted from performance.

Principal Real Estate Active Opportunities ETF

Investment Advisor: Principal Global Investors, LLC

Sub-Advisor: Principal Real Estate Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	Since Inception	Inception Date
Principal Real Estate Active Opportunities ETF	-5.03%	-6.23%	5/18/22

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. It invests primarily in equity securities of U.S. companies, including those of small companies. The fund is non-diversified.

Fund performance benefited from investors displaying a preference for property types and stocks with greater economic sensitivity trading at lower valuation multiples. Thus, our overweight to gaming landlords and hotel and resort properties was beneficial. Gaming REITs were aided by healthy underlying casino growth and from inflation protection embedded in many leases. Similarly, hotel and resort owners experienced favorable demand trends, particularly from the leisure segment. Not owning office REITs was the largest contributor to fund performance, despite greater economic sensitivity and lower valuations, as the market remained concerned about work-from-home headwinds and the tightening of lending conditions, which are expected to hit office harder than others.

Avoidance of retail was a top detractor as the sector outperformed on signs of further fundamental recovery combined with lower valuation levels. Stock selection within industrial was also a detractor due the fund’s holdings having elevated exposure to Southern California on fears that market is slowing after years of outsized growth. An overweight to manufactured housing hurt performance due to expense pressures and unease regarding a recent acquisition made by one company that expanded its portfolio into the United Kingdom.

Principal Spectrum Preferred Securities Active ETF

Investment Advisor: Principal Global Investors, LLC

Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Spectrum Preferred Securities Active ETF	2.68%	2.37%	1.76%	7/10/17

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector.

In a rising rate environment (U.S. Treasury 2 year yield increased 195 basis points (bps) and the 10 year yield increased 82 bps) the Fund underperformed its ICE BofA U.S. Investment Grade Institutional Capital Securities Index (CIPS) benchmark (100% investment grade), because investment grade outperformed below investment grade paper, which represents mostly regional bank underperformance. Insurance hybrids, Limited Recourse Capital Notes (LRCNs) contributed to performance.

Principal Spectrum Tax-Advantaged Dividend Active ETF

Investment Advisor: Principal Global Investors, LLC

Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of June 30, 2023
	1-Year	Since Inception	Inception Date
Principal Spectrum Tax-Advantaged Dividend Active ETF	0.65%	0.66%	6/16/20

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”).

In a rising rate environment (U.S. Treasury 2 year yield increased 195 basis points (bps) and the 10 year yield increased 82 bps) the top returning holdings were Canadian Banks-Additional Tier 1 capital (AT1), Limited Recourse Capital Notes (LRCNs) and $1000 par Preferred Stock issued by U.S. Banks.

The largest detractors were $25 par preferred stocks and U.S. Treasury futures.

Principal U.S. Large-Cap Adaptive Multi-Factor ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	Since Inception	Inception Date
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	16.28%	4.05%	5/19/21

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations at the time of purchase. As a result, changes in the value of a single investment could cause greater fluctuations in its share price than would occur in a more diversified fund. The fund’s strategies may result in the active and frequent trading of its portfolio securities. It is non-diversified.

The Principal U.S. Large-Cap Adaptive Multi-Factor ETF underperformed the index over the last 12 months. Nine of the eleven sectors in the index posted positive returns, led by information technology and industrials. Royal Caribbean Group, NVIDIA, and Netflix outperformed within the index. Our positioning in PulteGroup, Regeneron Pharmaceuticals, and W.W. Grainger contributed to performance.

The real estate and utility sectors lagged during the year. Signature Bank, SVB Financial Group, and First Republic Bank underperformed in the index, while our positioning in First Republic Bank, Tyson Foods, and Advance Auto Parts detracted from performance.

Principal U.S. Mega-Cap ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal U.S. Mega-Cap ETF	21.39%	13.05%	12.22%	10/11/17

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase.

The Principal U.S. Mega Cap ETF outperformed the Index over the last 12 months. Nine of the eleven sectors in the index posted positive returns, led by information technology and industrials. Royal Caribbean Group, NVIDIA, and Netflix outperformed within the index. Our positioning in NVIDIA, Meta Platforms, and Broadcom contributed to performance.

The real estate and utility sectors lagged during the year. Signature Bank, SVB Financial Group, and First Republic Bank underperformed in the index, while our positioning in Pfizer, Danaher, and UnitedHealth Group detracted from performance.

Principal U.S. Small-Cap Adaptive Multi-Factor ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	Since Inception	Inception Date
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	9.22%	-1.39%	5/19/21

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The fund’s strategies may result in the active and frequent trading of its portfolio securities.

The Principal U.S. Small-Cap Adaptive Multi-Factor ETF underperformed the index over the last 12 months. Six of the eleven sectors within the index posted positive returns, led by industrials and information technology. E.l.f. Beauty, Circor International, and Axcelis Technologies outperformed within the index. Our positioning in Olympic Steel, Green Brick Partners, and Comfort Systems contributed to performance.

The financials and real estate sectors lagged during the year. HomeStreet, Nektar Therapeutics, and Bed Bath and Beyond underperformed in the index, while our positioning in Genesco, Ameris Bancorp, and Mercer International detracted from performance.

Principal U.S. Small-Cap ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns*± as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal U.S. Small-Cap ETF	13.59%	6.41%	9.55%	9/21/16

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index.

The Principal U.S. Small-Cap ETF outperformed the Index during the year. Seven of the eleven sectors within the index posted positive returns, led by industrial and energy. Applied Digital, Prometheus Biosciences, and Super Micro Computer outperformed within the index. Our positioning in Super Micro Computer, Axcelis Technologies, and Atlas Air Worldwide Holdings contributed to performance.

The financials and communication services sectors lagged during the year. Diebold Nixdorf, Starry Group, and Babylon Holdings underperformed in the index, while our positioning in Associated Banc-Corp, United Community Banks, and Spectrum Brands Holdings detracted from performance.

^Effective July 8, 2022, the Fund changed its primary broad-based index to the Russell 2000 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US SmallCap Select Leaders Index. The Nasdaq US SmallCap Select Leaders Index was a custom index which ceased operations on December 1, 2022. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

± Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Principal Value ETF

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of June 30, 2023
	1-Year	5-Year	Since Inception	Inception Date
Principal Value ETF	10.45%	8.08%	9.98%	3/21/16

What contributed to or detracted from Fund performance during the fiscal year?

The investment seeks long-term growth of capital. Under normal circumstances, the fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases).

The Principal Value ETF underperformed the Index over the last twelve months. Nine of the eleven sectors in the index posted positive returns, led by information technology and industrials. Royal Caribbean Group, NVIDIA, and Netflix outperformed within the index. Our positioning in Cardinal Health, Ross Stores, and Omnicom Group contributed to performance.

The real estate and utility sectors lagged during the year. Signature Bank, SVB Financial Group, and First Republic Bank underperformed in the index, while our positioning in Zions Bancorporation, Organon, and Sealed Air detracted from performance.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2023

					Principal
			Principal		International
	Principal		Healthcare		Adaptive
	Active High		Innovators		Multi-Factor
	Yield ETF		ETF		ETF
Investment in securities — at cost	$111,143,837		$78,304,030		$15,504,589
Investment in affiliated funds — at cost	$3,219,013		$1,429,219		$—
Foreign currency — at cost	$2		$—		$9,549
Assets
Investment in securities — at value	$103,948,260	(a)	$54,006,740	(a)	$15,571,957
Investment in affiliated funds — at value	3,219,013		1,429,219		—
Foreign currency — at value	2		—		9,570
Cash	8,953		6,570		30
Receivables:
Dividends	41,619		539		79,427
Interest	1,606,850		—		—
Securities lending income	3,205		9,313		—
Investment securities sold	5,869		—		—
Total Assets	108,833,771		55,452,381		15,660,984

Liabilities
Accrued management and investment advisory fees	33,060		19,125		3,060
Payables:
Investment securities purchased	487,641		6,692		—
Collateral obligation on securities loaned — at value	3,219,013		1,429,219		—
Total Liabilities	3,739,714		1,455,036		3,060
Net Assets Applicable to Outstanding Shares	$105,094,057		$53,997,345		$15,657,924

Net Assets Consist of:
Capital shares and additional paid-in-capital	$128,387,124		$100,760,041		$24,545,834
Total distributable earnings (accumulated loss)	(23,293,067)		(46,762,696)		(8,887,910)
Total Net Assets	$105,094,057		$53,997,345		$15,657,924

Net Asset Value Per Share:
Net assets	$105,094,057		$53,997,345		$15,657,924
Shares issued and outstanding	5,750,000		1,500,001		700,001
Net asset value per share	$18.28		$36.00		$22.37

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2023

	Principal
	Investment		Principal
	Grade		Millennial
	Corporate		Global Growth		Principal
	Active ETF		ETF (a)		Quality ETF
Investment in securities — at cost	$49,258,885		$37,576,575		$32,981,210
Investment in affiliated funds — at cost	$384,880		$721,539		$—
Assets
Investment in securities — at value	$46,660,338	(b)	$29,964,461	(b)	$36,681,051
Investment in affiliated funds — at value	384,880		721,539		—
Cash	625		—		—
Deposits with counterparty	51,410		—		—
Receivables:
Dividends	3,642		27,442		18,994
Interest	476,333		—		—
Securities lending income	362		865		—
Total Assets	47,577,590		30,714,307		36,700,045

Liabilities
Accrued management and investment advisory fees	7,241		9,174		4,366
Payables:
Variation margin on financial derivative instruments	11,273		—		—
Collateral obligation on securities loaned — at value	384,880		721,539		—
Total Liabilities	403,394		730,713		4,366
Net Assets Applicable to Outstanding Shares	$47,174,196		$29,983,594		$36,695,679

Net Assets Consist of:
Capital shares and additional paid-in-capital	$67,690,851		$46,997,698		$45,577,128
Total distributable earnings (accumulated loss)	(20,516,655)		(17,014,104)		(8,881,449)
Total Net Assets	$47,174,196		$29,983,594		$36,695,679

Net Asset Value Per Share:
Net assets	$47,174,196		$29,983,594		$36,695,679
Shares issued and outstanding	2,300,001		700,001		650,001
Net asset value per share	$20.51		$42.83		$56.45

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	June 30, 2023

			Principal		Principal
		Principal Real	Spectrum		Spectrum Tax-
		Estate Active	Preferred		Advantaged
		Opportunities	Securities		Dividend
		ETF	Active ETF		Active ETF
Investment in securities — at cost		$5,890,998	$610,666,167		$21,601,475
Investment in affiliated funds — at cost		$—	$3,970,623		$—
Assets
Investment in securities — at value		$5,419,779	$566,324,751	(a)	$19,869,012
Investment in affiliated funds — at value		—	3,970,623		—
Cash		—	—		6,165
Deposits with counterparty		—	—		25,397
Receivables:
Dividends		26,161	66,830		13,098
Interest		—	6,468,798		177,544
Securities lending income		—	5,858		—
Fund shares sold		—	3,373,271		—
	Total Assets	5,445,940	580,210,131		20,091,216

Liabilities
Accrued management and investment advisory fees		2,852	253,279		9,867
Collateral obligation on securities loaned — at value		—	3,970,623		—
	Total Liabilities	2,852	4,223,902		9,867
Net Assets Applicable to Outstanding Shares		$5,443,088	$575,986,229		$20,081,349

Net Assets Consist of:
Capital shares and additional paid-in-capital		$5,934,393	$641,037,630		$23,199,790
Total distributable earnings (accumulated loss)		(491,305)	(65,051,401)		(3,118,441)
	Total Net Assets	$5,443,088	$575,986,229		$20,081,349

Net Asset Value Per Share:
Net assets		$5,443,088	$575,986,229		$20,081,349
Shares issued and outstanding		240,001	34,150,005		1,150,001
Net asset value per share		$22.68	$16.87		$17.46

(a)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	June 30, 2023

			Principal U.S.			Principal U.S.
		Large	-Cap		Small	-Cap
			Adaptive			Adaptive
			Multi-Factor	Principal U.S.		Multi-Factor
			ETF	Mega-Cap ETF		ETF
Investment in securities — at cost			$6,717,747	$1,262,120,816		$5,527,304
Assets
Investment in securities — at value			$6,567,559	$1,463,279,280		$5,855,807
Receivables:
Dividends			4,704	721,718		5,566
Investment securities sold			—	2,178,418		—
Expense reimbursement from Advisor			—	35,260		—
	Total Assets		6,572,263	1,466,214,676		5,861,373

Liabilities
Accrued management and investment advisory fees			787	176,299		898
Fund shares redeemed			—	2,184,856		—
	Total Liabilities		787	2,361,155		898
Net Assets Applicable to Outstanding Shares			$6,571,476	$1,463,853,521		$5,860,475

Net Assets Consist of:
Capital shares and additional paid-in-capital			$11,947,818	$1,351,049,602		$6,262,759
Total distributable earnings (accumulated loss)			(5,376,342)	112,803,919		(402,284)
	Total Net Assets		$6,571,476	$1,463,853,521		$5,860,475

Net Asset Value Per Share:
Net assets			$6,571,476	$1,463,853,521		$5,860,475
Shares issued and outstanding			250,001	33,500,001		250,001
Net asset value per share			$26.29	$43.70		$23.44

  See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	June 30, 2023

	Principal U.S.
		Small-Cap		Principal Value
		ETF (a)		ETF
Investment in securities — at cost		$195,420,307		$37,034,433
Investment in affiliated funds — at cost		$847,907		$—
Assets
Investment in securities — at value		$201,106,953	(b)	$37,269,306
Investment in affiliated funds — at value		847,907		—
Receivables:
Dividends		157,681		75,158
Securities lending income		271		—
Investment securities sold		87,374		—
	Total Assets	202,200,186		37,344,464

Liabilities
Accrued management and investment advisory fees		61,008		4,482
Collateral obligation on securities loaned — at value		847,907		—
	Total Liabilities	908,915		4,482
Net Assets Applicable to Outstanding Shares		$201,291,271		$37,339,982

Net Assets Consist of:
Capital shares and additional paid-in-capital		$374,832,931		$65,138,079
Total distributable earnings (accumulated loss)		(173,541,660)		(27,798,097)
	Total Net Assets	$201,291,271		$37,339,982

Net Asset Value Per Share:
Net assets		$201,291,271		$37,339,982
Shares issued and outstanding		4,750,001		900,001
Net asset value per share		$42.38		$41.49

(a)	Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2023

			Principal
		Principal	International
	Principal	Healthcare	Adaptive
	Active High	Innovators	Multi-Factor
	Yield ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$258,291	$48,416	$528,511
Withholding tax	—	—	(57,247)
Interest	10,541,705	—	—
Securities lending — net	31,071	72,322	—
Total Income	10,831,067	120,738	471,264

Expenses:
Management and investment advisory fees	680,077	239,432	32,003
Total Expenses	680,077	239,432	32,003
Net Investment Income (Loss)	10,150,990	(118,694)	439,261

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(3,137,089)	(14,608,378)	(2,029,487)
In-kind redemptions	(10,906,862)	776,842	(319,766)
Foreign currency transactions	—	—	(1,690)
Change in unrealized appreciation (depreciation) of:
Investments	25,524,711	19,829,648	3,768,280
Foreign currency transactions	—	—	3,326
Net Realized and Unrealized Gain (Loss)	11,480,760	5,998,112	1,420,663
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,631,750	$5,879,418	$1,859,924

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2023

	Principal
	Investment	Principal
	Grade	Millennial
	Corporate	Global Growth	Principal
	Active ETF	ETF (a)	Quality ETF
Net Investment Income (Loss)
Income:
Dividend	$126,440	$530,849	$438,574
Withholding tax	—	(19,289)	(357)
Interest	3,107,058	—	—
Securities lending — net	2,581	19,157	—
Total Income	3,236,079	530,717	438,217

Expenses:
Management and investment advisory fees	168,052	103,972	49,652
Total Expenses	168,052	103,972	49,652
Net Investment Income (Loss)	3,068,027	426,745	388,565

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(7,965,073)	(567,457)	(235,438)
In-kind redemptions	(56,221,905)	—	1,588,878
Foreign currency transactions	—	(609)	—
Futures contracts	(256,390)	—	—
Change in unrealized appreciation (depreciation) of:
Investments	65,372,706	3,219,051	4,996,312
Futures contracts	15,608	—	—
Foreign currency transactions	—	459	—
Net Realized and Unrealized Gain (Loss)	944,946	2,651,444	6,349,752
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,012,973	$3,078,189	$6,738,317

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2023

		Principal	Principal
	Principal Real	Spectrum	Spectrum Tax-
	Estate Active	Preferred	Advantaged
	Opportunities	Securities	Dividend
	ETF	Active ETF	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$154,302	$413,191	$151,415
Interest	—	20,383,689	968,712
Securities lending — net	—	33,762	—
Total Income	154,302	20,830,642	1,120,127

Expenses:
Management and investment advisory fees	33,703	2,405,683	124,264
Total Expenses	33,703	2,405,683	124,264
Net Investment Income (Loss)	120,599	18,424,959	995,863

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(55,825)	(9,158,068)	(1,012,497)
In-kind redemptions	—	(4,305,378)	—
Written options	—	—	17,563
Change in unrealized appreciation (depreciation) of:
Investments	(319,485)	8,786,436	141,114
Net Realized and Unrealized Gain (Loss)	(375,310)	(4,677,010)	(853,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(254,711)	$13,747,949	$142,043

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2023

	Principal U.S.			Principal U.S.
	Large-Cap		Small	-Cap
	Adaptive			Adaptive
	Multi-Factor	Principal U.S.		Multi-Factor
	ETF	Mega-Cap ETF		ETF
Net Investment Income (Loss)
Income:
Dividend	$107,626	$19,835,648		$105,127
Withholding tax	(27)	—		(146)
Total Income	107,599	19,835,648		104,981

Expenses:
Management and investment advisory fees	9,527	1,805,383		10,823
Total Gross Expenses	9,527	1,805,383		10,823
Less: Reimbursement from Advisor	—	(361,077)		—
Total Net Expenses	9,527	1,444,306		10,823
Net Investment Income (Loss)	98,072	18,391,342		94,158

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(736,561)	(25,665,178)		(356,638)
In-kind redemptions	(1,310,311)	66,713,308		—
Change in unrealized appreciation (depreciation) of:
Investments	2,909,479	199,046,571		758,503
Net Realized and Unrealized Gain (Loss)	862,607	240,094,701		401,865
Net Increase (Decrease) in Net Assets Resulting from Operations	$960,679	$258,486,043		$496,023

  See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2023

	Principal U.S.
	Small-Cap	Principal Value
	ETF (a)	ETF
Net Investment Income (Loss)
Income:
Dividend	$5,162,767	$1,738,882
Withholding tax	(6,899)	—
Securities lending — net	26,078	—
Total Income	5,181,946	1,738,882

Expenses:
Management and investment advisory fees	1,120,109	107,261
Total Expenses	1,120,109	107,261
Net Investment Income (Loss)	4,061,837	1,631,621

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(31,208,231)	253,894
In-kind redemptions	(32,348,507)	4,863,899
Change in unrealized appreciation (depreciation) of:
Investments	112,599,822	5,432,725
Net Realized and Unrealized Gain (Loss)	49,043,084	10,550,518
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,104,921	$12,182,139

(a)	Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active High Yield ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$10,150,990	$10,370,892
Net realized gain (loss)	(14,043,951)	22,688,033
Change in unrealized appreciation (depreciation)	25,524,711	(58,007,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,631,750	(24,948,510)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(11,723,824)	(11,667,484)
Total Dividends and Distributions	(11,723,824)	(11,667,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(123,588,810)	22,948,323
Total Increase (Decrease) in Net Assets	(113,680,884)	(13,667,671)

Net Assets
Beginning of year	218,774,941	232,442,612
End of year	$105,094,057	$218,774,941

Capital Share Transactions
Dollars:
Sold	$170,914,816	$102,653,195
Redeemed	(294,503,626)	(79,704,872)
Net Increase (Decrease)	$(123,588,810)	$22,948,323
Shares:
Sold	9,400,000	3,700,000
Redeemed	(16,000,000)	(2,500,000)
Net Increase (Decrease)	(6,600,000)	1,200,000

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal Healthcare Innovators ETF
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$(118,694)	$(293,184)
Net realized gain (loss)	(13,831,536)	4,792,287
Change in unrealized appreciation (depreciation)	19,829,648	(65,363,644)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,879,418	(60,864,541)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	—	(861,124)
Total Dividends and Distributions	—	(861,124)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(5,157,228)	(61,196,542)
Total Increase (Decrease) in Net Assets	722,190	(122,922,207)

Net Assets
Beginning of year	53,275,155	176,197,362
End of year	$53,997,345	$53,275,155

Capital Share Transactions
Dollars:
Sold	$1,657,546	$2,777,910
Redeemed	(6,814,774)	(63,974,452)
Net Increase (Decrease)	$(5,157,228)	$(61,196,542)
Shares:
Sold	50,000	50,000
Redeemed	(200,000)	(1,300,000)
Net Increase (Decrease)	(150,000)	(1,250,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal International Adaptive Multi-
	Factor ETF
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$439,261	$2,037,402
Net realized gain (loss)	(2,350,943)	(9,062,479)
Change in unrealized appreciation (depreciation)	3,771,606	(2,677,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,859,924	(9,702,163)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(512,269)	(1,862,278)
Total Dividends and Distributions	(512,269)	(1,862,278)

Capital Share Transactions
Net increase (decrease) in capital share transactions	108,803	(21,352,130)
Total Increase (Decrease) in Net Assets	1,456,458	(32,916,571)

Net Assets
Beginning of year	14,201,466	47,118,037
End of year	$15,657,924	$14,201,466

Capital Share Transactions
Dollars:
Sold	$2,130,137	$133,715,469
Redeemed	(2,021,334)	(155,067,599)
Net Increase (Decrease)	$108,803	$(21,352,130)
Shares:
Sold	100,000	5,400,000
Redeemed	(100,000)	(6,600,000)
Net Increase (Decrease)	—	(1,200,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Investment Grade Corporate
	Active ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$3,068,027	$11,547,215
Net realized gain (loss)	(64,443,368)	(5,080,997)
Change in unrealized appreciation (depreciation)	65,388,314	(76,159,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,012,973	(69,693,439)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(4,589,877)	(15,584,122)
Total Dividends and Distributions	(4,589,877)	(15,584,122)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(321,275,205)	(26,967,396)
Total Increase (Decrease) in Net Assets	(321,852,109)	(112,244,957)

Net Assets
Beginning of year	369,026,305	481,271,262
End of year	$47,174,196	$369,026,305

Capital Share Transactions
Dollars:
Sold	$41,226,063	$37,903,794
Redeemed	(362,501,268)	(64,871,190)
Net Increase (Decrease)	$(321,275,205)	$(26,967,396)
Shares:
Sold	1,950,000	1,500,000
Redeemed	(16,550,000)	(2,600,000)
Net Increase (Decrease)	(14,600,000)	(1,100,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Millennial Global
	Growth ETF (a)
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$426,745	$2,886,044
Net realized gain (loss)	(568,066)	(14,685,302)
Change in unrealized appreciation (depreciation)	3,219,510	(22,104,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,078,189	(33,904,235)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(549,801)	(2,817,266)
Total Dividends and Distributions	(549,801)	(2,817,266)

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,848,155	(66,070,744)
Total Increase (Decrease) in Net Assets	6,376,543	(102,792,245)

Net Assets
Beginning of year	23,607,051	126,399,296
End of year	$29,983,594	$23,607,051

Capital Share Transactions
Dollars:
Sold	$3,848,155	$45,979,391
Redeemed	—	(112,050,135)
Net Increase (Decrease)	$3,848,155	$(66,070,744)
Shares:
Sold	100,000	800,000
Redeemed	—	(2,100,000)
Net Increase (Decrease)	100,000	(1,300,000)

(a) Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Quality ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$388,565	$891,275
Net realized gain (loss)	1,353,440	(5,551,421)
Change in unrealized appreciation (depreciation)	4,996,312	(3,671,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,738,317	(8,331,617)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(527,129)	(811,956)
Total Dividends and Distributions	(527,129)	(811,956)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(15,004,459)	(3,853,104)
Total Increase (Decrease) in Net Assets	(8,793,271)	(12,996,677)

Net Assets
Beginning of year	45,488,950	58,485,627
End of year	$36,695,679	$45,488,950

Capital Share Transactions
Dollars:
Sold	$5,213,657	$144,698,544
Redeemed	(20,218,116)	(148,551,648)
Net Increase (Decrease)	$(15,004,459)	$(3,853,104)
Shares:
Sold	100,000	2,600,000
Redeemed	(400,000)	(2,750,000)
Net Increase (Decrease)	(300,000)	(150,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Real Estate Active
	Opportunities ETF
Year ended		Period ended
June 30, 2023		June 30, 2022 (a)
Operations
Net investment income (loss)	$120,599	$21,660
Net realized gain (loss)	(55,825)	22,299
Change in unrealized appreciation (depreciation)	(319,485)	(151,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(254,711)	(107,775)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(128,638)	—
Total Dividends and Distributions	(128,638)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	436,840	5,497,372
Total Increase (Decrease) in Net Assets	53,491	5,389,597

Net Assets
Beginning of period	5,389,597	—
End of period	$5,443,088	$5,389,597

Capital Share Transactions
Dollars:
Sold	$436,840	$5,497,372
Redeemed	—	—
Net Increase (Decrease)	$436,840	$5,497,372
Shares:
Sold	20,000	220,001
Redeemed	—	—
Net Increase (Decrease)	20,000	220,001

(a) Period from May 18, 2022, date operations commenced, through June 30, 2022.

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Spectrum Preferred Securities
	Active ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$18,424,959	$12,966,742
Net realized gain (loss)	(13,463,446)	(1,783,750)
Change in unrealized appreciation (depreciation)	8,786,436	(66,719,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,747,949	(55,536,762)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(20,075,762)	(16,461,144)
Total Dividends and Distributions	(20,075,762)	(16,461,144)

Capital Share Transactions
Net increase (decrease) in capital share transactions	237,357,268	53,621,546
Total Increase (Decrease) in Net Assets	231,029,455	(18,376,360)

Net Assets
Beginning of year	344,956,774	363,333,134
End of year	$575,986,229	$344,956,774

Capital Share Transactions
Dollars:
Sold	$317,487,703	$119,885,173
Redeemed	(80,130,435)	(66,263,627)
Net Increase (Decrease)	$237,357,268	$53,621,546
Shares:
Sold	18,650,000	5,950,000
Redeemed	(4,550,000)	(3,500,000)
Net Increase (Decrease)	14,100,000	2,450,000

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal Spectrum Tax-Advantaged
	Dividend Active ETF
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$995,863	$942,323
Net realized gain (loss)	(994,934)	28,895
Change in unrealized appreciation (depreciation)	141,114	(3,438,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	142,043	(2,467,430)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(1,148,780)	(1,220,956)
Total Dividends and Distributions	(1,148,780)	(1,220,956)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	2,129,041
Total Increase (Decrease) in Net Assets	(1,006,737)	(1,559,345)

Net Assets
Beginning of year	21,088,086	22,647,431
End of year	$20,081,349	$21,088,086

Capital Share Transactions
Dollars:
Sold	$—	$2,129,041
Redeemed	—	—
Net Increase (Decrease)	$—	$2,129,041
Shares:
Sold	—	100,000
Redeemed	—	—
Net Increase (Decrease)	—	100,000

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal U.S. Large-Cap Adaptive
	Multi-Factor ETF
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$98,072	$1,150,353
Net realized gain (loss)	(2,046,872)	(3,811,836)
Change in unrealized appreciation (depreciation)	2,909,479	(3,432,631)
Net Increase (Decrease) in Net Assets Resulting from Operations	960,679	(6,094,114)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(237,483)	(1,000,323)
Total Dividends and Distributions	(237,483)	(1,000,323)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(6,901,309)	(9,997,947)
Total Increase (Decrease) in Net Assets	(6,178,113)	(17,092,384)

Net Assets
Beginning of year	12,749,589	29,841,973
End of year	$6,571,476	$12,749,589

Capital Share Transactions
Dollars:
Sold	$—	$172,626,760
Redeemed	(6,901,309)	(182,624,707)
Net Increase (Decrease)	$(6,901,309)	$(9,997,947)
Shares:
Sold	—	6,400,000
Redeemed	(300,000)	(7,000,000)
Net Increase (Decrease)	(300,000)	(600,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Mega-Cap ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$18,391,342	$29,571,207
Net realized gain (loss)	41,048,130	318,629,005
Change in unrealized appreciation (depreciation)	199,046,571	(388,433,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,486,043	(40,232,840)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(19,885,169)	(31,378,545)
Total Dividends and Distributions	(19,885,169)	(31,378,545)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(142,174,201)	(519,025,943)
Total Increase (Decrease) in Net Assets	96,426,673	(590,637,328)

Net Assets
Beginning of year	1,367,426,848	1,958,064,176
End of year	$1,463,853,521	$1,367,426,848

Capital Share Transactions
Dollars:
Sold	$206,613,201	$564,035,727
Redeemed	(348,787,402)	(1,083,061,670)
Net Increase (Decrease)	$(142,174,201)	$(519,025,943)
Shares:
Sold	5,200,000	13,400,000
Redeemed	(9,050,000)	(25,400,000)
Net Increase (Decrease)	(3,850,000)	(12,000,000)

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal U.S. Small-Cap Adaptive
	Multi-Factor ETF
Year ended		Year ended
June 30, 2023		June 30, 2022
Operations
Net investment income (loss)	$94,158	$96,711
Net realized gain (loss)	(356,638)	(365,590)
Change in unrealized appreciation (depreciation)	758,503	(561,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	496,023	(830,543)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(98,793)	(108,910)
Total Dividends and Distributions	(98,793)	(108,910)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	—
Total Increase (Decrease) in Net Assets	397,230	(939,453)

Net Assets
Beginning of year	5,463,245	6,402,698
End of year	$5,860,475	$5,463,245

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	—	—
Net Increase (Decrease)	$—	$—
Shares:
Sold	—	—
Redeemed	—	—
Net Increase (Decrease)	—	—

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Small-Cap ETF (a)
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$4,061,837	$15,920,622
Net realized gain (loss)	(63,556,738)	179,835,384
Change in unrealized appreciation (depreciation)	112,599,822	(330,521,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,104,921	(134,765,301)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(6,213,838)	(17,721,353)
Total Dividends and Distributions	(6,213,838)	(17,721,353)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(461,864,330)	(859,252,127)
Total Increase (Decrease) in Net Assets	(414,973,247)	(1,011,738,781)

Net Assets
Beginning of year	616,264,518	1,628,003,299
End of year	$201,291,271	$616,264,518

Capital Share Transactions
Dollars:
Sold	$16,238,484	$472,542,832
Redeemed	(478,102,814)	(1,331,794,959)
Net Increase (Decrease)	$(461,864,330)	$(859,252,127)
Shares:
Sold	400,000	10,150,000
Redeemed	(11,850,000)	(28,650,000)
Net Increase (Decrease)	(11,450,000)	(18,500,000)

(a) Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

  See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Value ETF
	Year ended	Year ended
	June 30, 2023	June 30, 2022
Operations
Net investment income (loss)	$1,631,621	$4,657,810
Net realized gain (loss)	5,117,793	(17,125,428)
Change in unrealized appreciation (depreciation)	5,432,725	(7,994,936)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,182,139	(20,462,554)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(4,060,672)	(2,251,380)
Total Dividends and Distributions	(4,060,672)	(2,251,380)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(186,656,742)	194,090,855
Total Increase (Decrease) in Net Assets	(178,535,275)	171,376,921

Net Assets
Beginning of year	215,875,257	44,498,336
End of year	$37,339,982	$215,875,257

Capital Share Transactions
Dollars:
Sold	$39,360,027	$371,175,106
Redeemed	(226,016,769)	(177,084,251)
Net Increase (Decrease)	$(186,656,742)	$194,090,855
Shares:
Sold	1,000,000	8,700,000
Redeemed	(5,650,000)	(4,200,000)
Net Increase (Decrease)	(4,650,000)	4,500,000

  See accompanying notes.

     Notes to Financial Statements Principal Exchange-Traded Funds June 30, 2023

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fourteen series, Principal Active High Yield ETF, Principal Healthcare Innovators ETF, Principal International Adaptive Multi-Factor ETF, Principal Investment Grade Corporate Active ETF, Principal Millennial Global Growth ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal U.S. Large-Cap Adaptive Multi-Factor ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap Adaptive Multi-Factor ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal International Adaptive Multi-Factor ETF and Principal Real Estate Active Opportunities ETF which are issued and redeemed in aggregations of 100,000 shares and 20,000 shares, respectively (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active High Yield ETF	NYSE Arca
Principal Healthcare Innovators ETF	The Nasdaq Stock Market LLC
Principal International Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennial Global Growth ETF	The Nasdaq Stock Market LLC
Principal Quality ETF	The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF	NYSE Arca
Principal Spectrum Preferred Securities Active ETF	NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF	NYSE Arca
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Mega-Cap ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Small-Cap ETF	The Nasdaq Stock Market LLC
Principal Value ETF	The Nasdaq Stock Market LLC

Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF. In addition to the name change, the Board of Trustees authorized a 2 for 1 stock split effective after the close of trading on August 30, 2021. The stock split has been retroactively reflected on the Financial Highlights.

     Notes to Financial Statements Principal Exchange-Traded Funds June 30, 2023

1. Organization (continued)

Effective October 29, 2021, the following Funds changed their names as shown below:

Previous Name	New Name
Principal Healthcare Innovators Index ETF	Principal Healthcare Innovators ETF
Principal Millennials Index ETF	Principal Millennials ETF

Principal Real Estate Active Opportunities ETF initial investment and commencement of operations was May 18, 2022.

Effective July 8, 2022 and July 15, 2022, Principal U.S. Small-Cap Multi-Factor ETF and Principal Healthcare Innovators ETF changed from passively managed funds to actively managed funds, respectively.

Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF and changed from passively managed fund to actively managed fund.

Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing NAV per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

2. Significant Accounting Policies (continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of June 30, 2023:

Principal International Adaptive Multi-Factor ETF
Australian Dollar	6.51%
British Pound Sterling	12.25%
Canadian Dollar	10.03%
Euro	31.20%
Japanese Yen	20.27%
Swiss Franc	7.17%
Principal Millennial Global Growth ETF
Euro	13.96%

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

2. Significant Accounting Policies (continued)

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the year ended June 30, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024.

Management expects these ASUs will not have a material impact on the Funds' financial statements.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

2. Significant Accounting Policies (continued)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds' financial statements.

Tracking Basket Structure. Principal Real Estate Active Opportunities ETF operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and does not publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of the Fund but is not the Fund's actual portfolio. The Fund's Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund's NAV, there is a risk that market prices will vary significantly from NAV.

3. Operating Policies

Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security's equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution's continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution's discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer's liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer's decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended June 30, 2023, the Funds did not engage in cross trades.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of June 30, 2023, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF were $51,410 and $25,397 respectively.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

3. Operating Policies (continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management's experience, the risk of loss would be remote.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

3. Operating Policies (continued)

Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of Investments.

In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2023, there were no unfunded loan commitments.

Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2023, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active High Yield ETF	38.16%
Principal U.S. Mega-Cap ETF	82.39
Principal U.S. Small-Cap ETF	75.79

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

3. Operating Policies (continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations information about derivatives can be found:

	Asset Derivatives			Liability Derivatives
	June 30, 2023			June 30, 2023

	Statement of Assets and			Statement of Assets and
Derivatives not accounted for as hedging instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total			Payables, Total
	distributable earnings			distributable earnings
	(accumulated loss)	$57,804	*	(accumulated loss)	$—

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

		Net Realized Gain or		Net Change in Unrealized
		(Loss) on Derivatives		Appreciation
	Location of Gain or (Loss) on	Recognized in		(Depreciation) of
	Derivatives Recognized in	Statement of		Derivatives Recognized in
Derivatives not accounted for as hedging instruments	Statement of Operations	Operations		Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures contracts	$(256,390)		$15,608

Principal Spectrum Tax-Advantaged Dividend Active ETF
	Investment
Equity contracts	transactions/Investments	$(24,950	) **	$—
	Written options	17,563		—

** Investment transactions includes purchased options and/or purchased swaptions.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

3. Operating Policies (continued)

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the year ended June 30, 2023:

		Average Notional or
Contract Type	Derivative Type	Number of Contracts
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Short	$3,073,545
	Futures — Long	2,794,646

Principal Spectrum Tax-Advantaged Dividend Active ETF
Equity contracts	Purchased options	25
	Written options	25

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

4. Fair Valuation (continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of June 30, 2023, in valuing the Funds' securities carried at fair value:

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $		88,157,015	$		— $	88,157,015
Senior Floating Rate Interests*		—		5,447,015			—	5,447,015
U.S. Government & Government Agency
Obligations*		—		3,013,816			—	3,013,816
Investment Companies		10,549,427		—			—	10,549,427
Total investments in securities		$10,549,427		$96,617,846	$		— $	107,167,273

Principal Healthcare Innovators ETF
Common Stocks*		$53,904,909	$	— $			— $	53,904,909
Investment Companies		1,531,050		—			—	1,531,050
Total investments in securities		$55,435,959	$	— $			— $	55,435,959

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$993,620	$	— $			— $	993,620
Communications		924,861		—			—	924,861
Consumer, Cyclical		2,346,564		—			—	2,346,564
Consumer, Non-cyclical		3,457,322		—			—	3,457,322
Diversified		34,726		—			—	34,726
Energy		979,436		1,714			—	981,150
Financial		3,059,444		—			—	3,059,444
Industrial		2,069,503		—			—	2,069,503
Technology		1,013,077		—			—	1,013,077
Utilities		557,374		—			—	557,374
Preferred Stocks*		69,055		—			—	69,055
Investment Companies		65,261		—			—	65,261
Total investments in securities		$15,570,243		$1,714	$		— $	15,571,957

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

4. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		45,098,417	$		— $	45,098,417
U.S. Government & Government Agency
Obligations*		—		1,136,529			—	1,136,529
Investment Companies		810,272		—			—	810,272
Total investments in securities		$810,272		$46,234,946	$		— $	47,045,218
Derivative Assets
Interest rate contracts
Futures		$57,804	$	— $			— $	57,804

Principal Millennial Global Growth ETF
Common Stocks*		$29,865,253	$	— $			— $	29,865,253
Investment Companies		820,747		—			—	820,747
Total investments in securities		$30,686,000	$	— $			— $	30,686,000

Principal Quality ETF
Common Stocks*		$36,549,939	$	— $			— $	36,549,939
Investment Companies		131,112		—			—	131,112
Total investments in securities		$36,681,051	$	— $			— $	36,681,051

Principal Real Estate Active Opportunities ETF
Common Stocks*		$5,380,676	$	— $			— $	5,380,676
Investment Companies		39,103		—			—	39,103
Total investments in securities		$5,419,779	$	— $			— $	5,419,779

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		554,413,194	$		— $	554,413,194
Investment Companies		15,882,180		—			—	15,882,180
Total investments in securities		$15,882,180		$554,413,194	$		— $	570,295,374

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,158,738	$	— $			— $	2,158,738
Bonds*		—		17,425,213			—	17,425,213
Investment Companies		285,061		—			—	285,061
Total investments in securities		$2,443,799		$17,425,213	$		— $	19,869,012

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*		$6,547,181	$	— $			— $	6,547,181
Investment Companies		20,378		—			—	20,378
Total investments in securities		$6,567,559	$	— $			— $	6,567,559

Principal U.S. Mega-Cap ETF
Common Stocks*		$1,459,447,660	$	— $			— $	1,459,447,660
Investment Companies		3,831,620		—			—	3,831,620
Total investments in securities		$1,463,279,280	$	— $			— $	1,463,279,280

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*		$5,835,923	$	— $			— $	5,835,923
Investment Companies		19,884		—			—	19,884
Total investments in securities		$5,855,807	$	— $			— $	5,855,807

Principal U.S. Small-Cap ETF
Common Stocks*		$200,549,508	$	— $			— $	200,549,508
Investment Companies		1,405,352		—			—	1,405,352
Total investments in securities		$201,954,860	$	— $			— $	201,954,860

Principal Value ETF
Common Stocks*		$37,108,797	$	— $			— $	37,108,797
Investment Companies		160,509		—			—	160,509
Total investments in securities		$37,269,306	$	— $			— $	37,269,306

* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators ETF	0.42%	0.40%	0.38%	0.37%

Fund				All Assets
Principal Active High Yield ETF				0.39%
Principal International Adaptive Multi-Factor ETF				0.24
Principal Investment Grade Corporate Active ETF				0.19
Principal Millennial Global Growth ETF				0.38
Principal Quality ETF				0.15
Principal Real Estate Active Opportunities ETF				0.65
Principal Spectrum Preferred Securities Active ETF				0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF				0.60
Principal U.S. Large-Cap Adaptive Multi-Factor ETF				0.15
Principal U.S. Mega-Cap ETF				0.15
Principal U.S. Small-Cap Adaptive Multi-Factor ETF				0.19
Principal U.S. Small-Cap ETF				0.38
Principal Value ETF				0.15

Prior to November 1, 2022, the management fee for Principal Millennial Global Growth ETF was 0.45%, 0.43%, 0.41% and 0.40% for the first $500 million, next $500 million, next $500 million and over $1.5 billion, respectively.

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF is 0.12% through October 31, 2023. No other Funds had expense limitation agreements in place during the year.

Affiliated Ownership. At June 30, 2023, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:

Fund	Shares
Principal International Adaptive Multi-Factor ETF	390,001
Principal Real Estate Active Opportunities ETF	199,204
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	198,571
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	200,965

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

5. Management Agreement and Transactions with Affiliates (continued)

Affiliated Brokerage Commissions. With respect to Principal Spectrum Tax-Advantaged Dividend Active ETF, $387 of brokerage commissions were paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended June 30, 2023.

6. Investment Transactions

For the period ended June 30, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active High Yield ETF	$146,090,917	$56,178,970	$2,849,132	$—
Principal Healthcare Innovators ETF	31,597,130	31,681,702	—	—
Principal International Adaptive Multi-Factor ETF	8,223,748	8,233,322	—	—
Principal Investment Grade Corporate Active ETF	52,231,120	79,075,487	895,563	201,223
Principal Millennial Global Growth ETF	525,983	506,357	—	—
Principal Quality ETF	15,928,856	16,168,751	—	—
Principal Real Estate Active Opportunities ETF	995,400	910,097	—	—
Principal Spectrum Preferred Securities Active ETF	330,326,784	71,218,747	—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	2,852,795	2,580,102	—	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	3,967,363	4,083,586	—	—
Principal U.S. Mega-Cap ETF	349,536,126	356,871,190	—	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	5,227,617	5,199,030	—	—
Principal U.S. Small-Cap ETF	217,158,992	218,953,235	—	—
Principal Value ETF	1,312,218	13,363,878	—	—

For the period ended June 30, 2023, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Active High Yield ETF	$44,301,186	$253,051,219
Principal Healthcare Innovators ETF	1,657,751	6,776,015
Principal International Adaptive Multi-Factor ETF	2,005,695	1,917,634
Principal Investment Grade Corporate Active ETF	34,809,897	314,840,964
Principal Millennial Global Growth ETF	3,696,638	—
Principal Quality ETF	5,204,078	20,087,911
Principal Real Estate Active Opportunities ETF	426,165	—
Principal Spectrum Preferred Securities Active ETF	25,521,110	49,540,164
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	—	6,896,659
Principal U.S. Mega-Cap ETF	204,084,291	340,232,524
Principal U.S. Small-Cap ETF	16,169,563	475,886,930
Principal Value ETF	39,183,577	215,307,931

Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2023, and June 30, 2022 was as follows:

	Ordinary Income		Long-Term Capital Gain*		Section 1250 Gain**

	Period ended	Period ended	Period ended	Period ended	Period ended	Period ended
Fund	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Principal Active High Yield ETF	$11,723,824	$11,667,484	$—	$—	$—	$—
Principal Healthcare Innovators ETF	—	861,124	—	—	—	—
Principal International Adaptive
Multi-Factor ETF	512,269	1,862,278	—	—	—	—
Principal Investment Grade
Corporate Active ETF	4,589,877	14,949,956	—	634,166	—	—
Principal Millennial Global Growth
ETF	549,801	2,817,266	—	—	—	—
Principal Quality ETF	527,129	811,956	—	—	—	—
Principal Real Estate Active
Opportunities ETF	125,835	—	1,790	—	1,013	—
Principal Spectrum Preferred
Securities Active ETF	20,075,762	16,461,144	—	—	—	—
Principal Spectrum Tax-Advantaged
Dividend Active ETF	1,148,780	1,190,472	—	30,484	—	—
Principal U.S. Large-Cap Adaptive
Multi-Factor ETF	237,483	1,000,076	—	247	—	—
Principal U.S. Mega-Cap ETF	19,885,169	31,378,545	—	—	—	—
Principal U.S. Small-Cap Adaptive
Multi-Factor ETF	98,793	108,590	—	320	—	—
Principal U.S. Small-Cap ETF	6,213,838	17,721,353	—	—	—	—
Principal Value ETF	4,060,672	2,251,380	—	—	—	—

* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

** Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

7. Federal Tax Information (continued)

Distributable Earnings. As of June 30, 2023, the components of distributable earnings (accumulated loss) on a federal income tax basis were:

				Late Year
				Ordinary and
	UndistributedUndistributed Unrealized Post October					Other
	Ordinary	Long-Term Appreciation/ Capital Loss Capital Loss				Temporary
Fund	Income	Capital Gains (Depreciation) Deferrals Carryforward Differences*
Principal Active High Yield ETF	$656,023	$—	$(7,931,831)	$—	$(16,035,217)	$(17,958)
Principal Healthcare Innovators ETF	—	—	(24,621,653)	(22,787)	(22,118,256)	—
Principal International Adaptive Multi-Factor ETF	221,804	—	(23)	—	(9,109,691)	—
Principal Investment Grade Corporate Active ETF	193,559	—	(2,771,882)	—	(17,938,332)	—
Principal Millennial Global Growth ETF	374,976	—	(8,578,751)	—	(8,810,329)	—
Principal Quality ETF	83,653	—	3,696,087	—	(12,661,189)	—
Principal Real Estate Active Opportunities ETF	36,613	—	(471,965)	—	(55,953)	—
Principal Spectrum Preferred Securities Active ETF	2,357,841	—	(51,137,916)	—	(16,867,569)	(596,243)
Principal Spectrum Tax-Advantaged Dividend Active ETF	80,896	—	(2,137,437)	—	(1,079,880)	(17,980)
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	26,307	—	(160,341)	—	(5,242,308)	—
Principal U.S. Mega-Cap ETF	5,163,903	—	200,801,873	—	(93,161,857)	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	21,856	—	318,824	—	(742,964)	—
Principal U.S. Small-Cap ETF	461,676	—	5,555,223	—	(179,558,559)	—
Principal Value ETF	317,403	—	214,982	—	(28,330,482)	—
* Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2023, the Funds had approximate net capital loss carryforwards as follows:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active High Yield ETF	$8,931,997	$7,103,220	$16,035,217		$ 1,874,152**
Principal Healthcare Innovators ETF	7,798,727	14,319,529	22,118,256	—
Principal International Adaptive Multi-Factor ETF	7,842,774	1,266,917	9,109,691	291,060
Principal Investment Grade Corporate Active ETF	6,804,194	11,134,138	17,938,332	473,238
Principal Millennial Global Growth ETF	6,794,042	2,016,287	8,810,329	—
Principal Quality ETF	11,535,823	1,125,366	12,661,189	—
Principal Real Estate Active Opportunities ETF	52,803	3,150	55,953	—
Principal Spectrum Preferred Securities Active ETF	5,405,847	11,461,722	16,867,569	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	410,394	669,486	1,079,880	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	4,960,050	282,258	5,242,308	150,782
Principal U.S. Mega-Cap ETF	80,544,792	12,617,065	93,161,857	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	577,048	165,916	742,964	—
Principal U.S. Small-Cap ETF	136,509,426	43,049,133	179,558,559	—
Principal Value ETF	26,205,033	2,125,449	28,330,482	230,798

*	In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
**	Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional annual limit of $6,296,672.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

7. Federal Tax Information (continued)

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.

For the year ended June 30, 2023, the Fund utilized capital loss carryforwards as follows:

	Short-Term	Long-Term
Fund	Utilized	Utilized
Principal Quality ETF	$365,231	$—
Principal Value ETF	187,203	63,135

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2023, the Funds intend to defer late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Capital Loss
Principal Healthcare Innovators ETF	$22,787	$—

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2023, the Funds recorded reclassifications as follows:

	Total
	Distributable Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active High Yield ETF	$10,235,610	$(10,235,610)
Principal Healthcare Innovators ETF	(657,096)	657,096
Principal International Adaptive Multi-Factor ETF	341,201	(341,201)
Principal Investment Grade Corporate Active ETF	56,092,908	(56,092,908)
Principal Millennial Global Growth ETF	(1,497)	1,497
Principal Quality ETF	(1,580,891)	1,580,891
Principal Real Estate Active Opportunities ETF	(4)	4
Principal Spectrum Preferred Securities Active ETF	3,171,030	(3,171,030)
Principal Spectrum Tax-Advantaged Dividend Active ETF	(1)	1
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	1,320,673	(1,320,673)
Principal U.S. Mega-Cap ETF	(66,233,347)	66,233,347
Principal U.S. Small-Cap ETF	31,829,343	(31,829,343)
Principal Value ETF	(4,887,348)	4,887,348

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2023

7. Federal Tax Information (continued)

Federal Income Tax Basis. As of June 30, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active High Yield ETF	$69,282	$(8,001,113)	$(7,931,831)	$115,099,104
Principal Healthcare Innovators ETF	5,698,445	(30,320,097)	(24,621,652)	80,057,611
Principal International Adaptive Multi-Factor ETF	1,229,198	(1,229,240)	(42)	15,571,999
Principal Investment Grade Corporate Active ETF	91,177	(2,863,059)	(2,771,882)	49,874,904
Principal Millennial Global Growth ETF	1,904,157	(10,482,910)	(8,578,753)	39,264,753
Principal Quality ETF	4,648,653	(952,566)	3,696,087	32,984,964
Principal Real Estate Active Opportunities ETF	81,858	(553,823)	(471,965)	5,891,744
Principal Spectrum Preferred Securities Active ETF	1,221,182	(52,359,097)	(51,137,915)	621,433,289
Principal Spectrum Tax-Advantaged Dividend Active ETF	75,415	(2,212,854)	(2,137,439)	22,006,451
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	475,778	(636,119)	(160,341)	6,727,900
Principal U.S. Mega-Cap ETF	229,402,393	(28,600,520)	200,801,873	1,262,477,407
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	870,124	(551,300)	318,824	5,536,983
Principal U.S. Small-Cap ETF	25,665,607	(20,110,384)	5,555,223	196,399,637
Principal Value ETF	2,454,126	(2,239,144)	214,982	37,054,324

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On July 27, 2023, the Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) for the Principal Millennial Global Growth ETF. Pursuant to the Plan, Principal Millennial Global Growth ETF will liquidate on or about October 20, 2023. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2023

	Principal
BONDS — 83.88%	Amount	Value

Aerospace & Defense — 1.45%
Bombardier, Inc.
7.50%, 02/01/2029 (a)	$570,000	$563,357
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	991,000	963,450
		$1,526,807

Airlines — 0.06%
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 07/07/2027	73,186	67,367

Auto Manufacturers — 1.74%
Ford Motor Co.
3.25%, 02/12/2032	880,000	692,282
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	952,000	885,240
4.54%, 08/01/2026	263,000	247,219
		$1,824,741

Auto Parts & Equipment — 0.98%
Dana, Inc.
4.25%, 09/01/2030	1,231,000	1,024,850

Banks — 1.41%
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)	1,587,000	1,479,878

Chemicals — 3.67%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,142,000	970,928
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)	1,234,000	814,440
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a),(b)	1,931,000	1,396,695
Tronox, Inc.
4.63%, 03/15/2029 (a)	816,000	678,123
		$3,860,186

Commercial Services — 4.01%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)	990,000	930,600
Garda World Security Corp.
6.00%, 06/01/2029 (a)	188,000	154,058
9.50%, 11/01/2027 (a)	1,016,000	981,551
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)	1,360,000	1,269,659
ZipRecruiter, Inc.
5.00%, 01/15/2030 (a)	1,033,000	879,548
		$4,215,416

Computers — 1.48%
Seagate HDD Cayman
5.75%, 12/01/2034	630,000	558,779
9.63%, 12/01/2032 (a)	907,486	1,001,354
		$1,560,133

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Construction Materials — 1.43%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	$1,588,000	$1,497,554

Diversified Financial Services — 6.46%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	1,706,000	1,608,973
Credit Acceptance Corp.
6.63%, 03/15/2026 (b)	1,483,000	1,425,056
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)	1,524,242	1,395,215
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028	963,000	976,424
OneMain Finance Corp.
3.50%, 01/15/2027	130,000	111,532
4.00%, 09/15/2030	1,357,000	1,044,890
6.63%, 01/15/2028	244,000	230,158
		$6,792,248

Electric — 4.31%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)	1,850,000	1,535,223
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)	3,100,000	—
NRG Energy, Inc.
3.88%, 02/15/2032 (a)	1,500,000	1,155,728
(5-year Treasury Constant Maturity Rate + 5.92%),
10.25%, 03/15/2028 (a),(c),(d)	227,000	214,054
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)	697,000	608,133
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	1,154,000	1,010,785
		$4,523,923

Electronics — 1.41%
Sensata Technologies BV
4.00%, 04/15/2029 (a)	153,000	136,213
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	1,576,000	1,348,255
		$1,484,468

Entertainment — 7.47%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)	1,811,000	1,631,998
CCM Merger, Inc.
6.38%, 05/01/2026 (a)	1,589,000	1,541,330
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)	1,611,000	1,499,548
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	1,370,000	1,205,074
International Game Technology PLC
5.25%, 01/15/2029 (a)	1,032,000	977,562
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a)	1,376,000	996,499
		$7,852,011

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Food — 3.14%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029 (a)	$1,000,000	$865,640
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a)	1,130,000	1,124,363
Pilgrim's Pride Corp.
3.50%, 03/01/2032	1,469,000	1,161,392
4.25%, 04/15/2031	177,000	151,786
		$3,303,181

Forest Products & Paper — 0.51%
Mercer International, Inc.
5.13%, 02/01/2029	683,000	531,520

Healthcare — Services — 2.62%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)	1,574,000	1,451,387
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,325,000	1,306,052
		$2,757,439

Home Builders — 1.42%
Forestar Group, Inc.
3.85%, 05/15/2026 (a)	262,000	240,741
5.00%, 03/01/2028 (a)	1,368,000	1,254,885
		$1,495,626

Insurance — 0.77%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)	181,000	156,239
7.00%, 11/15/2025 (a)	675,000	653,458
		$809,697

Investment Companies — 0.84%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)	1,010,000	885,283

Iron & Steel — 0.62%
TMS International Corp.
6.25%, 04/15/2029 (a)	775,000	651,000

Leisure Time — 1.37%
Life Time, Inc.
5.75%, 01/15/2026 (a)	1,473,000	1,435,487

Lodging — 1.62%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (a),(b)	1,069,000	1,012,613
Wynn Macau Ltd.
5.63%, 08/26/2028 (a)	791,000	690,148
		$1,702,761

Media — 6.51%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)	1,596,000	1,291,116
4.75%, 02/01/2032 (a)	508,000	414,264
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	1,576,000	1,427,281

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Media (continued)
DISH DBS Corp.
5.13%, 06/01/2029	$178,000	$82,654
5.25%, 12/01/2026 (a)	13,284	10,656
5.88%, 11/15/2024	481,000	420,691
7.38%, 07/01/2028	816,000	436,560
DISH Network Corp.
11.75%, 11/15/2027 (a)	672,000	655,812
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)	504,000	355,218
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	1,362,000	1,219,326
UPC Holding BV
5.50%, 01/15/2028 (a)	599,000	522,906
		$6,836,484

Mining — 3.10%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (a)	989,734	999,631
Novelis Corp.
3.88%, 08/15/2031 (a)	922,000	758,448
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	1,644,000	1,498,409
		$3,256,488

Oil & Gas — 5.90%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	1,350,000	1,326,375
Antero Resources Corp.
7.63%, 02/01/2029 (a)	1,039,000	1,054,184
Apache Corp.
4.75%, 04/15/2043	80,000	58,800
5.10%, 09/01/2040	921,000	748,313
5.25%, 02/01/2042	42,000	33,075
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026 (a)	486,000	470,287
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	599,000	520,034
MEG Energy Corp.
7.13%, 02/01/2027 (a)	948,000	963,247
Southwestern Energy Co.
4.75%, 02/01/2032	1,167,000	1,028,520
		$6,202,835

Oil & Gas Services — 0.91%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	1,023,000	960,454

Packaging & Containers — 1.61%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	153,000	145,916
8.75%, 04/15/2030 (a)	578,000	510,214
LABL, Inc.
5.88%, 11/01/2028 (a)	293,000	266,478
8.25%, 11/01/2029 (a)	473,000	395,546
9.50%, 11/01/2028 (a)	368,000	374,398
		$1,692,552

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Pharmaceuticals — 2.22%
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	$892,000	$897,575
Jazz Securities DAC
4.38%, 01/15/2029 (a)	1,612,000	1,438,210
		$2,335,785

Pipelines — 6.97%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	916,000	851,129
5.75%, 03/01/2027 (a)	596,000	574,804
CNX Midstream Partners LP
4.75%, 04/15/2030 (a)	1,354,000	1,148,444
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	1,471,000	1,394,508
EnLink Midstream LLC
6.50%, 09/01/2030 (a)	952,000	950,840
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	1,117,000	974,583
Kinetik Holdings LP
5.88%, 06/15/2030 (a)	1,501,000	1,426,686
		$7,320,994

REITs — 2.28%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	864,000	774,354
3.75%, 09/15/2030 (a)	197,000	154,554
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)	1,798,000	1,463,278
		$2,392,186

Retail — 4.52%
Bath & Body Works, Inc.
5.25%, 02/01/2028	311,000	295,669
6.63%, 10/01/2030 (a)	520,000	502,002
6.75%, 07/01/2036	275,000	247,423
9.38%, 07/01/2025 (a)	30,000	31,845
Dave & Buster's, Inc.
7.63%, 11/01/2025 (a)	932,000	944,815
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	695,000	609,863
6.75%, 01/15/2030 (a)	476,000	405,094
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)	1,013,000	943,155
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)	590,000	457,250
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)	365,000	313,491
		$4,750,607

Transportation — 1.07%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)	1,186,000	1,127,054
TOTAL BONDS		$88,157,015

See accompanying notes. 63

     Schedule of Investments Principal Active High Yield ETF

June 30, 2023

		Principal
SENIOR FLOATING RATE INTERESTS — 5.18%		Amount	Value
Airlines — 3.01%
AAdvantage Loyalty IP Ltd., 2021 Term Loan B
(3-month USD LIBOR + 4.75%),
10.00%, 04/20/2028		$1,355,000	$1,382,100
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
9.29%, 04/21/2028		1,786,109	1,782,644
			$3,164,744

Forest Products & Paper — 1.25%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
11.32%, 05/19/2028		1,385,938	1,311,735
Healthcare — Products — 0.92%
Medline Borrower LP, USD Term Loan B
(1-month Term Secured Overnight Financing Rate + 3.25%),
8.35%, 10/23/2028		982,513	970,536
TOTAL SENIOR FLOATING RATE INTERESTS			$5,447,015
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
2.87%		Amount	Value
U.S. Treasury - 2.87%
3.38%, 05/15/2033		$1,570,400	$1,514,454
3.50%, 04/30/2028		1,543,000	1,499,362
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$3,013,816
INVESTMENT COMPANIES — 10.04%		Shares Held	Value
Money Market Funds — 10.04%
Principal Government Money Market Fund — Class R-6 5.01% (i),(j),(k)		3,219,013	$3,219,013
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03	% (k)	7,330,414	7,330,414
TOTAL INVESTMENT COMPANIES			$10,549,427
Total Investments			$107,167,273
Other Assets and Liabilities — (1.97)%			(2,073,216)
Total Net Assets — 100.00%			$105,094,057

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,338,462 or 66.93% of net assets.

(b) Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,161,998 or 3.01% of net assets.

(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

(e) Payment in kind; the issuer has the option of paying additional securities in lieu of cash. (f) Non-income producing security.

(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.

(h) Security is defaulted.

(i) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(j) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,219,013 or 3.06% of net assets.

See accompanying notes. 64

	Schedule of Investments
	Principal Active High Yield ETF
		June 30, 2023

(k) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Consumer, Cyclical		22.19%
Energy		13.78%
Consumer, Non-cyclical		12.92%
Financial		11.76%
Money Market Funds		10.04%
Basic Materials		9.15%
Industrial		6.97%
Communications		6.51%
Utilities		4.30%
Government		2.87%
Technology		1.48%
Other Assets and Liabilities		(1.97)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$24,624,583	$21,405,570	$3,219,013
Principal Government Money
Market Fund — Institutional Class
4.90%	5,781,485	33,322,007	39,103,492	—
	$5,781,485	$57,946,590	$60,509,062	$3,219,013

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	June 30, 2023

COMMON STOCKS — 99.83%		Shares Held	Value

Biotechnology — 63.33%
2seventy bio, Inc. (a)		9,209	$93,195
4D Molecular Therapeutics, Inc. (a)		5,187	93,729
Aadi Bioscience, Inc. (a)		6,306	43,133
ACADIA Pharmaceuticals, Inc. (a)		20,287	485,874
Adicet Bio, Inc. (a),(b)		9,296	22,589
ADMA Biologics, Inc. (a)		33,886	125,039
Aerovate Therapeutics, Inc. (a)		4,552	78,067
Agenus, Inc.		54,875	87,800
Akero Therapeutics, Inc. (a)		6,082	283,969
Allogene Therapeutics, Inc. (a)		22,132	109,996
Allovir, Inc. (a),(b)		18,369	62,455
Alnylam Pharmaceuticals, Inc. (a)		7,941	1,508,314
Amicus Therapeutics, Inc. (a)		35,514	446,056
AnaptysBio, Inc. (a)		4,672	95,028
Anavex Life Sciences Corp. (a)		12,666	102,975
ANI Pharmaceuticals, Inc. (a)		2,768	149,001
Apellis Pharmaceuticals, Inc. (a)		13,714	1,249,345
Arbutus Biopharma Corp. (a),(b)		27,510	63,273
Arcellx, Inc. (a)		6,289	198,858
Arcturus Therapeutics Holdings, Inc. (a)		4,130	118,448
Arcus Biosciences, Inc. (a)		9,929	201,658
Arcutis Biotherapeutics, Inc. (a)		8,866	84,493
Arrowhead Pharmaceuticals, Inc. (a)		13,520	482,123
Atara Biotherapeutics, Inc. (a)		19,887	32,018
Atea Pharmaceuticals, Inc. (a)		17,804	66,587
Aurinia Pharmaceuticals, Inc. (a)		19,264	186,476
Avidity Biosciences, Inc. (a)		9,998	110,878
Axsome Therapeutics, Inc. (a),(b)		5,452	391,781
Beam Therapeutics, Inc. (a)		9,339	298,194
Bio-Rad Laboratories, Inc., Class A (a)		3,463	1,312,893
BioCryst Pharmaceuticals, Inc. (a)		25,739	181,203
Biohaven Ltd. (a)		9,941	237,789
Bluebird Bio, Inc. (a),(b)		19,980	65,734
Blueprint Medicines Corp. (a)		7,558	477,666
Bridgebio Pharma, Inc. (a)		21,124	363,333
C4 Therapeutics, Inc. (a)		13,917	38,272
Cara Therapeutics, Inc. (a)		12,807	36,244
Caribou Biosciences, Inc. (a)		13,075	55,569
Cassava Sciences, Inc. (a),(b)		6,081	149,106
Celldex Therapeutics, Inc. (a)		6,274	212,877
Cerevel Therapeutics Holdings, Inc. (a)		19,266	612,466
Chinook Therapeutics, Inc. (a)		8,976	344,858
Cogent Biosciences, Inc. (a)		10,699	126,676
Crinetics Pharmaceuticals, Inc. (a)		7,883	142,052
Cullinan Oncology, Inc. (a)		7,509	80,797
Cytokinetics, Inc. (a)		11,810	385,242
Day One Biopharmaceuticals, Inc. (a)		10,450	124,773
Deciphera Pharmaceuticals, Inc. (a)		10,788	151,895
Denali Therapeutics, Inc. (a)		17,030	502,555
Design Therapeutics, Inc. (a),(b)		10,825	68,197
DICE Therapeutics, Inc. (a)		6,484	301,247
Dyne Therapeutics, Inc. (a)		9,093	102,296
Edgewise Therapeutics, Inc. (a)		11,541	89,443
Editas Medicine, Inc. (a)		11,548	95,040
Emergent BioSolutions, Inc. (a)		8,300	61,005
EQRx, Inc. (a),(b)		72,395	134,655
Erasca, Inc. (a)		26,815	74,009
Esperion Therapeutics, Inc. (a)		31,538	43,838

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Evolus, Inc. (a)		9,367	$68,098
Fate Therapeutics, Inc. (a)		16,639	79,202
FibroGen, Inc. (a)		12,359	33,369
Geron Corp. (a)		69,932	224,482
Gossamer Bio, Inc. (a)		33,504	40,205
Ideaya Biosciences, Inc. (a)		7,558	177,613
IGM Biosciences, Inc. (a),(b)		5,721	52,805
Illumina, Inc. (a)		7,302	1,369,052
ImmunityBio, Inc. (a)		61,424	170,759
ImmunoGen, Inc. (a)		33,049	623,635
Immunovant, Inc. (a)		16,997	322,433
Inhibrx, Inc. (a),(b)		6,425	166,793
Inovio Pharmaceuticals, Inc. (a)		61,331	27,384
Insmed, Inc. (a)		17,434	367,857
Intellia Therapeutics, Inc. (a)		11,004	448,743
Intercept Pharmaceuticals, Inc. (a)		6,138	67,886
Intra-Cellular Therapies, Inc. (a)		11,532	730,206
Ionis Pharmaceuticals, Inc. (a)		17,391	713,553
Iovance Biotherapeutics, Inc. (a)		31,116	219,057
IVERIC bio, Inc. (a)		16,900	664,846
Karuna Therapeutics, Inc. (a)		4,480	971,488
Karyopharm Therapeutics, Inc. (a)		19,466	34,844
Keros Therapeutics, Inc. (a)		3,954	158,872
Kezar Life Sciences, Inc. (a)		19,058	46,692
Kiniksa Pharmaceuticals Ltd., Class A (a)		6,524	91,858
Kodiak Sciences, Inc. (a)		11,695	80,695
Krystal Biotech, Inc. (a)		3,341	392,233
Kymera Therapeutics, Inc. (a)		7,241	166,471
Ligand Pharmaceuticals, Inc. (a)		2,359	170,084
Liquidia Corp. (a)		12,024	94,388
MacroGenics, Inc. (a)		10,945	58,556
Mersana Therapeutics, Inc. (a)		18,957	62,369
Mineralys Therapeutics, Inc. (a)		6,779	115,582
Mirati Therapeutics, Inc. (a)		7,421	268,121
Myriad Genetics, Inc. (a)		10,723	248,559
Nektar Therapeutics (a)		53,034	30,505
NGM Biopharmaceuticals, Inc. (a)		15,993	41,422
Nkarta, Inc. (a)		11,294	24,734
Novavax, Inc. (a),(b)		13,343	99,138
Nurix Therapeutics, Inc. (a)		8,529	85,205
Nuvalent, Inc., Class A (a)		6,794	286,503
Phathom Pharmaceuticals, Inc. (a),(b)		7,853	112,455
Point Biopharma Global, Inc. (a)		15,861	143,701
Praxis Precision Medicines, Inc. (a)		31,771	36,537
Precigen, Inc. (a),(b)		50,980	58,627
Prime Medicine, Inc. (a)		13,358	195,695
Prothena Corp. PLC (a)		6,637	453,174
PTC Therapeutics, Inc. (a)		9,100	370,097
RAPT Therapeutics, Inc. (a)		5,447	101,859
Recursion Pharmaceuticals, Inc., Class A (a)		26,367	196,961
REGENXBIO, Inc. (a)		6,566	131,254
Relay Therapeutics, Inc. (a)		16,372	205,632
Replimune Group, Inc. (a)		8,258	191,751
REVOLUTION Medicines, Inc. (a)		13,358	357,326
Rigel Pharmaceuticals, Inc. (a)		42,877	55,311
Rocket Pharmaceuticals, Inc. (a)		10,783	214,258
Sage Therapeutics, Inc. (a)		7,547	354,860
Sana Biotechnology, Inc. (a),(b)		27,750	165,390

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Sangamo Therapeutics, Inc. (a)		35,574	$46,246
Sarepta Therapeutics, Inc. (a)		10,510	1,203,605
Scilex Holding Co. (a),(b)		10,078	56,134
Seagen, Inc. (a)		8,155	1,569,511
Seer, Inc. (a)		13,925	59,460
SpringWorks Therapeutics, Inc. (a)		8,468	222,031
Stoke Therapeutics, Inc. (a)		8,460	89,930
Sutro Biopharma, Inc. (a)		12,597	58,576
Syndax Pharmaceuticals, Inc. (a)		9,308	194,816
TG Therapeutics, Inc. (a)		18,310	454,820
Theravance Biopharma, Inc. (a),(b)		10,325	106,864
Theseus Pharmaceuticals, Inc. (a)		8,532	79,604
Travere Therapeutics, Inc. (a)		9,845	151,219
Twist Bioscience Corp. (a)		8,709	178,186
Ultragenyx Pharmaceutical, Inc. (a)		8,842	407,881
Ventyx Biosciences, Inc. (a)		7,539	247,279
Vera Therapeutics, Inc. (a),(b)		9,301	149,281
Veracyte, Inc. (a)		9,632	245,327
Vericel Corp. (a)		6,441	241,988
Verve Therapeutics, Inc. (a)		8,896	166,800
Vir Biotechnology, Inc. (a)		16,626	407,836
Viridian Therapeutics, Inc. (a)		5,958	141,741
Xencor, Inc. (a)		7,979	199,236
Zentalis Pharmaceuticals, Inc. (a)		8,280	233,579
			$34,196,217

Chemicals — 0.07%
Codexis, Inc. (a)		13,853	38,788

Healthcare — Products — 23.02%
10X Genomics, Inc., Class A (a)		11,824	660,252
Adaptive Biotechnologies Corp. (a)		20,006	134,240
Alphatec Holdings, Inc. (a)		14,875	267,452
AngioDynamics, Inc. (a)		8,091	84,389
Artivion, Inc. (a)		6,895	118,525
AtriCure, Inc. (a)		6,099	301,047
Axogen, Inc. (a)		7,993	72,976
Axonics, Inc. (a)		6,285	317,204
Azenta, Inc. (a)		8,701	406,163
BioLife Solutions, Inc. (a)		6,627	146,457
Bionano Genomics, Inc. (a)		76,323	46,557
Butterfly Network, Inc. (a),(b)		31,271	71,923
CareDx, Inc. (a)		9,906	84,201
Cerus Corp. (a)		33,432	82,243
Cutera, Inc. (a)		3,462	52,380
Exact Sciences Corp. (a)		21,239	1,994,342
Glaukos Corp. (a)		6,146	437,657
ICU Medical, Inc. (a)		2,948	525,304
Inari Medical, Inc. (a)		6,731	391,340
Inogen, Inc. (a)		4,646	53,661
Inspire Medical Systems, Inc. (a)		3,502	1,136,889
iRhythm Technologies, Inc. (a)		3,717	387,757
MaxCyte, Inc. (a)		18,348	84,217
MiMedx Group, Inc. (a)		20,965	138,579
NanoString Technologies, Inc. (a)		8,034	32,538
Natera, Inc. (a)		13,686	665,961
Nevro Corp. (a)		5,003	127,176
Novocure Ltd. (a)		12,712	527,548
OmniAb, Inc. (a)		20,881	105,031

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
OmniAb, Inc., Earnout Shares (a)		977	$—
OmniAb, Inc., Earnout Shares (a)		977	—
Orthofix Medical, Inc. (a)		5,686	102,689
OrthoPediatrics Corp. (a)		3,260	142,951
Pacific Biosciences of California, Inc. (a)		31,332	416,716
Paragon 28, Inc. (a)		11,826	209,793
PROCEPT BioRobotics Corp. (a)		6,005	212,277
Pulmonx Corp. (a)		6,918	90,695
Quanterix Corp. (a)		6,565	148,041
Quantum-Si, Inc. (a)		30,788	55,110
RxSight, Inc. (a)		5,679	163,555
SI-BONE, Inc. (a)		5,373	144,964
Silk Road Medical, Inc. (a)		5,095	165,537
SomaLogic, Inc. (a),(b)		30,110	69,554
Surmodics, Inc. (a)		2,939	92,020
Tactile Systems Technology, Inc. (a)		4,325	107,822
Tandem Diabetes Care, Inc. (a)		8,576	210,455
TransMedics Group, Inc. (a)		4,066	341,463
Treace Medical Concepts, Inc. (a)		8,196	209,654
ViewRay, Inc. (a)		43,089	15,176
Zimvie, Inc. (a)		6,804	76,409
			$12,428,890

Healthcare — Services — 0.38%
Inotiv, Inc. (a)		7,668	36,576
Nano-X Imaging Ltd. (a),(b)		10,784	167,044
			$203,620

Pharmaceuticals — 12.52%
AbCellera Biologics, Inc. (a)		37,433	241,817
Aclaris Therapeutics, Inc. (a)		10,934	113,386
Agios Pharmaceuticals, Inc. (a)		7,698	218,007
Alector, Inc. (a)		13,994	84,104
Alkermes PLC (a)		20,083	628,598
Amneal Pharmaceuticals, Inc. (a)		36,400	112,840
Amylyx Pharmaceuticals, Inc. (a)		8,682	187,271
Anika Therapeutics, Inc. (a)		2,678	69,574
Arvinas, Inc. (a)		7,202	178,754
Bioxcel Therapeutics, Inc. (a)		4,849	32,294
Coherus Biosciences, Inc. (a)		12,280	52,436
Collegium Pharmaceutical, Inc. (a)		5,211	111,984
Elanco Animal Health, Inc. (a)		60,004	603,640
Enanta Pharmaceuticals, Inc. (a)		3,100	66,340
Fulcrum Therapeutics, Inc. (a)		17,062	56,305
Heron Therapeutics, Inc. (a)		23,433	27,182
KalVista Pharmaceuticals, Inc. (a)		7,222	64,998
Kura Oncology, Inc. (a)		10,580	111,936
Lyell Immunopharma, Inc. (a),(b)		41,516	132,021
Madrigal Pharmaceuticals, Inc. (a)		2,203	508,893
MannKind Corp. (a)		37,767	153,712
Mirum Pharmaceuticals, Inc. (a)		5,470	141,509
Morphic Holding, Inc. (a)		5,238	300,295
Ocugen, Inc. (a)		61,761	33,542
Ocular Therapeutix, Inc. (a)		13,032	67,245
Perrigo Co. PLC		16,490	559,836
PMV Pharmaceuticals, Inc. (a)		10,973	68,691
Protagonist Therapeutics, Inc. (a)		7,742	213,834
Reata Pharmaceuticals, Inc., Class A (a)		4,019	409,777

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators ETF

June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Revance Therapeutics, Inc. (a)	10,640	$269,298
Senseonics Holdings, Inc. (a)	96,865	73,918
Seres Therapeutics, Inc. (a),(b)	19,137	91,666
SIGA Technologies, Inc.	13,227	66,796
Vaxcyte, Inc. (a)	11,304	564,522
Xeris Biopharma Holdings, Inc. (a)	29,583	77,508
Y-mAbs Therapeutics, Inc. (a)	9,610	65,252
		$6,759,781

Software — 0.29%
Outset Medical, Inc. (a)	7,249	158,536
Transportation — 0.22%
CryoPort, Inc. (a)	6,903	119,077
TOTAL COMMON STOCKS		$53,904,909
INVESTMENT COMPANIES — 2.83%	Shares Held	Value
Money Market Funds — 2.83%
Principal Government Money Market Fund — Class R-6 5.01% (c),(d),(e)	1,429,219	$1,429,219
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (e)	101,831	101,831
TOTAL INVESTMENT COMPANIES		$1,531,050
Total Investments		$55,435,959
Other Assets and Liabilities — (2.66)%		(1,438,614)
Total Net Assets — 100.00%		$53,997,345

(a) Non-income producing security.

(b) Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,362,326 or 2.52% of net assets.

(c) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,429,219 or 2.65% of net assets.

(e) 1-day yield shown as of period end.

Portfolio Summary

Sector	Percent
Consumer, Non-cyclical	99.25%
Money Market Funds	2.83%
Technology	0.29%
Industrial	0.22%
Basic Materials	0.07%
Other Assets and Liabilities	(2.66)%
TOTAL NET ASSETS	100.00%

See accompanying notes. 70

     Schedule of Investments Principal Healthcare Innovators ETF

June 30, 2023

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$11,779,546	$10,350,327	$1,429,219
Principal Government Money
Market Fund — Institutional Class
4.90%	1,097,187	11,867,549	12,964,736	—
	$1,097,187	$23,647,095	$23,315,063	$1,429,219

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.
See accompanying notes.	71

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS — 98.59%	Shares Held	Value

Advertising — 0.51%
Dentsu Group, Inc.	500	$16,331
Hakuhodo DY Holdings, Inc.	1,000	10,479
Publicis Groupe SA (a)	383	30,718
WPP PLC	2,183	22,828
		$80,356

Aerospace & Defense — 1.24%
Airbus SE	195	28,164
BAE Systems PLC	4,150	48,858
Dassault Aviation SA	99	19,812
Elbit Systems Ltd.	12	2,499
MTU Aero Engines AG	34	8,808
Rheinmetall AG	59	16,147
Rolls-Royce Holdings PLC (a)	10,552	20,242
Safran SA	163	25,517
Singapore Technologies Engineering Ltd.	800	2,177
Thales SA	146	21,858
		$194,082

Agriculture — 0.87%
British American Tobacco PLC	1,661	55,015
Imperial Brands PLC	1,525	33,670
Japan Tobacco, Inc.	1,500	32,777
Wilmar International Ltd.	5,100	14,330
		$135,792

Airlines — 0.29%
Air Canada (a)	517	9,753
Deutsche Lufthansa AG (a)	1,309	13,397
Qantas Airways Ltd. (a)	2,831	11,692
Singapore Airlines Ltd.	2,000	10,574
		$45,416

Apparel — 2.18%
Burberry Group PLC	269	7,243
Gildan Activewear, Inc.	457	14,734
Hermes International	22	47,773
Kering SA	57	31,447
LVMH Moet Hennessy Louis Vuitton SE	247	232,601
Puma SE	121	7,278
		$341,076

Auto Manufacturers — 3.38%
Bayerische Motoren Werke AG	461	56,602
Daimler Truck Holding AG	540	19,445
Ferrari NV	126	41,179
Honda Motor Co. Ltd.	1,500	45,126
Isuzu Motors Ltd.	1,200	14,470
Mazda Motor Corp.	1,500	14,486
Mercedes-Benz Group AG	570	45,822
Renault SA	365	15,366
Stellantis NV	2,747	48,230
Subaru Corp.	1,200	22,479
Toyota Motor Corp.	9,500	151,986
Volkswagen AG	39	6,507
Volvo AB, Class A	614	13,071
Volvo AB, Class B	1,383	28,595

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Auto Manufacturers (continued)
Volvo Car AB, Class B (a)	1,444	$5,733
		$529,097

Auto Parts & Equipment — 0.27%
Cie Generale des Etablissements Michelin SCA	361	10,660
Continental AG	92	6,937
NGK Insulators Ltd.	900	10,691
Valeo SA	634	13,580
		$41,868

Banks — 10.09%
ABN AMRO Bank NV, GDR (b)	862	13,385
AIB Group PLC	3,373	14,170
ANZ Group Holdings Ltd.	1,511	23,865
Banco Bilbao Vizcaya Argentaria SA	7,231	55,486
Banco Santander SA	12,017	44,387
Bank Hapoalim BM	1,841	15,090
Bank Leumi Le-Israel BM	2,070	15,408
Bank of Ireland Group PLC	2,503	23,866
Bank of Montreal	572	51,658
Bank of Nova Scotia	581	29,069
Banque Cantonale Vaudoise	152	16,048
Barclays PLC	7,376	14,368
BNP Paribas SA	787	49,568
BOC Hong Kong Holdings Ltd.	3,500	10,697
CaixaBank SA	4,936	20,397
Canadian Imperial Bank of Commerce	506	21,604
Chiba Bank Ltd.	2,100	12,718
Commerzbank AG	1,612	17,854
Commonwealth Bank of Australia	794	53,035
Concordia Financial Group Ltd.	3,700	14,426
Credit Agricole SA	1,920	22,778
Danske Bank A/S (a)	426	10,364
DBS Group Holdings Ltd.	1,600	37,279
Deutsche Bank AG	1,094	11,482
DNB Bank ASA	720	13,463
Erste Group Bank AG	498	17,438
FinecoBank Banca Fineco SpA	983	13,210
First International Bank Of Israel Ltd.	290	11,282
Hang Seng Bank Ltd.	695	9,889
HSBC Holdings PLC (a)	17,912	141,426
ING Groep NV	2,914	39,232
Intesa Sanpaolo SpA	6,555	17,167
Israel Discount Bank Ltd., Class A	2,678	13,294
KBC Group NV (a)	280	19,530
Lloyds Banking Group PLC	53,580	29,661
Macquarie Group Ltd.	191	22,599
Mediobanca Banca di Credito Finanziario SpA	1,643	19,650
Mitsubishi UFJ Financial Group, Inc.	10,600	78,236
Mizrahi Tefahot Bank Ltd.	397	13,207
Mizuho Financial Group, Inc.	3,000	45,719
National Australia Bank Ltd.	1,487	26,121
National Bank of Canada	399	29,727
NatWest Group PLC	2,880	8,808
Nordea Bank Abp	1,352	14,704
Oversea-Chinese Banking Corp. Ltd.	3,300	29,965
Royal Bank of Canada	733	70,005
Skandinaviska Enskilda Banken AB, Class A	1,766	19,510

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Societe Generale SA	889	$23,088
Standard Chartered PLC	2,641	22,908
Sumitomo Mitsui Financial Group, Inc.	1,200	51,220
Svenska Handelsbanken AB, Class A	972	8,142
Swedbank AB, Class A	1,063	17,923
Toronto-Dominion Bank	797	49,399
UBS Group AG (a)	2,350	47,509
UniCredit SpA	783	18,169
United Overseas Bank Ltd.	700	14,493
Westpac Banking Corp.	1,720	24,451
		$1,580,147

Beverages — 2.19%
Anheuser-Busch InBev SA	410	23,188
Asahi Group Holdings Ltd.	600	23,177
Budweiser Brewing Co. APAC Ltd. (b)	1,900	4,898
Carlsberg AS, Class B	73	11,667
Coca-Cola Europacific Partners PLC	479	30,862
Coca-Cola HBC AG (a)	558	16,618
Davide Campari-Milano NV	1,258	17,420
Diageo PLC	974	41,798
Endeavour Group Ltd.	2,007	8,436
Heineken Holding NV	202	17,557
Heineken NV	390	40,080
JDE Peet's NV	647	19,246
Kirin Holdings Co. Ltd.	1,400	20,389
Pernod Ricard SA	183	40,417
Remy Cointreau SA	36	5,773
Suntory Beverage & Food Ltd.	400	14,448
Treasury Wine Estates Ltd.	946	7,077
		$343,051

Biotechnology — 0.58%
Argenx SE (a)	12	4,654
Argenx SE (a)	24	9,307
Bachem Holding AG, Class B	66	5,752
CSL Ltd.	204	37,694
Genmab A/S (a)	74	27,980
Swedish Orphan Biovitrum AB (a)	316	6,165
		$91,552

Chemicals — 2.53%
Air Liquide SA	231	41,390
Arkema SA	145	13,655
BASF SE	690	33,483
Brenntag SE	226	17,608
Chr Hansen Holding A/S	90	6,247
Clariant AG (a)	497	7,174
Croda International PLC	104	7,431
EMS-Chemie Holding AG (a)	3	2,269
Evonik Industries AG	311	5,915
Givaudan SA	5	16,563
ICL Group Ltd.	1,923	10,428
Johnson Matthey PLC	505	11,198
Nippon Sanso Holdings Corp.	600	12,940
Nissan Chemical Corp.	400	17,101
Nitto Denko Corp.	300	22,101
Novozymes A/S, Class B	150	6,988

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Nutrien Ltd.	435	$25,681
OCI NV (a)	432	10,357
Shin-Etsu Chemical Co. Ltd.	1,700	56,174
Solvay SA	199	22,214
Sumitomo Chemical Co. Ltd.	3,800	11,495
Symrise AG	27	2,829
Tosoh Corp.	900	10,597
Umicore SA	441	12,314
Yara International ASA	341	12,041
		$396,193

Coal — 0.07%
Teck Resources Ltd., Class B	271	11,403

Commercial Services — 2.53%
Adecco Group AG (a)	191	6,238
Adyen NV (a),(b)	9	15,574
Amadeus IT Group SA	394	29,966
Ashtead Group PLC	423	29,246
Brambles Ltd.	2,124	20,389
Bureau Veritas SA	82	2,248
Edenred	357	23,895
Element Fleet Management Corp.	1,211	18,447
Experian PLC	412	15,791
IDP Education Ltd.	353	5,197
Intertek Group PLC	351	19,012
Persol Holdings Co. Ltd.	600	10,765
Randstad NV	222	11,703
RB Global, Inc.	147	8,822
Recruit Holdings Co. Ltd.	1,300	41,109
RELX PLC	1,555	51,761
Rentokil Initial PLC	1,437	11,224
Secom Co. Ltd.	400	26,997
Securitas AB, Class B	778	6,381
SGS SA	25	2,362
TOPPAN, Inc.	700	15,039
Transurban Group	1,811	17,191
Worldline SA (a),(b)	192	7,019
		$396,376

Computers — 1.45%
Bechtle AG	139	5,509
Capgemini SE	145	27,460
CGI, Inc. (a)	371	39,123
Check Point Software Technologies Ltd. (a)	90	11,306
Computershare Ltd.	544	8,472
Itochu Techno-Solutions Corp.	400	10,079
Logitech International SA (a)	138	8,209
NEC Corp.	500	24,135
Nomura Research Institute Ltd.	800	21,960
NTT Data Corp.	1,200	16,691
Otsuka Corp.	400	15,488
Ricoh Co. Ltd.	1,700	14,403
SCSK Corp.	700	10,961
Teleperformance	76	12,726
		$226,522

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials — 1.85%
AGC, Inc.	400	$14,312
Cie de Saint-Gobain	698	42,447
CRH PLC	629	34,661
Daikin Industries Ltd.	200	40,563
Geberit AG	20	10,460
Heidelberg Materials AG	222	18,217
Holcim AG (a)	781	52,529
Investment AB Latour, Class B	314	6,225
James Hardie Industries PLC, CDI (a)	369	9,771
Kingspan Group PLC	120	7,975
Nibe Industrier AB, Class B	1,735	16,473
Sika AG	59	16,855
West Fraser Timber Co. Ltd.	102	8,763
Xinyi Glass Holdings Ltd.	7,000	10,898
		$290,149

Distribution/Wholesale — 1.91%
Bunzl PLC	537	20,453
D'ieteren Group	31	5,477
IMCD NV	50	7,186
ITOCHU Corp.	1,500	59,118
Marubeni Corp.	2,000	33,820
Mitsubishi Corp.	1,100	52,829
Mitsui & Co. Ltd.	1,300	48,749
Sumitomo Corp.	1,700	35,827
Toromont Industries Ltd.	128	10,515
Toyota Tsusho Corp.	500	24,738
		$298,712

Diversified Financial Services — 1.51%
abrdn PLC	2,329	6,454
AerCap Holdings NV (a)	129	8,194
Amundi SA (b)	200	11,796
ASX Ltd.	53	2,224
Brookfield Asset Management Ltd., Class A	287	9,368
Deutsche Boerse AG	178	32,845
Euronext NV (b)	188	12,781
Futu Holdings Ltd., ADR (a)	230	9,140
IGM Financial, Inc.	239	7,276
Julius Baer Group Ltd.	255	16,051
London Stock Exchange Group PLC	50	5,312
Mitsubishi HC Capital, Inc.	2,600	15,397
Nomura Holdings, Inc.	5,800	21,995
ORIX Corp.	1,600	28,969
SBI Holdings, Inc.	700	13,431
Schroders PLC	1,214	6,742
Singapore Exchange Ltd.	1,400	9,948
TMX Group Ltd.	815	18,339
		$236,262

Electric — 2.82%
BKW AG	134	23,655
Brookfield Renewable Corp., Class A	452	14,259
CLP Holdings Ltd.	528	4,104
E.ON SE	2,452	31,251
EDP - Energias de Portugal SA	2,218	10,833
Elia Group SA	64	8,122
Emera, Inc.	287	11,820

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Endesa SA	1,105	$23,693
Enel SpA	4,086	27,501
Engie SA	1,922	31,937
Fortis, Inc.	356	15,342
Hydro One Ltd. (b)	614	17,543
Iberdrola SA	4,887	63,726
Mercury NZ Ltd.	1,870	7,460
Meridian Energy Ltd.	2,425	8,334
National Grid PLC	1,826	24,129
Northland Power, Inc.	634	13,223
Origin Energy Ltd.	2,814	15,765
Orsted AS (b)	127	12,001
Power Assets Holdings Ltd.	500	2,619
Redeia Corp. SA	546	9,166
RWE AG	691	30,063
SSE PLC	686	16,039
Terna - Rete Elettrica Nazionale	1,357	11,559
Verbund AG	86	6,893
		$441,037

Electrical Components & Equipment — 1.11%
ABB Ltd.	1,354	53,219
Legrand SA	310	30,715
Prysmian SpA	603	25,188
Schneider Electric SE	360	65,391
		$174,513

Electronics — 0.90%
Assa Abloy AB, Class B	499	11,983
Halma PLC	293	8,473
Hirose Electric Co. Ltd.	100	13,219
Hoya Corp.	300	35,500
Ibiden Co. Ltd.	300	16,841
Murata Manufacturing Co. Ltd.	100	5,708
Shimadzu Corp.	545	16,724
TDK Corp.	700	27,006
Venture Corp. Ltd.	573	6,233
		$141,687

Energy — Alternate Sources — 0.15%
Corp. ACCIONA Energias Renovables SA	335	11,193
Siemens Gamesa Renewable Energy SA (a)	87	1,714
Vestas Wind Systems A/S (a)	418	11,116
		$24,023

Engineering & Construction — 1.69%
Acciona SA	45	7,631
ACS Actividades de Construccion y Servicios SA	517	18,149
Aena SME SA (b)	52	8,398
Auckland International Airport Ltd. (a)	1,593	8,359
Bouygues SA	481	16,145
Cellnex Telecom SA (a),(b)	279	11,261
CK Infrastructure Holdings Ltd.	500	2,645
Eiffage SA	238	24,823
Ferrovial SE	396	12,518
Infrastrutture Wireless Italiane SpA (b)	964	12,707
Kajima Corp.	1,400	21,054
Keppel Corp. Ltd.	3,900	19,350

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
Skanska AB, Class B	411	$5,760
Vinci SA	631	73,247
WSP Global, Inc.	172	22,724
		$264,771

Entertainment — 0.94%
Aristocrat Leisure Ltd.	476	12,258
Evolution AB (b)	173	21,908
Flutter Entertainment PLC (a)	149	29,957
Genting Singapore Ltd.	10,000	6,951
La Francaise des Jeux SAEM (b)	359	14,118
Lottery Corp. Ltd.	2,538	8,673
Oriental Land Co. Ltd.	900	34,935
Universal Music Group NV	830	18,431
		$147,231

Environmental Control — 0.07%
GFL Environmental, Inc.	281	10,911

Food — 4.62%
Associated British Foods PLC	695	17,574
Barry Callebaut AG	5	9,647
Carrefour SA	436	8,257
CK Hutchison Holdings Ltd.	2,000	12,213
Coles Group Ltd.	1,045	12,823
Danone SA	332	20,338
Empire Co. Ltd., Class A	616	17,498
George Weston Ltd.	204	24,118
J Sainsbury PLC	6,816	23,285
Jeronimo Martins SGPS SA	736	20,271
Kerry Group PLC, Class A	31	3,023
Kesko Oyj, Class B	752	14,155
Koninklijke Ahold Delhaize NV	1,467	50,041
Loblaw Cos. Ltd.	253	23,162
Metro, Inc. (a)	395	22,309
Mowi ASA	841	13,336
Nestle SA	2,465	296,334
Orkla ASA	2,151	15,451
Salmar ASA	146	5,888
Saputo, Inc.	325	7,281
Seven & i Holdings Co. Ltd.	900	38,702
Tesco PLC	4,829	15,234
WH Group Ltd. (b)	36,500	19,331
Woolworths Group Ltd.	1,233	32,633
		$722,904

Food Service — 0.46%
Compass Group PLC	1,599	44,717
Sodexo SA (a)	255	28,062
		$72,779

Forest Products & Paper — 0.42%
Holmen AB, Class B	311	11,171
Mondi PLC	1,053	16,034
Oji Holdings Corp.	3,500	13,040
Smurfit Kappa Group PLC	434	14,459

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Forest Products & Paper (continued)
UPM-Kymmene Oyj	366	$10,891
		$65,595

Gas — 0.57%
AltaGas Ltd.	997	17,912
Canadian Utilities Ltd., Class A	580	15,021
Enagas SA	456	8,957
Hong Kong & China Gas Co. Ltd.	3,250	2,808
Naturgy Energy Group SA	503	14,962
Snam SpA	2,060	10,760
Tokyo Gas Co. Ltd.	900	19,604
		$90,024

Hand/Machine Tools — 0.47%
Disco Corp.	200	31,339
Fuji Electric Co. Ltd.	400	17,436
Schindler Holding AG	31	7,263
Schindler Holding AG	28	6,288
Techtronic Industries Co. Ltd.	1,000	10,866
		$73,192

Healthcare — Products — 1.15%
Alcon, Inc.	68	5,630
Carl Zeiss Meditec AG	48	5,188
Cochlear Ltd.	115	17,548
Coloplast A/S, Class B	96	12,004
Demant A/S (a)	175	7,399
DiaSorin SpA	54	5,621
EBOS Group Ltd.	487	10,984
EssilorLuxottica SA	146	27,498
Fisher & Paykel Healthcare Corp. Ltd., Class C	448	6,736
Lifco AB, Class B	343	7,451
Olympus Corp.	1,600	25,126
QIAGEN NV (a)	230	10,325
Sartorius Stedim Biotech	23	5,740
Siemens Healthineers AG (b)	174	9,847
Smith & Nephew PLC	197	3,172
Sonova Holding AG	34	9,048
Straumann Holding AG	69	11,190
		$180,507

Healthcare — Services — 0.59%
BioMerieux	129	13,530
Eurofins Scientific SE	118	7,489
Fresenius Medical Care AG & Co. KGaA	192	9,170
Fresenius SE & Co. KGaA	318	8,804
Lonza Group AG	29	17,282
Medibank Pvt Ltd.	7,106	16,663
Ramsay Health Care Ltd.	53	1,987
Sonic Healthcare Ltd.	713	16,895
		$91,820

Holding Companies — Diversified — 0.22%
Jardine Matheson Holdings Ltd.	383	19,399
Swire Pacific Ltd., Class A	2,000	15,327
		$34,726

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.66%
Barratt Developments PLC	1,216	$6,386
Berkeley Group Holdings PLC	118	5,879
Daiwa House Industry Co. Ltd.	900	23,652
Iida Group Holdings Co. Ltd.	700	11,769
Open House Group Co. Ltd.	300	10,743
Persimmon PLC	436	5,678
Sekisui Chemical Co. Ltd.	900	12,923
Sekisui House Ltd.	1,000	20,136
Taylor Wimpey PLC	4,706	6,141
		$103,307

Home Furnishings — 0.70%
Rational AG	8	5,788
SEB SA	56	5,784
Sony Group Corp.	1,100	98,835
		$110,407

Household Products — 1.64%
Beiersdorf AG	86	11,379
Essity AB, Class B	420	11,180
Haleon PLC	3,602	14,741
L'Oreal SA	182	84,821
Unilever PLC	2,587	134,623
		$256,744

Household Products/Wares — 0.34%
Henkel AG & Co. KGaA	127	8,939
Reckitt Benckiser Group PLC	598	44,899
		$53,838

Insurance — 4.86%
Aegon NV	1,743	8,806
Ageas SA	220	8,909
AIA Group Ltd.	10,600	107,001
Allianz SE	305	70,956
Assicurazioni Generali SpA	1,269	25,784
AXA SA	1,568	46,240
Baloise Holding AG	62	9,102
Fairfax Financial Holdings Ltd.	32	23,969
Gjensidige Forsikring ASA	92	1,472
Great-West Lifeco, Inc.	953	27,675
Hannover Rueck SE	149	31,599
iA Financial Corp., Inc.	274	18,666
Insurance Australia Group Ltd.	2,886	10,958
Intact Financial Corp.	281	43,386
Japan Post Holdings Co. Ltd.	3,100	22,268
Manulife Financial Corp.	2,666	50,392
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69	25,871
NN Group NV	288	10,657
Phoenix Group Holdings PLC	298	2,013
Power Corp. of Canada	486	13,082
Prudential PLC	1,166	16,415
QBE Insurance Group Ltd.	1,862	19,437
Sampo Oyj, Class A	787	35,313
Sun Life Financial, Inc.	361	18,819
Suncorp Group Ltd.	2,256	20,273
Swiss Life Holding AG	23	13,439
Swiss Re AG	306	30,783

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Tokio Marine Holdings, Inc.	1,600	$36,758
Tryg A/S	106	2,294
Zurich Insurance Group AG	17	8,070
		$760,407

Internet — 1.10%
Adevinta ASA (a)	781	5,122
Auto Trader Group PLC (b)	1,276	9,892
Delivery Hero SE (a),(b)	183	8,068
Prosus NV (a)	567	41,522
Scout24 SE (b)	105	6,655
SEEK Ltd.	406	5,874
Shopify, Inc., Class A (a)	1,074	69,414
United Internet AG	609	8,572
Wix.com Ltd. (a)	61	4,773
ZOZO, Inc.	600	12,354
		$172,246

Investment Companies — 0.34%
EXOR NV	30	2,674
Groupe Bruxelles Lambert NV	29	2,283
Industrivarden AB, Class A	209	5,790
Industrivarden AB, Class C	215	5,924
Washington H Soul Pattinson & Co. Ltd.	1,109	23,478
Wendel SE	125	12,822
		$52,971

Iron & Steel — 0.85%
ArcelorMittal SA	327	8,896
BlueScope Steel Ltd.	530	7,255
Fortescue Metals Group Ltd.	2,495	36,864
JFE Holdings, Inc.	1,400	19,890
Mineral Resources Ltd.	279	13,276
Nippon Steel Corp.	1,300	27,064
voestalpine AG (a)	561	20,140
		$133,385

Leisure Time — 0.38%
BRP, Inc.	233	19,697
Shimano, Inc.	100	16,605
Yamaha Motor Co. Ltd.	800	22,853
		$59,155

Lodging — 0.39%
Accor SA	215	7,981
City Developments Ltd.	2,300	11,429
Galaxy Entertainment Group Ltd. (a)	1,000	6,342
InterContinental Hotels Group PLC	161	11,111
Sands China Ltd. (a)	2,000	6,815
Whitbread PLC	418	17,975
		$61,653

Machinery — Construction & Mining — 1.17%
Epiroc AB, Class A	465	8,791
Epiroc AB, Class B	428	6,917
Hitachi Construction Machinery Co. Ltd.	700	19,541
Hitachi Ltd.	900	55,486

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Construction & Mining (continued)
Komatsu Ltd.	1,300	$34,965
Metso Oyj	1,448	17,452
Mitsubishi Heavy Industries Ltd.	500	23,254
Sandvik AB	502	9,784
Siemens Energy AG (a)	377	6,656
		$182,846

Machinery — Diversified — 1.27%
Atlas Copco AB, Class A	1,170	16,858
Atlas Copco AB, Class B	1,877	23,364
CNH Industrial NV	1,305	18,804
FANUC Corp.	200	6,974
GEA Group AG	358	14,966
Keyence Corp.	200	94,043
Kone Oyj, Class B	175	9,134
Spirax-Sarco Engineering PLC	57	7,503
Wartsila OYJ Abp	636	7,159
		$198,805

Media — 0.72%
Bollore SE	2,414	15,041
Informa PLC	1,276	11,765
Pearson PLC	1,508	15,743
Quebecor, Inc., Class B	895	22,058
Thomson Reuters Corp. (a)	106	14,316
Vivendi SE	222	2,036
Wolters Kluwer NV	255	32,361
		$113,320

Metal Fabrication & Hardware — 0.24%
SKF AB, Class B	366	6,366
Tenaris SA	1,452	21,730
VAT Group AG (b)	23	9,508
		$37,604

Mining — 2.54%
Anglo American PLC	506	14,350
Antofagasta PLC	387	7,181
BHP Group Ltd.	4,545	136,214
Boliden AB (a)	426	12,306
First Quantum Minerals Ltd.	445	10,527
Franco-Nevada Corp.	117	16,675
Glencore PLC (a)	7,413	41,847
IGO Ltd.	803	8,131
Lundin Mining Corp.	1,089	8,533
Norsk Hydro ASA	2,259	13,427
Northern Star Resources Ltd.	931	7,492
Pilbara Minerals Ltd.	8,811	28,702
Rio Tinto Ltd.	329	25,136
Rio Tinto PLC	380	24,060
South32 Ltd.	6,286	15,745
Sumitomo Metal Mining Co. Ltd.	600	19,256
Wheaton Precious Metals Corp.	205	8,865
		$398,447

Miscellaneous Manufacturers — 0.63%
Alfa Laval AB	210	7,652

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacturers (continued)
Alstom SA	256	$7,632
Indutrade AB	337	7,590
Knorr-Bremse AG	95	7,254
Orica Ltd.	848	8,377
Siemens AG	310	51,600
Smiths Group PLC	428	8,936
		$99,041

Office & Business Equipment — 0.11%
Seiko Epson Corp.	1,100	17,069

Oil & Gas — 5.68%
Aker BP ASA	623	14,615
Ampol Ltd.	1,042	20,782
ARC Resources Ltd.	1,318	30,125
BP PLC	16,358	95,221
Canadian Natural Resources Ltd.	807	45,371
Cenovus Energy, Inc.	1,502	25,510
DCC PLC	162	9,048
Eni SpA (a)	3,221	46,332
Equinor ASA	899	26,140
Galp Energia SGPS SA	1,182	13,827
Idemitsu Kosan Co. Ltd.	600	12,000
Imperial Oil Ltd.	343	17,549
Inpex Corp.	1,700	18,827
Neste Oyj	213	8,195
OMV AG	462	19,581
Parkland Corp.	575	14,323
Repsol SA	2,129	30,968
Santos Ltd.	3,992	19,998
Shell PLC	6,302	187,483
Suncor Energy, Inc.	1,118	32,795
TotalEnergies SE	2,232	127,989
Tourmaline Oil Corp.	457	21,533
Woodside Energy Group Ltd.	2,215	50,817
		$889,029

Oil & Gas Services — 0.04%
Seatrium Ltd. (a)	71,127	6,574

Packaging & Containers — 0.20%
CCL Industries, Inc., Class B	508	24,971
Stora Enso Oyj, Class R	550	6,377
		$31,348

Pharmaceuticals — 7.57%
Amplifon SpA	205	7,514
Astellas Pharma, Inc.	100	1,489
AstraZeneca PLC	1,383	198,053
Bayer AG	698	38,593
Chugai Pharmaceutical Co. Ltd.	1,000	28,317
Daiichi Sankyo Co. Ltd.	1,600	50,452
GSK PLC	3,224	56,864
Hikma Pharmaceuticals PLC	395	9,484
Ipsen SA	162	19,481
Merck KGaA	62	10,253
Nippon Shinyaku Co. Ltd.	300	12,213
Novartis AG	1,004	100,955
Novo Nordisk A/S, Class B	1,477	237,974

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Ono Pharmaceutical Co. Ltd.	800	$14,448
Orion Oyj, Class B	317	13,152
Recordati Industria Chimica e Farmaceutica SpA	200	9,548
Roche Holding AG	629	192,203
Roche Holding AG	33	10,825
Sanofi	888	95,154
Shionogi & Co. Ltd.	500	21,033
Takeda Pharmaceutical Co. Ltd.	1,300	40,785
Teva Pharmaceutical Industries Ltd., ADR (a)	1,765	13,290
UCB SA	30	2,658
		$1,184,738

Pipelines — 0.32%
APA Group	1,454	9,386
Enbridge, Inc.	245	9,106
Keyera Corp.	99	2,283
Pembina Pipeline Corp.	765	24,052
TC Energy Corp.	131	5,294
		$50,121

Private Equity — 0.51%
3i Group PLC	1,094	27,072
Brookfield Corp.	553	18,618
Capitaland Investment Ltd.	5,800	14,195
EQT AB	368	7,077
Eurazeo SE	181	12,729
		$79,691

Real Estate — 1.16%
Aroundtown SA (a)	3,471	4,003
CK Asset Holdings Ltd.	2,000	11,077
Fastighets AB Balder, Classs B (a)	3,090	11,277
FirstService Corp.	111	17,095
Hang Lung Properties Ltd.	3,000	4,632
Henderson Land Development Co. Ltd.	1,000	2,973
Hongkong Land Holdings Ltd.	516	2,012
Hulic Co. Ltd.	1,600	13,650
LEG Immobilien SE (a)	114	6,548
Mitsui Fudosan Co. Ltd.	1,400	27,753
Nomura Real Estate Holdings, Inc.	600	14,196
REA Group Ltd.	74	7,051
Sagax AB, Class B	299	5,905
Sino Land Co. Ltd.	6,000	7,374
Sun Hung Kai Properties Ltd.	1,000	12,596
Swire Properties Ltd.	5,200	12,781
Swiss Prime Site AG	26	2,256
UOL Group Ltd.	2,800	13,292
Wharf Real Estate Investment Co. Ltd.	1,000	4,996
		$181,467

REITs — 1.08%
British Land Co. PLC	2,793	10,741
Canadian Apartment Properties REIT	70	2,687
CapitaLand Ascendas REIT	7,600	15,285
CapitaLand Integrated Commercial Trust	6,517	9,204
Dexus	1,711	8,890
Gecina SA	57	6,067
Goodman Group	879	11,752

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
GPT Group	728	$2,008
Klepierre SA (a)	857	21,247
Land Securities Group PLC	932	6,796
Link REIT	1,540	8,549
Mapletree Logistics Trust	6,200	7,427
Mapletree Pan Asia Commercial Trust	6,100	7,307
Mirvac Group	6,229	9,378
RioCan Real Estate Investment Trust	144	2,096
Scentre Group	1,313	2,318
Stockland	6,329	16,991
Vicinity Ltd.	6,239	7,668
Warehouses De Pauw CVA	441	12,088
		$168,499

Retail — 2.99%
Alimentation Couche-Tard, Inc.	756	38,766
Canadian Tire Corp. Ltd., Class A	129	17,637
Cie Financiere Richemont SA, Class A	170	28,803
Dollarama, Inc.	387	26,210
Fast Retailing Co. Ltd.	200	50,896
H & M Hennes & Mauritz AB, Class B	650	11,160
Industria de Diseno Textil SA	931	36,024
Jardine Cycle & Carriage Ltd.	900	23,159
JD Sports Fashion PLC	9,607	17,813
Kingfisher PLC	4,070	11,976
MatsukiyoCocokara & Co.	300	16,793
Moncler SpA	257	17,763
Next PLC	286	25,062
Pan Pacific International Holdings Corp.	900	16,048
Pandora A/S	260	23,213
Reece Ltd.	555	6,866
Restaurant Brands International, Inc.	379	29,385
Swatch Group AG	193	10,598
Swatch Group AG	46	13,419
USS Co. Ltd.	800	13,184
Welcia Holdings Co. Ltd.	600	12,456
Wesfarmers Ltd.	617	20,279
		$467,510

Semiconductors — 3.41%
Advantest Corp.	300	39,814
ASM International NV	55	23,307
ASML Holding NV	360	260,448
Hamamatsu Photonics KK	300	14,608
Infineon Technologies AG	992	40,901
Renesas Electronics Corp. (a)	1,700	31,828
Rohm Co. Ltd.	200	18,739
STMicroelectronics NV	591	29,385
SUMCO Corp.	1,100	15,460
Tokyo Electron Ltd.	400	56,994
Tower Semiconductor Ltd. (a)	48	1,770
		$533,254

Shipbuilding — 0.09%
Kongsberg Gruppen ASA	302	13,736

Software — 1.51%
Constellation Software, Inc.	19	39,366

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Dassault Systemes SE	299	$13,255
Descartes Systems Group, Inc. (a)	200	16,021
Nemetschek SE	100	7,490
Open Text Corp.	267	11,105
Oracle Corp. Japan	200	14,817
Sage Group PLC	1,051	12,344
SAP SE	558	76,197
Square Enix Holdings Co. Ltd.	300	13,905
TIS, Inc.	600	14,932
WiseTech Global Ltd.	316	16,800
		$236,232

Telecommunications — 3.57%
BCE, Inc.	197	8,982
Bezeq The Israeli Telecommunication Corp. Ltd.	9,694	11,837
BT Group PLC	4,903	7,619
Deutsche Telekom AG	3,588	78,211
Elisa Oyj	277	14,793
Hikari Tsushin, Inc.	100	14,276
HKT Trust & HKT Ltd.	7,000	8,138
KDDI Corp.	1,400	43,176
Koninklijke KPN NV	5,323	18,988
Nice Ltd. (a)	79	16,135
Nippon Telegraph & Telephone Corp.	35,000	41,356
Nokia Oyj	5,134	21,487
Orange SA (a)	3,323	38,806
Rogers Communications, Inc., Class B	53	2,418
Singapore Telecommunications Ltd.	1,600	2,958
SoftBank Corp.	3,500	37,354
SoftBank Group Corp.	1,100	51,632
Spark New Zealand Ltd.	7,430	23,209
Swisscom AG	20	12,464
Tele2 AB, Class B	911	7,528
Telecom Italia SpA (a)	18,290	5,145
Telefonaktiebolaget LM Ericsson, Class B	1,725	9,342
Telefonica Deutschland Holding AG	4,435	12,471
Telefonica SA	6,054	24,548
Telenor ASA	832	8,434
Telia Co. AB	857	1,879
Telstra Group Ltd.	6,516	18,665
TELUS Corp.	131	2,549
Vodafone Group PLC	15,477	14,539
		$558,939

Toys, Games & Hobbies — 0.44%
Bandai Namco Holdings, Inc.	1,000	23,015
Nintendo Co. Ltd.	1,000	45,338
		$68,353

Transportation — 2.28%
AP Moller - Maersk A/S, Class A	7	12,187
AP Moller - Maersk A/S, Class B	7	12,285
Aurizon Holdings Ltd.	3,688	9,630
Canadian National Railway Co.	270	32,695
Canadian Pacific Kansas City Ltd.	115	9,289
Deutsche Post AG	763	37,242
DSV A/S	237	49,772
Getlink SE	587	9,980

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Transportation (continued)
Kintetsu Group Holdings Co. Ltd.	500	$17,270
Kuehne & Nagel International AG	68	20,110
Mitsui OSK Lines Ltd.	800	19,161
MTR Corp. Ltd.	500	2,297
NIPPON EXPRESS HOLDINGS, Inc.	300	16,849
Nippon Yusen KK	900	19,897
Poste Italiane SpA (b)	2,253	24,378
SG Holdings Co. Ltd.	1,100	15,609
SITC International Holdings Co. Ltd.	6,000	10,949
TFI International, Inc.	200	22,786
Yamato Holdings Co. Ltd.	800	14,432
		$356,818

Water — 0.17%
Severn Trent PLC	70	2,281
United Utilities Group PLC	183	2,235
Veolia Environnement SA	690	21,797
		$26,313
TOTAL COMMON STOCKS		$15,437,641
PREFERRED STOCKS — 0.44%	Shares Held	Value

Auto Manufacturers — 0.29%
Bayerische Motoren Werke AG
8.22%	224	$25,469
Porsche Automobil Holding SE
4.64%	128	7,704
Volkswagen AG
22.62%	89	11,940
		$45,113

Electronics — 0.08%
Sartorius AG
0.45%	35	12,111

Household Products/Wares — 0.07%
Henkel AG & Co. KGaA
2.52%	148	11,831
TOTAL PREFERRED STOCKS		$69,055
INVESTMENT COMPANIES — 0.42%	Shares Held	Value

Money Market Fund — 0.42%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (c)	65,261	$65,261
TOTAL INVESTMENT COMPANIES		$65,261

Total Investments	$15,571,957
Other Assets and Liabilities — 0.55%	85,967
Total Net Assets — 100.00%	$15,657,924

(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $251,068 or 1.60% of net assets.

(c) 1-day yield shown as of period end.

See accompanying notes.

Schedule of Investments

Principal International Adaptive Multi-Factor ETF

June 30, 2023

Portfolio Summary

Location	Percent
Japan	20.28%
United Kingdom	11.83%
France	10.92%
Canada	10.02%
Switzerland	7.69%
Germany	6.70%
Australia	6.52%
Netherlands	4.72%
Denmark	2.83%
Spain	2.69%
Sweden	2.32%
Italy	2.28%
Hong Kong	2.25%
Singapore	1.67%
Finland	1.10%
Ireland	1.09%
Norway	0.91%
Israel	0.90%
Belgium	0.75%
United States	0.51%
Austria	0.41%
New Zealand	0.35%
Portugal	0.29%
Luxembourg	0.27%
Jordan	0.06%
Chile	0.05%
Mongolia	0.04%
Other Assets and Liabilities	0.55%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2023

	Principal
BONDS — 95.60%	Amount	Value

Aerospace & Defense — 3.43%
Boeing Co.
3.25%, 02/01/2028	$420,000	$385,580
5.71%, 05/01/2040	363,000	362,095
Lockheed Martin Corp.
5.70%, 11/15/2054	180,000	199,848
Raytheon Technologies Corp.
4.13%, 11/16/2028	698,000	672,268
		$1,619,791

Airlines — 3.50%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	647,262	628,290
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 04/07/2030	1,211,415	1,025,421
		$1,653,711

Auto Manufacturers — 0.49%
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028 (a)	235,000	231,878

Banks — 24.41%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	829,000	707,269
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	736,000	563,063
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	406,000	266,571
(6-month Secured Overnight Financing Rate + 1.99%),
6.20%, 11/10/2028 (b)	418,000	429,641
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate + 1.61%),
4.97%, 04/26/2034	356,000	347,662
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.94%),
3.79%, 03/17/2033 (b)	774,000	683,834
(6-month Secured Overnight Financing Rate + 1.54%),
5.61%, 09/29/2026 (b)	781,000	779,938
(6-month Secured Overnight Financing Rate + 2.33%),
6.27%, 11/17/2033 (b)	129,000	136,923
Deutsche Bank AG
(6-month U.S. International Swaps and Derivative Association + 2.55%),
4.88%, 12/01/2032 (b)	548,000	462,725
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate + 1.41%),
3.10%, 02/24/2033 (b)	1,004,000	848,132
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	1,007,000	896,782
(6-month Secured Overnight Financing Rate + 2.08%),
4.91%, 07/25/2033 (b)	455,000	444,614
(6-month Secured Overnight Financing Rate + 1.85%),
5.35%, 06/01/2034	191,000	192,522
Morgan Stanley
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	643,000	421,910

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Morgan Stanley (continued)
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028	$364,000	$335,859
5.00%, 11/24/2025	318,000	312,616
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	1,061,000	826,877
State Street Corp.
(6-month Secured Overnight Financing Rate + 1.57%),
4.82%, 01/26/2034 (b)	97,000	94,184
(6-month Secured Overnight Financing Rate + 1.89%),
5.16%, 05/18/2034	220,000	218,683
Truist Financial Corp.
(6-month Secured Overnight Financing Rate + 1.63%),
5.90%, 10/28/2026 (b)	210,000	208,155
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	786,000	744,930
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	1,098,000	978,462
Westpac Banking Corp.
(1-year Treasury Constant Maturity Rate + 2.68%),
5.41%, 08/10/2033 (b)	646,000	612,028
		$11,513,380

Beverages — 3.89%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	549,000	508,306
4.90%, 01/23/2031 (c)	456,000	463,652
Constellation Brands, Inc.
4.75%, 05/09/2032	398,000	386,297
PepsiCo, Inc.
4.20%, 07/18/2052	250,000	232,817
4.45%, 02/15/2033 (c)	240,000	241,929
		$1,833,001

Biotechnology — 0.88%
Amgen, Inc.
5.25%, 03/02/2030	166,000	166,331
5.60%, 03/02/2043	248,000	248,751
		$415,082

Commercial Services — 1.11%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)	637,000	525,399

Computers — 0.79%
Apple, Inc.
3.95%, 08/08/2052	423,000	372,811

Diversified Financial Services — 1.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	319,000	275,824
3.85%, 10/29/2041	790	600
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)	354,342	203,559
		$479,983

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Electric — 10.52%
Commonwealth Edison Co.
4.00%, 03/01/2049		$461,000	$381,514
Duke Energy Carolinas LLC
3.75%, 06/01/2045		356,000	280,041
Entergy Louisiana LLC
4.95%, 01/15/2045		356,000	329,155
FirstEnergy Corp.
5.10%, 07/15/2047		268,000	240,403
Florida Power & Light Co.
3.95%, 03/01/2048		268,000	225,659
Kentucky Utilities Co.
4.38%, 10/01/2045		235,000	197,273
Louisville Gas & Electric Co.
5.45%, 04/15/2033		130,000	132,382
MidAmerican Energy Co.
4.40%, 10/15/2044		356,000	310,656
Monongahela Power Co.
3.55%, 05/15/2027 (a)		284,000	266,268
Northern States Power Co.
5.10%, 05/15/2053		203,000	199,833
NRG Energy, Inc.
2.00%, 12/02/2025 (a)		362,000	324,738
Pacific Gas & Electric Co.
1.70%, 11/15/2023		554,000	544,482
2.95%, 03/01/2026		694,000	635,711
WEC Energy Group, Inc.
1.38%, 10/15/2027		731,000	624,285
5.00%, 09/27/2025		271,000	268,467
			$4,960,867

Environmental Control — 1.57%
Waste Connections, Inc.
4.20%, 01/15/2033		507,000	476,502
Waste Management, Inc.
4.63%, 02/15/2030		268,000	264,040
			$740,542

Food — 2.51%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052 (a)		307,000	215,327
Kraft Heinz Foods Co.
4.88%, 10/01/2049		369,000	336,700
Mars, Inc.
2.38%, 07/16/2040 (a)		321,000	220,463
Pilgrim's Pride Corp.
3.50%, 03/01/2032		522,000	412,693
Sysco Corp.
3.15%, 12/14/2051		736	510
			$1,185,693

Gas — 1.82%
NiSource, Inc.
0.95%, 08/15/2025		883,000	805,239
5.25%, 03/30/2028		52,000	51,959
			$857,198

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Healthcare — Products — 1.89%
Abbott Laboratories
4.90%, 11/30/2046		$250,000	$252,407
Boston Scientific Corp.
2.65%, 06/01/2030		735,000	640,384
			$892,791

Healthcare — Services — 2.33%
Centene Corp.
2.45%, 07/15/2028		791,000	676,112
UnitedHealth Group, Inc.
2.75%, 05/15/2040		372,000	276,348
5.88%, 02/15/2053		134,000	148,838
			$1,101,298

Insurance — 4.14%
Arthur J Gallagher & Co.
2.40%, 11/09/2031		449,000	357,737
5.50%, 03/02/2033		186,000	186,244
Chubb INA Holdings, Inc.
3.35%, 05/03/2026		371,000	356,437
Corebridge Financial, Inc.
4.40%, 04/05/2052		244,000	191,827
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		327,000	216,084
Markel Group, Inc.
4.30%, 11/01/2047		324,000	260,984
MetLife, Inc.
5.00%, 07/15/2052		177,000	166,207
New York Life Insurance Co.
3.75%, 05/15/2050 (a)		284,000	216,922
			$1,952,442

Internet — 2.15%
Amazon.com, Inc.
4.55%, 12/01/2027		774,000	769,139
Meta Platforms, Inc.
5.60%, 05/15/2053		121,000	124,269
Netflix, Inc.
4.88%, 04/15/2028		65,000	64,283
5.88%, 11/15/2028		55,000	56,804
			$1,014,495

Media — 1.91%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032		465,000	352,005
Comcast Corp.
3.97%, 11/01/2047		418,000	346,200
4.80%, 05/15/2033		203,000	200,855
			$899,060

Mining — 1.47%
Yamana Gold, Inc.
2.63%, 08/15/2031		889,000	692,481

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Pharmaceuticals — 8.81%
AbbVie, Inc.
3.20%, 11/21/2029		$374,000	$338,199
4.05%, 11/21/2039		550,000	478,864
Astrazeneca Finance LLC
4.88%, 03/03/2033		127,000	128,823
Bayer U.S. Finance II LLC
4.63%, 06/25/2038 (a)		604,000	525,894
Becton Dickinson & Co.
3.70%, 06/06/2027		964,000	916,548
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		268,000	244,347
CVS Health Corp.
5.13%, 02/21/2030		240,000	238,343
5.30%, 06/01/2033		250,000	249,612
Eli Lilly & Co.
4.70%, 02/27/2033 (c)		186,000	188,438
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043		191,000	191,433
Zoetis, Inc.
3.90%, 08/20/2028		684,000	656,270
			$4,156,771

Pipelines — 3.56%
Energy Transfer LP
3.75%, 05/15/2030		469,000	423,182
5.15%, 03/15/2045		315,000	271,633
Enterprise Products Operating LLC
3.13%, 07/31/2029		750,000	672,033
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		320,000	314,972
			$1,681,820

REITs — 2.05%
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		272,000	208,382
Kimco Realty OP LLC
3.20%, 04/01/2032		512,000	423,903
Realty Income Corp.
3.10%, 12/15/2029		70	62
Spirit Realty LP
3.20%, 02/15/2031		408,000	333,194
			$965,541

Retail — 0.30%
Walmart, Inc.
4.50%, 04/15/2053		146,000	142,390

Semiconductors — 0.66%
Broadcom, Inc.
4.11%, 09/15/2028		329,000	310,835

Software — 5.11%
Fiserv, Inc.
4.40%, 07/01/2049		322,000	272,081
Microsoft Corp.
2.53%, 06/01/2050		500,000	345,873
Oracle Corp.
2.80%, 04/01/2027		268,000	246,327

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2023

		Principal
BONDS (continued)		Amount	Value
Software (continued)
Oracle Corp. (continued)
4.00%, 07/15/2046		$268,000	$205,988
6.15%, 11/09/2029		141,000	146,861
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		420,000	384,719
VMware, Inc.
4.65%, 05/15/2027		831,000	807,395
			$2,409,244

Telecommunications — 3.71%
AT&T, Inc.
3.50%, 09/15/2053		882,000	624,381
T-Mobile USA, Inc.
3.38%, 04/15/2029		1,247,000	1,126,101
			$1,750,482

Transportation — 0.71%
Penske Truck Leasing Co. LP/PTL Finance Corp.
6.20%, 06/15/2030 (a)		54,000	54,282
United Parcel Service, Inc.
4.88%, 03/03/2033		278,000	280,932
			$335,214

Water — 0.86%
Essential Utilities, Inc.
2.40%, 05/01/2031		498,000	404,217
TOTAL BONDS			$45,098,417
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
2.41%		Amount	Value
U.S. Treasury — 2.41%
4.13%, 11/15/2032		$1,112,200	$1,136,529
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$1,136,529
INVESTMENT COMPANIES — 1.72%		Shares Held	Value
Money Market Funds — 1.72%
Principal Government Money Market Fund — Class R-6 5.01% (d),(e),(f)		384,880	$384,880
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03	% (d)	425,392	425,392
TOTAL INVESTMENT COMPANIES			$810,272
Total Investments			$47,045,218
Other Assets and Liabilities — 0.27%			128,978
Total Net Assets — 100.00%			$47,174,196

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,984,827 or 10.57% of net assets.

(b) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

(c) Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $379,101 or 0.80% of net assets.

(d) 1-day yield shown as of period end.

See accompanying notes. 94

Schedule of Investments

Principal Investment Grade Corporate Active ETF June 30, 2023

(e) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(f) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $384,880 or 0.82% of net assets.

Portfolio Summary
Sector		Percent
Financial			31.61%
Consumer, Non-cyclical			21.43%
Utilities			13.19%
Communications			7.77%
Technology			6.56%
Industrial			5.71%
Consumer, Cyclical			4.30%
Energy			3.56%
Government			2.41%
Money Market Funds			1.72%
Basic Materials			1.47%
Other Assets and Liabilities			0.27%
TOTAL NET ASSETS			100.00%

	June 30, 2022	Purchases		Sales	June 30, 2023
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—		$6,256,205	$5,871,325	$384,880
Principal Government Money
Market Fund — Institutional Class
4.90%	1,398,980		3,608,665	5,007,645	—
	$1,398,980		$9,864,870	$10,878,970	$384,880

			Realized Gain
			Realized	from	Change in
		Gain/(Loss) on		Capital Gain	Unrealized
	Income (a)	Investments		Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—		$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—		—	—	—
	$—		$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

		Futures Contracts
					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date		Type	Contracts	Amount	(Depreciation)
U.S. 10 Year CBT; September 2023		Short	15	$1,708,735	$24,750
U.S. 10 Year Ultra; September 2023		Short	11	1,314,993	12,180
U.S. 5 Year CBT; September 2023		Short	5	543,006	7,537
U.S. Long Bond CBT; September 2023		Long	8	1,013,455	1,796
U.S. Ultra Bond CBT; September 2023		Long	10	1,350,647	11,541
Total					$57,804

See accompanying notes. 95

	Schedule of Investments
	Principal Millennial Global Growth ETF
	June 30, 2023

COMMON STOCKS — 99.60%	Shares Held	Value

Apparel — 6.35%
adidas AG	605	$117,366
Carter's, Inc.	690	50,094
Columbia Sportswear Co.	702	54,222
Fila Holdings Corp.	2,659	80,719
Gildan Activewear, Inc.	1,788	57,645
Kering SA	226	124,687
Levi Strauss & Co., Class A	3,207	46,277
LVMH Moet Hennessy Louis Vuitton SE	203	191,166
NIKE, Inc., Class B	972	107,280
PVH Corp.	826	70,185
Ralph Lauren Corp.	559	68,925
SMCP SA (a),(b)	9,031	78,640
Torrid Holdings, Inc. (a)	10,459	29,390
Urban Outfitters, Inc. (a)	23,618	782,464
VF Corp.	2,296	43,831
		$1,902,891

Beverages — 1.90%
Brown-Forman Corp., Class B	1,978	132,091
Constellation Brands, Inc., Class A	578	142,263
Fevertree Drinks PLC	2,940	45,515
Monster Beverage Corp. (a)	3,326	191,046
Treasury Wine Estates Ltd.	7,978	59,682
		$570,597

Commercial Services — 4.49%
Aaron's Co., Inc.	3,155	44,612
Adyen NV (a),(b)	287	496,632
Global Payments, Inc.	961	94,678
GMO Payment Gateway, Inc.	700	54,333
HYBE Co. Ltd. (a)	2,529	540,290
Nuvei Corp. (a),(b)	920	27,195
Paysafe Ltd. (a)	1,706	17,214
PROG Holdings, Inc. (a)	2,201	70,696
		$1,345,650

Computers — 0.49%
Apple, Inc.	757	146,835

Construction Materials — 1.17%
Fortune Brands Innovations, Inc.	1,779	127,999
Masco Corp.	2,599	149,131
Masterbrand, Inc. (a)	1,779	20,690
Mohawk Industries, Inc. (a)	510	52,611
		$350,431

Diversified Financial Services — 7.72%
Coinbase Global, Inc., Class A (a)	4,183	299,294
Discover Financial Services	7,177	838,632
Futu Holdings Ltd., ADR (a),(c)	13,301	528,582
LexinFintech Holdings Ltd., ADR (a)	164,476	376,650
Lufax Holding Ltd., ADR	76,244	109,029
Rocket Cos., Inc., Class A (a)	5,699	51,063
XP, Inc., Class A (a)	4,770	111,904
		$2,315,154

Entertainment — 4.52%
CTS Eventim AG & Co. KGaA	6,215	392,328

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
DraftKings, Inc., Class A (a)	3,258	$86,565
Universal Music Group NV	21,240	471,654
Warner Music Group Corp., Class A	15,529	405,151
		$1,355,698

Food — 2.69%
Albertsons Cos., Inc., Class A	3,974	86,713
Kroger Co.	13,786	647,942
Sprouts Farmers Market, Inc. (a)	1,984	72,872
		$807,527

Home Builders — 1.08%
DR Horton, Inc.	1,796	218,555
Toll Brothers, Inc.	1,348	106,587
		$325,142

Home Furnishings — 2.32%
Arhaus, Inc. (a)	7,447	77,672
Sleep Number Corp. (a)	1,250	34,100
Sony Group Corp.	5,500	494,179
Tempur Sealy International, Inc.	2,269	90,919
		$696,870

Internet — 29.62%
AfreecaTV Co. Ltd.	5,288	293,767
Alphabet, Inc., Class C (a)	5,663	685,053
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR (a)	30,559	51,339
eBay, Inc.	2,307	103,100
Expedia Group, Inc. (a)	2,681	293,274
Farfetch Ltd., Class A (a)	4,590	27,724
Hello Group, Inc., ADR	74,871	719,510
iQIYI, Inc., ADR (a)	94,876	506,638
JD.com, Inc., ADR	2,575	87,885
JOYY, Inc., ADR	17,689	543,229
Kakao Corp.	1,666	62,081
Kuaishou Technology (a),(b)	60,600	414,131
Lulu's Fashion Lounge Holdings, Inc. (a)	9,349	23,653
Match Group, Inc. (a)	4,762	199,290
Meituan, Class B (a),(b)	280	4,370
Meta Platforms, Inc., Class A (a)	598	171,614
Naspers Ltd., Class N	5,042	910,554
Netflix, Inc. (a)	2,111	929,874
Pinterest, Inc., Class A (a)	5,346	146,160
RealReal, Inc. (a),(c)	8,731	19,383
Revolve Group, Inc. (a)	10,855	178,022
Rightmove PLC	8,326	55,323
Shutterstock, Inc.	683	33,242
Snap, Inc., Class A (a)	14,348	169,880
Temple & Webster Group Ltd. (a)	13,808	54,085
Tencent Holdings Ltd.	3,000	126,952
Tencent Music Entertainment Group, ADR (a)	132,634	978,839
THG PLC (a),(c)	57,270	59,277
Trip.com Group Ltd., ADR (a)	24,834	869,190
Vipshop Holdings Ltd., ADR (a)	7,706	127,149
Weibo Corp., ADR	2,829	37,088
		$8,881,676

See accompanying notes.

	Schedule of Investments
	Principal Millennial Global Growth ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time — 2.46%
Camping World Holdings, Inc., Class A	21,223	$638,812
Shimano, Inc.	600	99,629
		$738,441

Media — 3.83%
Comcast Corp., Class A	2,826	117,420
Fox Corp., Class B	3,618	115,378
Paramount Global, Class B	13,875	220,751
Sirius XM Holdings, Inc. (c)	20,006	90,627
Vivendi SE	65,723	602,853
		$1,147,029

Real Estate — 0.45%
REA Group Ltd.	1,424	135,678

REITs — 2.97%
EastGroup Properties, Inc.	645	111,972
Equity Residential	1,458	96,184
Prologis, Inc.	817	100,189
Rexford Industrial Realty, Inc.	1,759	91,855
Segro PLC	48,905	445,200
Warehouses De Pauw CVA	1,594	43,693
		$889,093

Retail — 16.68%
Academy Sports & Outdoors, Inc.	1,559	84,264
American Eagle Outfitters, Inc.	3,771	44,498
ANTA Sports Products Ltd.	11,800	120,545
Bath & Body Works, Inc.	2,743	102,862
Dick's Sporting Goods, Inc.	614	81,165
Foot Locker, Inc.	2,138	57,961
Frasers Group PLC (a)	8,311	74,096
Goldwin, Inc.	1,400	118,369
H & M Hennes & Mauritz AB, Class B	10,709	183,869
Hibbett, Inc.	1,388	50,370
Home Depot, Inc.	2,629	816,673
Industria de Diseno Textil SA	39,290	1,520,286
Kingfisher PLC	20,632	60,711
Li Ning Co. Ltd.	16,771	90,212
Lowe's Cos., Inc.	658	148,511
Lululemon Athletica, Inc. (a)	364	137,774
Next PLC	1,844	161,590
Pandora A/S	1,512	134,991
Petco Health & Wellness Co., Inc. (a)	3,237	28,809
Qurate Retail, Inc., Series A (a)	13,315	13,179
Ryohin Keikaku Co. Ltd.	5,740	56,586
Signet Jewelers Ltd.	8,929	582,706
Starbucks Corp.	1,445	143,142
Truworths International Ltd.	17,374	52,248
Victoria's Secret & Co. (a)	1,233	21,491
Williams-Sonoma, Inc.	907	113,502
		$5,000,410

Semiconductors — 0.69%
NVIDIA Corp.	491	207,703

Software — 4.80%
Bilibili, Inc., ADR (a),(c)	16,834	254,193

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value
Software (continued)
DouYu International Holdings Ltd., ADR (a)	207,027	$217,378
Fidelity National Information Services, Inc.	1,318	72,095
Fiserv, Inc. (a)	1,298	163,743
HUYA, Inc., ADR (a)	96,416	345,169
Kakao Games Corp. (a)	1,068	26,626
Microsoft Corp.	431	146,773
NetEase, Inc., ADR	1,620	156,638
XD, Inc. (a)	22,200	55,812
		$1,438,427

Telecommunications — 2.35%
AT&T, Inc.	44,099	703,379
Toys, Games & Hobbies — 1.23%
Funko, Inc., Class A (a)	34,215	370,206
Transportation — 1.79%
Deutsche Post AG	2,985	145,696
FedEx Corp.	573	142,047
RXO, Inc. (a)	869	19,700
United Parcel Service, Inc., Class B	619	110,956
XPO, Inc. (a)	869	51,271
Yamato Holdings Co. Ltd.	3,700	66,746
		$536,416
TOTAL COMMON STOCKS		$29,865,253
INVESTMENT COMPANIES — 2.74%	Shares Held	Value
Money Market Funds — 2.74%
Principal Government Money Market Fund — Class R-6 5.01% (d),(e),(f)	721,539	$721,539
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (f)	99,208	99,208
TOTAL INVESTMENT COMPANIES		$820,747
Total Investments		$30,686,000
Other Assets and Liabilities — (2.34)%		(702,406)
Total Net Assets — 100.00%		$29,983,594

(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,020,968 or 3.41% of net assets.

(c) Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $713,807 or 2.38% of net assets.

(d) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $721,539 or 2.41% of net assets.

(f) 1-day yield shown as of period end.

See accompanying notes. 99

	Schedule of Investments
	Principal Millennial Global Growth ETF
		June 30, 2023

Portfolio Summary
Location		Percent
United States		50.28%
China		18.67%
Spain		5.07%
Republic Of Korea		3.35%
France		3.33%
Netherlands		3.23%
South Africa		3.21%
United Kingdom		3.16%
Japan		2.97%
Germany		2.19%
Singapore		1.81%
Hong Kong		1.76%
Australia		0.83%
Canada		0.74%
Sweden		0.61%
Denmark		0.45%
Brazil		0.37%
Turkey		0.17%
Belgium		0.14%
Other Assets and Liabilities		(2.34)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$9,711,941	$8,990,402	$721,539
Principal Government Money
Market Fund — Institutional Class
4.90%	988,500	8,567,796	9,556,296	—
	$988,500	$18,279,737	$18,546,698	$721,539

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	June 30, 2023

COMMON STOCKS — 99.60%		Shares Held	Value
Beverages — 0.98%
Keurig Dr Pepper, Inc.		11,482	$359,042
Biotechnology — 1.29%
Amgen, Inc.		2,135	474,013
Commercial Services — 1.99%
Automatic Data Processing, Inc.		2,153	473,208
MarketAxess Holdings, Inc.		988	258,283
			$731,491

Computers — 8.93%
Accenture PLC, Class A		2,101	648,326
Apple, Inc.		11,646	2,258,975
Leidos Holdings, Inc.		4,190	370,731
			$3,278,032

Construction Materials — 1.21%
Trane Technologies PLC		2,316	442,958
Distribution/Wholesale — 3.56%
LKQ Corp.		7,041	410,279
Pool Corp.		1,123	420,721
WW Grainger, Inc.		602	474,731
			$1,305,731

Diversified Financial Services — 2.03%
Mastercard, Inc., Class A		1,894	744,910
Electrical Components & Equipment — 2.57%
AMETEK, Inc.		2,948	477,223
Emerson Electric Co.		5,157	466,141
			$943,364

Electronics — 3.15%
Agilent Technologies, Inc.		3,050	366,762
Keysight Technologies, Inc. (a)		2,566	429,677
Mettler-Toledo International, Inc. (a)		275	360,701
			$1,157,140

Healthcare — Products — 9.50%
Abbott Laboratories		5,534	603,317
Danaher Corp.		2,169	520,560
Edwards Lifesciences Corp. (a)		5,209	491,365
Stryker Corp.		1,678	511,941
Thermo Fisher Scientific, Inc.		1,068	557,229
Waters Corp. (a)		1,299	346,235
West Pharmaceutical Services, Inc.		1,187	453,992
			$3,484,639

Healthcare — Services — 5.74%
Charles River Laboratories International, Inc. (a)		1,973	414,823
Humana, Inc.		872	389,897
IQVIA Holdings, Inc. (a)		2,128	478,311
UnitedHealth Group, Inc.		1,715	824,298
			$2,107,329

Home Builders — 2.82%
DR Horton, Inc.		4,117	500,998

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value
Home Builders (continued)
PulteGroup, Inc.		6,843	$531,564
			$1,032,562

Household Products/Wares — 1.08%
Avery Dennison Corp.		2,309	396,686
Insurance — 4.31%
Aon PLC, Class A		1,455	502,266
Arthur J Gallagher & Co.		2,258	495,789
Berkshire Hathaway, Inc., Class B (a)		127	43,307
Marsh & McLennan Cos., Inc.		2,873	540,354
			$1,581,716

Internet — 4.50%
Alphabet, Inc., Class A (a)		1,113	133,226
Alphabet, Inc., Class C (a)		5,153	623,358
Amazon.com, Inc. (a)		3,908	509,447
CDW Corp.		2,106	386,451
			$1,652,482

Machinery — Diversified — 2.31%
IDEX Corp.		1,778	382,732
Nordson Corp.		1,871	464,345
			$847,077

Pharmaceuticals — 4.71%
AbbVie, Inc.		4,149	558,995
Merck & Co., Inc.		6,063	699,609
Zoetis, Inc.		2,719	468,239
			$1,726,843

Pipelines — 1.27%
Williams Cos., Inc.		14,315	467,099
Retail — 4.68%
Genuine Parts Co.		2,403	406,660
O'Reilly Automotive, Inc. (a)		525	501,532
Ulta Beauty, Inc. (a)		782	368,005
Yum! Brands, Inc.		3,172	439,481
			$1,715,678

Semiconductors — 15.96%
Analog Devices, Inc.		2,500	487,025
Applied Materials, Inc.		3,864	558,503
Broadcom, Inc.		999	866,563
Microchip Technology, Inc.		5,139	460,403
NVIDIA Corp.		3,882	1,642,164
NXP Semiconductors NV		2,350	480,998
ON Semiconductor Corp. (a)		5,166	488,600
QUALCOMM, Inc.		4,160	495,206
Skyworks Solutions, Inc.		3,408	377,231
			$5,856,693

Software — 14.14%
Adobe, Inc. (a)		1,484	725,661
Fiserv, Inc. (a)		4,060	512,169
Intuit, Inc.		1,175	538,373
Microsoft Corp.		5,657	1,926,435

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
		June 30, 2023

COMMON STOCKS (continued)			Shares Held	Value
Software (continued)
MSCI, Inc.			769	$360,884
Salesforce, Inc. (a)			2,988	631,245
Synopsys, Inc. (a)			1,136	494,626
				$5,189,393

Telecommunications — 1.61%
Cisco Systems, Inc.			11,429	591,337
Transportation — 1.26%
Norfolk Southern Corp.			2,045	463,724
TOTAL COMMON STOCKS				$36,549,939
INVESTMENT COMPANIES — 0.36%			Shares Held	Value
Money Market Fund — 0.36%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (b)			131,112	$131,112
TOTAL INVESTMENT COMPANIES				$131,112
Total Investments				$36,681,051
Other Assets and Liabilities — 0.04%				14,628
Total Net Assets — 100.00%				$36,695,679

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Technology		39.04%
Consumer, Non-cyclical		25.29%
Consumer, Cyclical		11.05%
Industrial		10.50%
Financial		6.34%
Communications		6.11%
Energy		1.27%
Money Market Fund		0.36%
Other Assets and Liabilities		0.04%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$59,105	$59,105	$—
	$—	$59,105	$59,105	$—

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		103

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	June 30, 2023

COMMON STOCKS — 98.85%	Shares Held	Value

Entertainment — 2.04%
Marriott Vacations Worldwide Corp.	904	$110,939

REITs — 96.81%
Alexandria Real Estate Equities, Inc.	1,763	200,083
American Homes 4 Rent, Class A	7,293	258,537
American Tower Corp.	2,009	389,626
Crown Castle, Inc.	1,813	206,573
CubeSmart	3,578	159,794
DiamondRock Hospitality Co.	13,003	104,154
Digital Realty Trust, Inc.	2,396	272,833
Equinix, Inc.	211	165,411
Equity LifeStyle Properties, Inc.	3,709	248,095
Extra Space Storage, Inc.	2,299	342,206
Gaming & Leisure Properties, Inc.	3,651	176,927
Invitation Homes, Inc.	10,526	362,094
National Health Investors, Inc.	2,581	135,296
Rexford Industrial Realty, Inc.	7,169	374,365
Sabra Health Care REIT, Inc.	12,540	147,596
SBA Communications Corp.	846	196,069
Sun Communities, Inc.	2,503	326,541
Terreno Realty Corp.	3,241	194,784
Ventas, Inc.	8,544	403,875
VICI Properties, Inc.	10,886	342,147
Welltower, Inc.	3,248	262,731
		$5,269,737
TOTAL COMMON STOCKS		$5,380,676
INVESTMENT COMPANIES — 0.72%	Shares Held	Value

Money Market Fund — 0.72%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (a)	39,103	$39,103
TOTAL INVESTMENT COMPANIES		$39,103
Total Investments		$5,419,779
Other Assets and Liabilities — 0.43%		23,309

Total Net Assets — 100.00%		$5,443,088

(a) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	96.81%
Consumer, Cyclical	2.04%
Money Market Fund	0.72%
Other Assets and Liabilities	0.43%
TOTAL NET ASSETS	100.00%

See accompanying notes.	104

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2023

	Principal
BONDS — 96.25%	Amount	Value

Banks — 47.98%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$15,343,000	$13,083,743
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b),(c)	11,025,000	10,773,079
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	3,362,000	2,879,282
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	11,569,000	10,212,535
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	3,501,000	2,875,196
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	4,923,000	4,647,657
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082 (a)	12,685,000	13,216,721
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	7,962,000	6,668,175
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	13,081,000	11,167,904
(5-year Treasury Constant Maturity Rate + 3.20%),
7.38%, 05/15/2028 (a),(b)	7,530,000	7,474,695
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	6,671,000	4,994,757
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	4,833,000	4,240,032
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	2,001,000	1,546,773
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,415,000	1,132,354
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	8,563,000	7,158,325
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(c)	8,268,000	8,050,386
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	6,021,000	7,430,726
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	3,045,000	2,472,982
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	6,907,000	6,172,178
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	18,063,000	15,898,149
(3-month Term Secured Overnight Financing Rate + 4.04%),
6.75%, 02/01/2024 (a),(b)	7,788,000	7,808,249
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	19,512,000	13,014,620
(5-year Treasury Constant Maturity Rate + 3.17%),
5.00%, 08/01/2024 (a),(b)	5,000,000	3,933,387

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	$7,196,000	$5,307,050
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b),(c)	13,480,000	12,565,382
(7-year Treasury Constant Maturity Rate + 2.81%),
6.25%, 03/15/2030 (a),(b)	10,290,000	9,237,847
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.07%),
8.13%, 10/31/2082 (a)	22,075,000	22,425,551
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	10,866,000	9,263,265
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	11,197,000	10,357,225
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	19,577,000	14,524,176
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	29,321,000	25,814,208
		$276,346,609

Diversified Financial Services — 11.29%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	14,967,000	12,422,610
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	17,736,000	13,168,980
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	12,919,000	10,499,917
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	5,502,000	5,258,372
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	10,641,000	10,140,206
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	13,990,000	13,526,035
		$65,016,120

Electric — 12.91%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	3,010,000	2,392,950
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	9,601,000	7,625,402
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	2,484,000	2,135,569
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	1,185,000	995,544

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Dominion Energy, Inc. (continued)
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		$11,434,000	$10,280,310
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)		11,847,000	8,796,713
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		14,322,000	13,754,849
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)		6,287,000	6,079,403
Enel SpA
(5-year Swap rate + 5.88%),
8.75%, 09/24/2073 (a),(d)		3,335,000	3,316,531
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)		15,229,000	12,785,189
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (a)		6,694,000	6,190,745
			$74,353,205

Hand/Machine Tools — 0.50%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)		3,816,000	2,913,075

Insurance — 14.89%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)		3,251,000	3,199,209
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)		1,292,000	1,255,553
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)		5,600,000	5,264,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)		4,000,000	3,791,088
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)		5,600,000	5,500,768
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.85%),
6.88%, 12/15/2052		7,921,000	7,592,199
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)		3,605,000	3,347,967
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(d)		2,832,000	2,225,386
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(d)		3,210,000	3,102,756
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		12,376,000	11,435,176

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Insurance (continued)
MetLife, Inc. (continued)
9.25%, 04/08/2068 (d)		$1,988,000	$2,304,735
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(d)		4,583,000	3,768,935
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(d)		2,509,000	2,048,911
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)		14,198,000	11,975,019
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)		4,634,000	4,183,900
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(d)		4,030,000	3,471,491
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (a),(d)		6,711,000	6,651,076
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)		6,000,000	4,679,700
			$85,797,869

Oil & Gas — 1.44%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)		5,982,000	5,738,233
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)		2,790,000	2,536,110
			$8,274,343

Pipelines — 5.49%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)		2,485,000	2,244,276
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)		4,882,000	4,528,488
(5-year Treasury Constant Maturity Rate + 4.41%),
7.63%, 01/15/2083 (a)		5,749,000	5,777,004
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing Rate + 3.29%),
5.25%, 08/16/2077 (a)		3,213,000	2,809,633
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)		5,185,000	4,447,434
(5-year Treasury Constant Maturity Rate + 3.99%),
5.60%, 03/07/2082 (a)		14,054,000	11,843,165
			$31,650,000

REITs — 0.52%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(d)		1,210,000	1,083,252
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(d)		2,249,000	1,898,094
			$2,981,346

See accompanying notes.	108

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Telecommunications — 1.23%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)		$1,793,000	$1,422,746
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)		5,518,000	5,657,881
			$7,080,627
TOTAL BONDS			$554,413,194
INVESTMENT COMPANIES — 2.76%		Shares Held	Value

Money Market Funds — 2.76%
Principal Government Money Market Fund — Class R-6 5.01% (e),(f),(g)		3,970,623	$3,970,623
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (e)		11,911,557	11,911,557
TOTAL INVESTMENT COMPANIES			$15,882,180
Total Investments			$570,295,374
Other Assets and Liabilities — 0.99%			5,690,855

Total Net Assets — 100.00%			$575,986,229

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,886,213 or
0.67% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,871,167 or 5.19% of net assets.
(e) 1-day yield shown as of period end.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,970,623 or 0.69% of net assets.

Portfolio Summary
Sector	Percent
Financial	74.68%
Utilities	12.91%
Energy	6.93%
Money Market Funds	2.76%
Communications	1.23%
Industrial	0.50%
Other Assets and Liabilities	0.99%
TOTAL NET ASSETS	100.00%

See accompanying notes.	109

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2023

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$65,065,961	$61,095,338	$3,970,623
Principal Government Money
Market Fund — Institutional Class
4.90%	2,707,203	11,373,540	14,080,743	—
	$2,707,203	$76,439,501	$75,176,081	$3,970,623

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2023

PREFERRED STOCKS — 10.75%	Shares Held	Value

Banks — 3.83%
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)	4,380	$83,483
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)	17,030	417,916
Morgan Stanley; Series P
6.50%, 10/15/2027 (a)	4,000	103,840
State Street Corp.; Series D
(3-month USD LIBOR + 3.11%),
5.90%, 03/15/2024 (a)	6,410	163,070
		$768,309

Insurance — 4.04%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)	11,500	253,000
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)	8,019	193,178
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)	17,250	365,700
		$811,878

Telecommunications — 2.88%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)	11,381	254,024
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)	15,395	324,527
		$578,551
TOTAL PREFERRED STOCKS		$2,158,738
	Principal
BONDS — 86.77%	Amount	Value

Banks — 69.23%
Bank of America Corp.
(3-month Term Secured Overnight Financing Rate + 4.81%),
6.30%, 03/10/2026 (a),(b)	$575,000	$573,419
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	203,033
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	275,000	267,094
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	542,840
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082 (b)	300,000	312,575
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)	200,000	193,580
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	655,000	548,562
(5-year Treasury Constant Maturity Rate + 3.20%),
7.38%, 05/15/2028 (a),(b)	200,000	198,531
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	575,000	504,452

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2023

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	$861,000	$851,002
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	483,284
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	350,510
HSBC Holdings PLC
(6-month U.S. International Swaps and Derivative Association + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	824,537
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	513,827
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	760,388
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	96,817
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	805,164
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	300,000	200,102
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	194,971
NatWest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	838,123
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	811,742
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	360,000
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	93,215
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(d)	824,000	805,810
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.07%),
8.13%, 10/31/2082 (b)	414,000	420,574
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	400,000	341,000
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	531,875
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	209,000	155,057
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(d)	861,000	831,423

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
	June 30, 2023

		Principal
BONDS (continued)		Amount	Value

Banks (continued)
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)		$328,000	$288,771
			$13,902,278

Diversified Financial Services — 11.72%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)		700,000	581,000
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)		209,000	155,182
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)		328,000	266,582
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)		375,000	358,395
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)		575,000	547,939
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)		460,000	444,745
			$2,353,843

Electric — 4.81%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		460,000	413,586
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		575,000	552,230
			$965,816

Insurance — 1.01%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		220,000	203,276
TOTAL BONDS			$17,425,213
INVESTMENT COMPANIES — 1.42%		Shares Held	Value

Money Market Fund — 1.42%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (e)		285,061	$285,061
TOTAL INVESTMENT COMPANIES			$285,061
Total Investments			$19,869,012
Other Assets and Liabilities — 1.06%			212,337

Total Net Assets — 100.00%			$20,081,349

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

See accompanying notes.	113

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2023

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,005,322 or 5.01% of net assets.
(d) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,721,769 or 33.47% of net assets.
(e) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	89.83%
Utilities	4.81%
Communications	2.88%
Money Market Fund	1.42%
Other Assets and Liabilities	1.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.	114

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS — 99.63%	Shares Held	Value

Advertising — 0.39%
Interpublic Group of Cos., Inc.	326	$12,577
Omnicom Group, Inc.	138	13,131
		$25,708

Aerospace & Defense — 1.49%
Boeing Co. (a)	43	9,080
General Dynamics Corp.	57	12,264
Howmet Aerospace, Inc.	111	5,501
L3Harris Technologies, Inc.	8	1,566
Lockheed Martin Corp.	59	27,162
Northrop Grumman Corp.	45	20,511
Raytheon Technologies Corp.	140	13,714
TransDigm Group, Inc.	9	8,048
		$97,846

Agriculture — 0.60%
Altria Group, Inc.	206	9,332
Archer-Daniels-Midland Co.	151	11,409
Bunge Ltd.	42	3,963
Philip Morris International, Inc.	151	14,741
		$39,445

Airlines — 0.40%
American Airlines Group, Inc. (a)	232	4,162
Delta Air Lines, Inc. (a)	258	12,265
United Airlines Holdings, Inc. (a)	182	9,987
		$26,414

Apparel — 0.37%
NIKE, Inc., Class B	91	10,044
Ralph Lauren Corp.	57	7,028
Tapestry, Inc.	176	7,533
		$24,605

Auto Manufacturers — 2.52%
Cummins, Inc.	65	15,935
General Motors Co.	171	6,594
PACCAR, Inc.	221	18,487
Tesla, Inc. (a)	476	124,602
		$165,618

Auto Parts & Equipment — 0.23%
Aptiv PLC (a)	38	3,880
BorgWarner, Inc.	232	11,347
		$15,227

Banks — 3.46%
Bank of America Corp.	489	14,029
Bank of New York Mellon Corp.	218	9,705
Citigroup, Inc.	187	8,609
Citizens Financial Group, Inc.	131	3,416
Comerica, Inc.	88	3,728
Fifth Third Bancorp	165	4,325
Goldman Sachs Group, Inc.	63	20,320
Huntington Bancshares, Inc.	997	10,748
JPMorgan Chase & Co.	520	75,629
KeyCorp	329	3,040

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
M&T Bank Corp.	38	$4,703
Morgan Stanley	231	19,727
Northern Trust Corp.	51	3,781
PNC Financial Services Group, Inc.	48	6,046
Regions Financial Corp.	236	4,205
State Street Corp.	120	8,782
Truist Financial Corp.	172	5,220
U.S. Bancorp	169	5,584
Wells Fargo & Co.	292	12,463
Zions Bancorp NA	126	3,384
		$227,444

Beverages — 1.61%
Brown-Forman Corp., Class B	62	4,140
Coca-Cola Co.	573	34,506
Constellation Brands, Inc., Class A	26	6,399
Keurig Dr Pepper, Inc.	38	1,188
Molson Coors Beverage Co., Class B	157	10,337
Monster Beverage Corp. (a)	204	11,718
PepsiCo, Inc.	203	37,600
		$105,888

Biotechnology — 1.35%
Amgen, Inc.	91	20,204
Biogen, Inc. (a)	37	10,539
Corteva, Inc.	114	6,532
Gilead Sciences, Inc.	240	18,497
Incyte Corp. (a)	64	3,984
Moderna, Inc. (a)	39	4,739
Regeneron Pharmaceuticals, Inc. (a)	9	6,467
Vertex Pharmaceuticals, Inc. (a)	50	17,595
		$88,557

Chemicals — 1.77%
Air Products & Chemicals, Inc.	49	14,677
Albemarle Corp.	56	12,493
Celanese Corp.	38	4,400
CF Industries Holdings, Inc.	102	7,081
Dow, Inc.	130	6,924
DuPont de Nemours, Inc.	84	6,001
Eastman Chemical Co.	48	4,019
FMC Corp.	63	6,573
Linde PLC	77	29,343
LyondellBasell Industries NV, Class A	109	10,009
Mosaic Co.	97	3,395
PPG Industries, Inc.	33	4,894
Sherwin-Williams Co.	24	6,373
		$116,182

Commercial Services — 1.95%
Automatic Data Processing, Inc.	79	17,364
Cintas Corp.	24	11,930
CoStar Group, Inc. (a)	116	10,324
FleetCor Technologies, Inc. (a)	36	9,039
Gartner, Inc. (a)	28	9,809
MarketAxess Holdings, Inc.	17	4,444
PayPal Holdings, Inc. (a)	88	5,872
Quanta Services, Inc.	55	10,805

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Robert Half International, Inc.	86	$6,469
Rollins, Inc.	180	7,709
S&P Global, Inc.	33	13,229
United Rentals, Inc.	33	14,697
Verisk Analytics, Inc.	29	6,555
		$128,246

Computers — 9.17%
Accenture PLC, Class A	88	27,155
Apple, Inc.	2,627	509,559
Cognizant Technology Solutions Corp., Class A	150	9,792
DXC Technology Co. (a)	153	4,088
EPAM Systems, Inc. (a)	24	5,394
Fortinet, Inc. (a)	71	5,367
Hewlett Packard Enterprise Co.	379	6,367
HP, Inc.	166	5,098
International Business Machines Corp.	92	12,311
Leidos Holdings, Inc.	87	7,698
NetApp, Inc.	81	6,188
Seagate Technology Holdings PLC	63	3,898
		$602,915

Construction Materials — 0.78%
Carrier Global Corp.	319	15,858
Johnson Controls International PLC	82	5,587
Martin Marietta Materials, Inc.	10	4,617
Masco Corp.	148	8,492
Trane Technologies PLC	50	9,563
Vulcan Materials Co.	31	6,989
		$51,106

Distribution/Wholesale — 0.82%
Copart, Inc. (a)	133	12,131
Fastenal Co.	99	5,840
LKQ Corp.	215	12,528
Pool Corp.	21	7,867
WW Grainger, Inc.	20	15,772
		$54,138

Diversified Financial Services — 3.61%
American Express Co.	100	17,420
Ameriprise Financial, Inc.	32	10,629
BlackRock, Inc.	24	16,587
Capital One Financial Corp.	60	6,562
Cboe Global Markets, Inc.	35	4,830
Charles Schwab Corp.	122	6,915
CME Group, Inc.	43	7,968
Discover Financial Services	48	5,609
Franklin Resources, Inc.	261	6,971
Intercontinental Exchange, Inc.	71	8,029
Invesco Ltd.	245	4,118
Mastercard, Inc., Class A	129	50,736
Nasdaq, Inc.	161	8,026
Raymond James Financial, Inc.	84	8,717
Synchrony Financial	261	8,853
T Rowe Price Group, Inc.	43	4,817

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	255	$60,557
		$237,344

Electric — 1.72%
AES Corp.	154	3,192
Alliant Energy Corp.	77	4,041
Ameren Corp.	55	4,492
American Electric Power Co., Inc.	75	6,315
CenterPoint Energy, Inc.	39	1,137
CMS Energy Corp.	72	4,230
Consolidated Edison, Inc.	103	9,311
Constellation Energy Corp.	53	4,852
Dominion Energy, Inc.	30	1,554
DTE Energy Co.	44	4,841
Duke Energy Corp.	87	7,807
Edison International	79	5,486
Entergy Corp.	12	1,168
Evergy, Inc.	18	1,052
Eversource Energy	65	4,610
Exelon Corp.	38	1,548
FirstEnergy Corp.	133	5,171
NextEra Energy, Inc.	46	3,413
NRG Energy, Inc.	118	4,412
PG&E Corp. (a)	336	5,806
Pinnacle West Capital Corp.	54	4,399
PPL Corp.	186	4,922
Public Service Enterprise Group, Inc.	23	1,440
Sempra Energy	12	1,747
Southern Co.	31	2,178
WEC Energy Group, Inc.	100	8,824
Xcel Energy, Inc.	86	5,347
		$113,295

Electrical Components & Equipment — 0.27%
AMETEK, Inc.	68	11,008
Emerson Electric Co.	78	7,050
		$18,058

Electronics — 1.30%
Agilent Technologies, Inc.	68	8,177
Allegion PLC	95	11,402
Amphenol Corp., Class A	146	12,402
Fortive Corp.	79	5,907
Garmin Ltd.	41	4,276
Honeywell International, Inc.	68	14,110
Keysight Technologies, Inc. (a)	49	8,205
Mettler-Toledo International, Inc. (a)	6	7,870
TE Connectivity Ltd.	92	12,895
		$85,244

Energy — Alternate Sources — 0.10%
Enphase Energy, Inc. (a)	17	2,847
First Solar, Inc. (a)	18	3,422
		$6,269

Engineering & Construction — 0.13%
Jacobs Solutions, Inc.	71	8,441

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.08%
Live Nation Entertainment, Inc. (a)	58	$5,284

Environmental Control — 0.34%
Pentair PLC	133	8,592
Republic Services, Inc.	38	5,821
Waste Management, Inc.	46	7,977
		$22,390

Food — 1.68%
Campbell Soup Co.	151	6,902
Conagra Brands, Inc.	129	4,350
General Mills, Inc.	212	16,260
Hershey Co.	42	10,487
Hormel Foods Corp.	105	4,223
J M Smucker Co.	31	4,578
Kellogg Co.	180	12,132
Kraft Heinz Co.	149	5,290
Kroger Co.	211	9,917
Lamb Weston Holdings, Inc.	74	8,506
McCormick & Co., Inc.	16	1,396
Mondelez International, Inc., Class A	148	10,795
Sysco Corp.	144	10,685
Tyson Foods, Inc., Class A	93	4,747
		$110,268

Forest Products & Paper — 0.06%
International Paper Co.	114	3,626

Gas — 0.18%
Atmos Energy Corp.	69	8,028
NiSource, Inc.	144	3,938
		$11,966

Hand/Machine Tools — 0.21%
Snap-on, Inc.	49	14,121

Healthcare — Products — 2.02%
Abbott Laboratories	156	17,007
Bio-Techne Corp.	40	3,265
Boston Scientific Corp. (a)	174	9,412
Danaher Corp.	44	10,560
Edwards Lifesciences Corp. (a)	60	5,660
GE HealthCare Technologies, Inc. (a)	116	9,424
Hologic, Inc. (a)	115	9,311
IDEXX Laboratories, Inc. (a)	19	9,542
Insulet Corp. (a)	12	3,460
Medtronic PLC	33	2,907
ResMed, Inc.	26	5,681
Stryker Corp.	53	16,170
Thermo Fisher Scientific, Inc.	33	17,218
Waters Corp. (a)	11	2,932
West Pharmaceutical Services, Inc.	11	4,207
Zimmer Biomet Holdings, Inc.	41	5,970
		$132,726

Healthcare — Services — 2.94%
Catalent, Inc. (a)	43	1,865
Centene Corp. (a)	103	6,947
Charles River Laboratories International, Inc. (a)	34	7,149

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
DaVita, Inc. (a)	47	$4,722
Elevance Health, Inc.	43	19,105
HCA Healthcare, Inc.	53	16,084
Humana, Inc.	40	17,885
IQVIA Holdings, Inc. (a)	48	10,789
Laboratory Corp. of America Holdings	26	6,275
Molina Healthcare, Inc. (a)	31	9,338
Quest Diagnostics, Inc.	38	5,341
UnitedHealth Group, Inc.	165	79,306
Universal Health Services, Inc., Class B	55	8,677
		$193,483

Home Builders — 0.88%
DR Horton, Inc.	134	16,307
Lennar Corp., Class A	119	14,912
NVR, Inc. (a)	2	12,701
PulteGroup, Inc.	181	14,060
		$57,980

Home Furnishings — 0.07%
Whirlpool Corp.	29	4,315

Household Products — 0.80%
Colgate-Palmolive Co.	182	14,021
Procter & Gamble Co.	256	38,846
		$52,867

Household Products/Wares — 0.52%
Avery Dennison Corp.	70	12,026
Church & Dwight Co., Inc.	53	5,312
Clorox Co.	31	4,931
Kimberly-Clark Corp.	87	12,011
		$34,280

Insurance — 3.85%
Aflac, Inc.	178	12,425
Allstate Corp.	46	5,016
American International Group, Inc.	110	6,329
Aon PLC, Class A	44	15,189
Arch Capital Group Ltd. (a)	129	9,656
Arthur J Gallagher & Co.	58	12,735
Assurant, Inc.	35	4,400
Berkshire Hathaway, Inc., Class B (a)	189	64,449
Brown & Brown, Inc.	143	9,844
Chubb Ltd.	52	10,013
Everest Re Group Ltd.	22	7,521
Globe Life, Inc.	102	11,181
Hartford Financial Services Group, Inc.	143	10,299
Lincoln National Corp.	167	4,302
Loews Corp.	90	5,344
Marsh & McLennan Cos., Inc.	54	10,156
MetLife, Inc.	123	6,953
Progressive Corp.	121	16,017
Prudential Financial, Inc.	63	5,558
Travelers Cos., Inc.	71	12,330
W R Berkley Corp.	132	7,862

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Willis Towers Watson PLC	24	$5,652
		$253,231

Internet — 9.66%
Alphabet, Inc., Class A (a)	1,054	126,164
Alphabet, Inc., Class C (a)	920	111,292
Amazon.com, Inc. (a)	1,577	205,578
Booking Holdings, Inc. (a)	6	16,202
CDW Corp.	70	12,845
Expedia Group, Inc. (a)	48	5,251
F5, Inc. (a)	26	3,803
Gen Digital, Inc.	231	4,285
Meta Platforms, Inc., Class A (a)	393	112,783
Netflix, Inc. (a)	62	27,310
VeriSign, Inc. (a)	40	9,039
		$634,552

Iron & Steel — 0.41%
Nucor Corp.	97	15,906
Steel Dynamics, Inc.	102	11,111
		$27,017

Leisure Time — 0.09%
Royal Caribbean Cruises Ltd. (a)	55	5,706

Lodging — 0.60%
Hilton Worldwide Holdings, Inc.	44	6,404
Las Vegas Sands Corp. (a)	68	3,944
Marriott International, Inc., Class A	98	18,002
MGM Resorts International (a)	179	7,862
Wynn Resorts Ltd.	30	3,168
		$39,380

Machinery — Construction & Mining — 0.31%
Caterpillar, Inc.	82	20,176

Machinery — Diversified — 1.24%
Deere & Co.	64	25,932
Dover Corp.	59	8,711
IDEX Corp.	36	7,749
Ingersoll Rand, Inc.	70	4,575
Nordson Corp.	14	3,475
Otis Worldwide Corp.	74	6,587
Rockwell Automation, Inc.	30	9,884
Westinghouse Air Brake Technologies Corp.	95	10,419
Xylem, Inc.	36	4,054
		$81,386

Media — 1.00%
Charter Communications, Inc., Class A (a)	27	9,919
Comcast Corp., Class A	410	17,036
DISH Network Corp., Class A (a)	390	2,570
FactSet Research Systems, Inc.	19	7,612
Fox Corp., Class A	230	7,820
Fox Corp., Class B	146	4,656
News Corp., Class A	224	4,368
News Corp., Class B	205	4,043
Paramount Global, Class B	189	3,007

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Warner Bros Discovery, Inc. (a)	354	$4,439
		$65,470

Mining — 0.10%
Freeport-McMoRan, Inc.	163	6,520

Miscellaneous Manufacturers — 1.26%
3M Co.	128	12,812
A O Smith Corp.	48	3,493
Eaton Corp. PLC	48	9,653
General Electric Co.	180	19,773
Illinois Tool Works, Inc.	58	14,509
Parker-Hannifin Corp.	16	6,241
Teledyne Technologies, Inc. (a)	19	7,811
Textron, Inc.	123	8,318
		$82,610

Oil & Gas — 3.95%
APA Corp.	114	3,895
Chevron Corp.	270	42,485
ConocoPhillips	191	19,790
Coterra Energy, Inc.	319	8,071
Devon Energy Corp.	106	5,124
Diamondback Energy, Inc.	65	8,538
EOG Resources, Inc.	114	13,046
EQT Corp.	127	5,224
Exxon Mobil Corp.	730	78,292
Hess Corp.	37	5,030
Marathon Oil Corp.	316	7,274
Marathon Petroleum Corp.	137	15,974
Occidental Petroleum Corp.	96	5,645
Phillips 66	161	15,356
Pioneer Natural Resources Co.	55	11,395
Valero Energy Corp.	124	14,545
		$259,684

Oil & Gas Services — 0.18%
Halliburton Co.	160	5,278
Schlumberger NV	137	6,730
		$12,008

Packaging & Containers — 0.43%
Amcor PLC	1,095	10,928
Packaging Corp. of America	60	7,930
Sealed Air Corp.	147	5,880
Westrock Co.	128	3,721
		$28,459

Pharmaceuticals — 6.28%
AbbVie, Inc.	369	49,715
AmerisourceBergen Corp.	87	16,742
Becton Dickinson & Co.	58	15,313
Bristol-Myers Squibb Co.	356	22,766
Cardinal Health, Inc.	130	12,294
Cigna Group	64	17,959
CVS Health Corp.	147	10,162
Dexcom, Inc. (a)	83	10,666
Eli Lilly & Co.	140	65,657

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Henry Schein, Inc. (a)	62	$5,028
Johnson & Johnson	308	50,980
McKesson Corp.	51	21,793
Merck & Co., Inc.	533	61,503
Organon & Co.	163	3,392
Pfizer, Inc.	848	31,105
Viatris, Inc.	1,081	10,788
Zoetis, Inc.	39	6,716
		$412,579

Pipelines — 0.48%
Kinder Morgan, Inc.	649	11,176
ONEOK, Inc.	153	9,443
Targa Resources Corp.	60	4,566
Williams Cos., Inc.	193	6,297
		$31,482

Real Estate — 0.08%
CBRE Group, Inc., Class A (a)	65	5,246

REITs — 1.57%
AvalonBay Communities, Inc.	30	5,678
Boston Properties, Inc.	74	4,262
Camden Property Trust	37	4,028
Crown Castle, Inc.	41	4,672
Equinix, Inc.	17	13,327
Equity Residential	21	1,385
Extra Space Storage, Inc.	22	3,275
Federal Realty Investment Trust	10	968
Host Hotels & Resorts, Inc.	259	4,359
Iron Mountain, Inc.	131	7,443
Mid-America Apartment Communities, Inc.	28	4,252
Prologis, Inc.	69	8,461
Public Storage	22	6,421
Realty Income Corp.	102	6,099
Regency Centers Corp.	64	3,953
SBA Communications Corp.	14	3,245
Simon Property Group, Inc.	92	10,624
VICI Properties, Inc.	184	5,783
Weyerhaeuser Co.	156	5,228
		$103,463

Retail — 4.79%
Advance Auto Parts, Inc.	34	2,390
AutoZone, Inc. (a)	7	17,454
Bath & Body Works, Inc.	100	3,750
Best Buy Co., Inc.	56	4,589
CarMax, Inc. (a)	64	5,357
Chipotle Mexican Grill, Inc. (a)	6	12,834
Costco Wholesale Corp.	37	19,920
Darden Restaurants, Inc.	58	9,691
Dollar General Corp.	57	9,677
Dollar Tree, Inc. (a)	63	9,040
Genuine Parts Co.	83	14,046
Home Depot, Inc.	156	48,460
Lowe's Cos., Inc.	50	11,285
McDonald's Corp.	65	19,397
O'Reilly Automotive, Inc. (a)	22	21,017

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Ross Stores, Inc.	58	$6,504
Starbucks Corp.	115	11,392
TJX Cos., Inc.	127	10,768
Tractor Supply Co.	39	8,623
Ulta Beauty, Inc. (a)	27	12,706
Walmart, Inc.	314	49,354
Yum! Brands, Inc.	46	6,373
		$314,627

Semiconductors — 6.63%
Analog Devices, Inc.	79	15,390
Applied Materials, Inc.	136	19,657
Broadcom, Inc.	54	46,841
KLA Corp.	44	21,341
Lam Research Corp.	38	24,429
Microchip Technology, Inc.	190	17,022
Micron Technology, Inc.	112	7,068
Monolithic Power Systems, Inc.	15	8,103
NVIDIA Corp.	435	184,014
NXP Semiconductors NV	87	17,807
ON Semiconductor Corp. (a)	176	16,646
Qorvo, Inc. (a)	39	3,979
QUALCOMM, Inc.	165	19,642
Skyworks Solutions, Inc.	66	7,306
Texas Instruments, Inc.	146	26,283
		$435,528

Shipbuilding — 0.14%
Huntington Ingalls Industries, Inc.	39	8,876

Software — 9.21%
Activision Blizzard, Inc. (a)	92	7,756
Adobe, Inc. (a)	30	14,670
Akamai Technologies, Inc. (a)	52	4,673
ANSYS, Inc. (a)	25	8,257
Autodesk, Inc. (a)	22	4,501
Broadridge Financial Solutions, Inc.	31	5,134
Cadence Design Systems, Inc. (a)	55	12,899
Ceridian HCM Holding, Inc. (a)	47	3,148
Electronic Arts, Inc.	43	5,577
Fair Isaac Corp. (a)	5	4,046
Fiserv, Inc. (a)	112	14,129
Intuit, Inc.	20	9,164
Jack Henry & Associates, Inc.	20	3,347
Microsoft Corp.	1,315	447,810
MSCI, Inc.	18	8,447
Oracle Corp.	147	17,506
Paychex, Inc.	51	5,705
Paycom Software, Inc.	11	3,534
PTC, Inc. (a)	35	4,980
Roper Technologies, Inc.	15	7,212
Synopsys, Inc. (a)	29	12,627
		$605,122

Telecommunications — 1.77%
Arista Networks, Inc. (a)	56	9,075
AT&T, Inc.	690	11,006
Cisco Systems, Inc.	912	47,187

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Corning, Inc.	38	$1,332
Juniper Networks, Inc.	30	940
Motorola Solutions, Inc.	41	12,024
T-Mobile U.S., Inc. (a)	67	9,306
Verizon Communications, Inc.	680	25,289
		$116,159

Transportation — 1.70%
CH Robinson Worldwide, Inc.	82	7,737
CSX Corp.	485	16,538
Expeditors International of Washington, Inc.	103	12,476
FedEx Corp.	54	13,387
JB Hunt Transport Services, Inc.	42	7,603
Norfolk Southern Corp.	59	13,379
Old Dominion Freight Line, Inc.	24	8,874
Union Pacific Corp.	45	9,208
United Parcel Service, Inc., Class B	125	22,406
		$111,608

Water — 0.08%
American Water Works Co., Inc.	35	4,996
TOTAL COMMON STOCKS		$6,547,181
INVESTMENT COMPANIES — 0.31%	Shares Held	Value

Money Market Fund — 0.31%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (b)	20,378	$20,378
TOTAL INVESTMENT COMPANIES		$20,378
Total Investments		$6,567,559
Other Assets and Liabilities — 0.06%		3,917
Total Net Assets — 100.00%		$6,571,476

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	25.01%
Consumer, Non-cyclical	19.76%
Communications	12.81%
Financial	12.58%
Consumer, Cyclical	10.86%
Industrial	9.59%
Energy	4.71%
Basic Materials	2.33%
Utilities	1.98%
Money Market Fund	0.31%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.	125

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	June 30, 2023

COMMON STOCKS — 99.70%		Shares Held	Value
Auto Manufacturers — 3.25%
Tesla, Inc. (a)		181,578	$47,531,673
Banks — 5.24%
Bank of America Corp.		1,003,513	28,790,788
JPMorgan Chase & Co.		213,284	31,020,025
Wells Fargo & Co.		397,381	16,960,221
			$76,771,034

Beverages — 3.04%
Coca-Cola Co.		467,993	28,182,539
PepsiCo, Inc.		88,388	16,371,225
			$44,553,764

Chemicals — 1.17%
Linde PLC		44,753	17,054,473
Computers — 11.00%
Accenture PLC, Class A		156,898	48,415,585
Apple, Inc.		580,596	112,618,206
			$161,033,791

Diversified Financial Services — 6.11%
Mastercard, Inc., Class A		115,539	45,441,489
Visa, Inc., Class A		185,240	43,990,795
			$89,432,284

Electric — 1.05%
NextEra Energy, Inc.		207,471	15,394,348
Healthcare — Products — 6.68%
Abbott Laboratories		268,448	29,266,201
Danaher Corp.		171,497	41,159,280
Thermo Fisher Scientific, Inc.		52,433	27,356,918
			$97,782,399

Healthcare — Services — 2.94%
UnitedHealth Group, Inc.		89,613	43,071,592
Household Products — 1.99%
Procter & Gamble Co.		192,061	29,143,336
Insurance — 1.18%
Berkshire Hathaway, Inc., Class B (a)		50,528	17,230,048
Internet — 8.61%
Alphabet, Inc., Class A (a)		411,309	49,233,687
Amazon.com, Inc. (a)		280,244	36,532,608
Meta Platforms, Inc., Class A (a)		140,486	40,316,672
			$126,082,967

Media — 2.24%
Comcast Corp., Class A		434,234	18,042,423
Walt Disney Co. (a)		164,590	14,694,595
			$32,737,018

Oil & Gas — 4.64%
Chevron Corp.		177,241	27,888,871
Exxon Mobil Corp.		373,728	40,082,328
			$67,971,199

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals — 9.89%
AbbVie, Inc.		184,563	$24,866,173
Eli Lilly & Co.		42,538	19,949,471
Johnson & Johnson		183,830	30,427,542
Merck & Co., Inc.		259,816	29,980,168
Pfizer, Inc.		1,078,238	39,549,770
			$144,773,124

Retail — 7.57%
Costco Wholesale Corp.		85,626	46,099,326
Home Depot, Inc.		99,903	31,033,868
McDonald's Corp.		56,115	16,745,277
Walmart, Inc.		108,006	16,976,383
			$110,854,854

Semiconductors — 8.08%
Broadcom, Inc.		47,361	41,082,352
NVIDIA Corp.		110,285	46,652,761
Texas Instruments, Inc.		169,331	30,482,967
			$118,218,080

Software — 12.77%
Adobe, Inc. (a)		114,797	56,134,585
Microsoft Corp.		290,590	98,957,519
Salesforce, Inc. (a)		150,605	31,816,812
			$186,908,916

Telecommunications — 2.25%
Cisco Systems, Inc.		635,925	32,902,760
TOTAL COMMON STOCKS			$1,459,447,660
INVESTMENT COMPANIES — 0.26%		Shares Held	Value
Money Market Fund — 0.26%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (b)		3,831,620	$3,831,620
TOTAL INVESTMENT COMPANIES			$3,831,620
Total Investments			$1,463,279,280
Other Assets and Liabilities — 0.04%			574,241
Total Net Assets — 100.00%			$1,463,853,521

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	31.84%
Consumer, Non-cyclical	24.55%
Communications	13.10%
Financial	12.53%
Consumer, Cyclical	10.82%
Energy	4.64%
Basic Materials	1.17%
Utilities	1.05%
Money Market Fund	0.26%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.	127

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS — 99.58%	Shares Held	Value

Aerospace & Defense — 1.22%
AAR Corp. (a)	265	$15,306
Aerojet Rocketdyne Holdings, Inc. (a)	261	14,321
Barnes Group, Inc.	229	9,661
Moog, Inc., Class A	195	21,144
National Presto Industries, Inc.	69	5,051
Triumph Group, Inc. (a)	464	5,740
		$71,223

Agriculture — 0.56%
Andersons, Inc.	274	12,645
Fresh Del Monte Produce, Inc.	387	9,950
Universal Corp.	35	1,748
Vector Group Ltd.	669	8,570
		$32,913

Airlines — 0.20%
SkyWest, Inc. (a)	287	11,687

Apparel — 1.19%
Kontoor Brands, Inc.	482	20,292
Oxford Industries, Inc.	175	17,224
Steven Madden Ltd.	762	24,910
Urban Outfitters, Inc. (a)	226	7,487
		$69,913

Auto Manufacturers — 0.30%
Wabash National Corp.	674	17,281

Auto Parts & Equipment — 1.26%
American Axle & Manufacturing Holdings, Inc. (a)	1,318	10,900
Dorman Products, Inc. (a)	116	9,144
Methode Electronics, Inc.	472	15,821
Standard Motor Products, Inc.	405	15,196
Titan International, Inc. (a)	795	9,127
XPEL, Inc. (a)	163	13,728
		$73,916

Banks — 8.80%
Ameris Bancorp	633	21,655
Atlantic Union Bankshares Corp.	540	14,013
BancFirst Corp.	88	8,096
Bancorp, Inc. (a)	201	6,563
BankUnited, Inc.	301	6,487
Banner Corp.	410	17,905
Central Pacific Financial Corp.	520	8,169
City Holding Co.	137	12,329
Community Bank System, Inc.	202	9,470
Customers Bancorp, Inc. (a)	458	13,859
CVB Financial Corp.	825	10,956
Dime Community Bancshares, Inc.	390	6,876
Eagle Bancorp, Inc.	348	7,364
FB Financial Corp.	386	10,827
First BanCorp	1,443	17,634
First BanCorp	375	11,156
First Commonwealth Financial Corp.	1,016	12,852
First Financial Bancorp	705	14,410
First Hawaiian, Inc.	534	9,617
Hanmi Financial Corp.	519	7,749

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Heritage Financial Corp.	678	$10,963
Hilltop Holdings, Inc.	453	14,251
HomeStreet, Inc.	230	1,362
Hope Bancorp, Inc.	1,231	10,365
Independent Bank Corp.	305	13,576
Independent Bank Group, Inc.	312	10,773
Lakeland Financial Corp.	122	5,919
National Bank Holdings Corp., Class A	231	6,708
NBT Bancorp, Inc.	573	18,250
OFG Bancorp	489	12,753
Park National Corp.	67	6,855
Pathward Financial, Inc.	116	5,378
Preferred Bank	191	10,503
Renasant Corp.	694	18,134
S&T Bancorp, Inc.	560	15,226
Seacoast Banking Corp. of Florida	269	5,945
ServisFirst Bancshares, Inc.	142	5,811
Simmons First National Corp., Class A	570	9,833
Southside Bancshares, Inc.	343	8,973
Stellar Bancorp, Inc.	254	5,814
Tompkins Financial Corp.	237	13,201
Triumph Financial, Inc. (a)	96	5,829
TrustCo Bank Corp. NY	316	9,041
Trustmark Corp.	562	11,870
United Community Banks, Inc.	759	18,967
Veritex Holdings, Inc.	525	9,413
Walker & Dunlop, Inc.	203	16,055
Westamerica BanCorp	148	5,668
		$515,423

Beverages — 0.45%
MGP Ingredients, Inc.	142	15,092
National Beverage Corp. (a)	230	11,120
		$26,212

Biotechnology — 1.24%
ANI Pharmaceuticals, Inc. (a)	108	5,814
Certara, Inc. (a)	322	5,864
Dynavax Technologies Corp. (a)	1,079	13,941
Innoviva, Inc. (a)	913	11,622
iTeos Therapeutics, Inc. (a)	307	4,065
Ligand Pharmaceuticals, Inc. (a)	72	5,191
NeoGenomics, Inc. (a)	412	6,621
Vir Biotechnology, Inc. (a)	576	14,129
Xencor, Inc. (a)	218	5,443
		$72,690

Chemicals — 2.68%
AdvanSix, Inc.	322	11,264
American Vanguard Corp.	640	11,437
Balchem Corp.	110	14,829
Hawkins, Inc.	136	6,486
HB Fuller Co.	190	13,587
Innospec, Inc.	176	17,677
Koppers Holdings, Inc.	322	10,980
Livent Corp. (a)	467	12,810
Mativ Holdings, Inc.	523	7,908
Minerals Technologies, Inc.	163	9,403

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Quaker Chemical Corp.	83	$16,177
Rogers Corp. (a)	54	8,744
Stepan Co.	163	15,576
		$156,878

Coal — 0.84%
CONSOL Energy, Inc.	361	24,480
SunCoke Energy, Inc.	1,245	9,798
Warrior Met Coal, Inc.	376	14,645
		$48,923

Commercial Services — 5.58%
Aaron's Co., Inc.	445	6,292
ABM Industries, Inc.	660	28,149
Adtalem Global Education, Inc. (a)	380	13,049
Alarm.com Holdings, Inc. (a)	198	10,233
AMN Healthcare Services, Inc. (a)	242	26,407
CoreCivic, Inc. (a)	1,157	10,887
CorVel Corp. (a)	43	8,320
Cross Country Healthcare, Inc. (a)	604	16,960
Deluxe Corp.	316	5,524
EVERTEC, Inc.	518	19,078
Forrester Research, Inc. (a)	106	3,084
GEO Group, Inc. (a)	1,904	13,633
Green Dot Corp., Class A (a)	563	10,551
Healthcare Services Group, Inc. (a)	368	5,494
Heidrick & Struggles International, Inc.	288	7,623
Kelly Services, Inc., Class A	85	1,497
Korn Ferry	375	18,577
Matthews International Corp., Class A	191	8,140
Medifast, Inc.	109	10,045
Mister Car Wash, Inc. (a)	472	4,555
Monro, Inc.	292	11,864
Payoneer Global, Inc. (a)	865	4,161
Perdoceo Education Corp. (a)	874	10,724
PROG Holdings, Inc. (a)	472	15,161
Resources Connection, Inc.	722	11,343
Strategic Education, Inc.	102	6,920
Stride, Inc. (a)	479	17,833
TrueBlue, Inc. (a)	347	6,145
Upbound Group, Inc.	466	14,507
		$326,756

Computers — 0.98%
Corsair Gaming, Inc. (a)	250	4,435
Insight Enterprises, Inc. (a)	266	38,926
NetScout Systems, Inc. (a)	77	2,383
OneSpan, Inc. (a)	238	3,532
TTEC Holdings, Inc.	244	8,257
		$57,533

Construction Materials — 2.91%
AAON, Inc.	224	21,237
American Woodmark Corp. (a)	285	21,766
Apogee Enterprises, Inc.	282	13,387
Boise Cascade Co.	298	26,924
Gibraltar Industries, Inc. (a)	421	26,489
Griffon Corp.	188	7,576

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Masterbrand, Inc. (a)	1,382	$16,073
PGT Innovations, Inc. (a)	769	22,416
SPX Technologies, Inc. (a)	173	14,700
		$170,568

Distribution/Wholesale — 0.68%
G-III Apparel Group Ltd. (a)	330	6,359
Resideo Technologies, Inc. (a)	910	16,071
ScanSource, Inc. (a)	361	10,671
Veritiv Corp.	54	6,783
		$39,884

Diversified Financial Services — 2.97%
Avantax, Inc. (a)	257	5,752
Bread Financial Holdings, Inc.	221	6,937
Brightsphere Investment Group, Inc.	462	9,679
Encore Capital Group, Inc. (a)	160	7,779
Enova International, Inc. (a)	274	14,555
EZCORP, Inc., Class A (a)	1,551	12,997
LendingTree, Inc. (a)	160	3,538
Mr Cooper Group, Inc. (a)	500	25,320
Piper Sandler Cos.,	64	8,273
PRA Group, Inc. (a)	197	4,501
Radian Group, Inc.	1,478	37,364
StoneX Group, Inc. (a)	198	16,450
Virtus Investment Partners, Inc.	35	6,911
WisdomTree, Inc.	985	6,757
World Acceptance Corp. (a)	55	7,371
		$174,184

Electric — 0.91%
Avista Corp.	280	10,996
Otter Tail Corp.	412	32,531
Unitil Corp.	192	9,736
		$53,263

Electrical Components & Equipment — 0.75%
Encore Wire Corp.	157	29,191
Insteel Industries, Inc.	303	9,429
Powell Industries, Inc.	90	5,453
		$44,073

Electronics — 3.31%
Advanced Energy Industries, Inc.	236	26,302
Badger Meter, Inc.	188	27,741
Benchmark Electronics, Inc.	670	17,306
Brady Corp., Class A	338	16,079
Comtech Telecommunications Corp.	299	2,733
CTS Corp.	286	12,192
Itron, Inc. (a)	142	10,238
OSI Systems, Inc. (a)	137	16,143
Plexus Corp. (a)	196	19,255
Sanmina Corp. (a)	551	33,209
TTM Technologies, Inc. (a)	907	12,607
		$193,805

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Energy — Alternate Sources — 0.32%
FutureFuel Corp.	1,007	$8,912
REX American Resources Corp. (a)	280	9,747
		$18,659

Engineering & Construction — 2.35%
Arcosa, Inc.	322	24,398
Comfort Systems USA, Inc.	301	49,424
Dycom Industries, Inc. (a)	83	9,433
Frontdoor, Inc. (a)	520	16,588
Granite Construction, Inc.	208	8,274
MYR Group, Inc. (a)	174	24,071
NV5 Global, Inc. (a)	51	5,650
		$137,838

Entertainment — 0.32%
Golden Entertainment, Inc. (a)	130	5,434
Monarch Casino & Resort, Inc.	85	5,988
Six Flags Entertainment Corp. (a)	292	7,586
		$19,008

Food — 2.13%
Cal-Maine Foods, Inc.	392	17,640
Calavo Growers, Inc.	310	8,996
Chefs' Warehouse, Inc. (a)	197	7,045
Hostess Brands, Inc. (a)	875	22,155
J & J Snack Foods Corp.	65	10,293
John B Sanfilippo & Son, Inc.	119	13,955
Seneca Foods Corp., Class A (a)	102	3,333
Simply Good Foods Co. (a)	306	11,197
SpartanNash Co.	276	6,213
Tootsie Roll Industries, Inc.	228	8,074
TreeHouse Foods, Inc. (a)	208	10,479
United Natural Foods, Inc. (a)	268	5,239
		$124,619

Forest Products & Paper — 0.43%
Mercer International, Inc.	934	7,537
Sylvamo Corp.	432	17,475
		$25,012

Gas — 0.37%
Chesapeake Utilities Corp.	73	8,687
Northwest Natural Holding Co.	301	12,958
		$21,645

Hand/Machine Tools — 0.74%
Enerpac Tool Group Corp.	294	7,938
Franklin Electric Co., Inc.	249	25,622
Kennametal, Inc.	353	10,022
		$43,582

Healthcare — Products — 1.66%
Avanos Medical, Inc. (a)	435	11,119
BioLife Solutions, Inc. (a)	202	4,464
Embecta Corp.	226	4,882
Glaukos Corp. (a)	50	3,560
Integer Holdings Corp. (a)	100	8,861

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
LeMaitre Vascular, Inc.	215	$14,465
Merit Medical Systems, Inc. (a)	347	29,023
NuVasive, Inc. (a)	236	9,815
OraSure Technologies, Inc. (a)	651	3,262
Varex Imaging Corp. (a)	96	2,263
Zynex, Inc. (a)	598	5,735
		$97,449

Healthcare — Services — 1.74%
Addus HomeCare Corp. (a)	135	12,515
Agiliti, Inc. (a)	248	4,092
Community Health Systems, Inc. (a)	1,013	4,457
Enhabit, Inc. (a)	661	7,602
Ensign Group, Inc.	181	17,278
Fulgent Genetics, Inc. (a)	151	5,592
Pediatrix Medical Group, Inc. (a)	405	5,755
RadNet, Inc. (a)	218	7,111
Select Medical Holdings Corp.	670	21,346
U.S. Physical Therapy, Inc.	131	15,902
		$101,650

Home Builders — 5.06%
Cavco Industries, Inc. (a)	79	23,305
Century Communities, Inc.	210	16,090
Green Brick Partners, Inc. (a)	430	24,424
Installed Building Products, Inc.	220	30,835
LCI Industries	235	29,695
LGI Homes, Inc. (a)	128	17,266
M/I Homes, Inc. (a)	346	30,168
MDC Holdings, Inc.	452	21,140
Meritage Homes Corp.	321	45,669
Tri Pointe Homes, Inc. (a)	1,061	34,864
Winnebago Industries, Inc.	347	23,141
		$296,597

Home Furnishings — 0.44%
Ethan Allen Interiors, Inc.	523	14,790
iRobot Corp. (a)	38	1,719
Sleep Number Corp. (a)	164	4,474
Xperi, Inc. (a)	364	4,787
		$25,770

Household Products — 0.97%
Edgewell Personal Care Co.	224	9,254
elf Beauty, Inc. (a)	267	30,499
Inter Parfums, Inc.	127	17,174
		$56,927

Household Products/Wares — 1.00%
Central Garden & Pet Co. (a)	228	8,840
Central Garden & Pet Co., Class A (a)	373	13,600
Quanex Building Products Corp.	643	17,264
WD-40 Co.	100	18,865
		$58,569

Insurance — 2.70%
Ambac Financial Group, Inc. (a)	707	10,068

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
American Equity Investment Life Holding Co.	438	$22,824
AMERISAFE, Inc.	132	7,038
Assured Guaranty Ltd.	59	3,292
Employers Holdings, Inc.	163	6,098
Genworth Financial, Inc., Class A (a)	3,844	19,220
Horace Mann Educators Corp.	56	1,661
James River Group Holdings Ltd.	526	9,605
Mercury General Corp.	168	5,085
NMI Holdings, Inc., Class A (a)	1,014	26,181
Palomar Holdings, Inc. (a)	200	11,608
ProAssurance Corp. (a)	89	1,343
Safety Insurance Group, Inc.	23	1,650
SiriusPoint Ltd. (a)	1,226	11,071
Stewart Information Services Corp.	269	11,067
United Fire Group, Inc.	155	3,512
Universal Insurance Holdings, Inc.	463	7,144
		$158,467

Internet — 1.22%
Cars.com, Inc. (a)	280	5,550
Cogent Communications Holdings, Inc.	173	11,641
ePlus, Inc. (a)	274	15,426
HealthStream, Inc.	356	8,743
Liquidity Services, Inc. (a)	326	5,379
Perficient, Inc. (a)	140	11,666
QuinStreet, Inc. (a)	289	2,552
Shutterstock, Inc.	83	4,040
TechTarget, Inc. (a)	125	3,891
Yelp, Inc. (a)	77	2,804
		$71,692

Iron & Steel — 0.54%
ATI, Inc. (a)	322	14,242
Carpenter Technology Corp.	165	9,261
Haynes International, Inc.	164	8,335
		$31,838

Leisure Time — 0.15%
Vista Outdoor, Inc. (a)	311	8,605

Lodging — 0.15%
Marcus Corp.	591	8,765

Machinery — Construction & Mining — 0.09%
Astec Industries, Inc.	119	5,407

Machinery — Diversified — 1.92%
Alamo Group, Inc.	84	15,448
Albany International Corp., Class A	124	11,567
Applied Industrial Technologies, Inc.	220	31,863
CIRCOR International, Inc. (a)	137	7,734
DXP Enterprises, Inc. (a)	353	12,853
Ichor Holdings Ltd. (a)	314	11,775
Lindsay Corp.	54	6,444
Tennant Co.	185	15,005
		$112,689

Media — 0.53%
AMC Networks, Inc., Class A (a)	282	3,370

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
EW Scripps Co., Class A (a)	928	$8,491
Scholastic Corp.	319	12,406
Thryv Holdings, Inc. (a)	282	6,937
		$31,204

Metal Fabrication & Hardware — 1.51%
AZZ, Inc.	253	10,995
Mueller Industries, Inc.	504	43,989
Olympic Steel, Inc.	168	8,232
Standex International Corp.	110	15,562
TimkenSteel Corp. (a)	274	5,910
Tredegar Corp.	586	3,909
		$88,597

Mining — 0.15%
Arconic Corp. (a)	303	8,963

Miscellaneous Manufacturers — 2.48%
EnPro Industries, Inc.	24	3,205
ESCO Technologies, Inc.	191	19,793
Fabrinet (a)	223	28,963
Federal Signal Corp.	402	25,740
Hillenbrand, Inc.	257	13,179
John Bean Technologies Corp.	207	25,109
Materion Corp.	129	14,732
Myers Industries, Inc.	657	12,766
Sturm Ruger & Co., Inc.	29	1,536
		$145,023

Office & Business Equipment — 0.15%
Pitney Bowes, Inc.	2,493	8,825

Office Furnishings — 0.30%
HNI Corp.	449	12,653
Interface, Inc.	567	4,984
		$17,637

Oil & Gas — 2.35%
Callon Petroleum Co. (a)	398	13,958
Civitas Resources, Inc.	292	20,256
Comstock Resources, Inc.	938	10,881
CVR Energy, Inc.	475	14,231
Nabors Industries Ltd. (a)	50	4,651
Northern Oil & Gas, Inc.	491	16,851
Par Pacific Holdings, Inc. (a)	643	17,110
Patterson-UTI Energy, Inc.	733	8,774
SM Energy Co.	366	11,577
Talos Energy, Inc. (a)	1,029	14,272
Vital Energy, Inc. (a)	117	5,283
		$137,844

Oil & Gas Services — 1.20%
Archrock, Inc.	570	5,842
Bristow Group, Inc. (a)	214	6,148
DMC Global, Inc. (a)	393	6,980
Dril-Quip, Inc. (a)	175	4,072
Helix Energy Solutions Group, Inc. (a)	683	5,041
NexTier Oilfield Solutions, Inc. (a)	786	7,027

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
NOW, Inc. (a)	1,031	$10,681
Oceaneering International, Inc. (a)	371	6,938
Oil States International, Inc. (a)	517	3,862
RPC, Inc.	1,126	8,051
U.S. Silica Holdings, Inc. (a)	457	5,543
		$70,185

Packaging & Containers — 0.62%
Clearwater Paper Corp. (a)	262	8,206
O-I Glass, Inc. (a)	1,324	28,241
		$36,447

Pharmaceuticals — 1.94%
AdaptHealth Corp. (a)	358	4,357
Amphastar Pharmaceuticals, Inc. (a)	193	11,092
Anika Therapeutics, Inc. (a)	133	3,455
Catalyst Pharmaceuticals, Inc. (a)	710	9,543
Collegium Pharmaceutical, Inc. (a)	188	4,040
Corcept Therapeutics, Inc. (a)	304	6,764
Eagle Pharmaceuticals, Inc. (a)	153	2,974
Harmony Biosciences Holdings, Inc. (a)	123	4,328
Ironwood Pharmaceuticals, Inc. (a)	1,285	13,673
Owens & Minor, Inc. (a)	431	8,206
Pacira BioSciences, Inc. (a)	52	2,084
Phibro Animal Health Corp., Class A	544	7,453
Prestige Consumer Healthcare, Inc. (a)	324	19,255
Supernus Pharmaceuticals, Inc. (a)	248	7,455
uniQure NV (a)	226	2,590
USANA Health Sciences, Inc. (a)	103	6,493
		$113,762

Real Estate — 0.42%
Alexander & Baldwin, Inc. (a)	100	1,858
Cushman & Wakefield PLC (a)	668	5,464
Douglas Elliman, Inc. (a)	1,378	3,058
Kennedy-Wilson Holdings, Inc.	134	2,188
Marcus & Millichap, Inc.	49	1,544
RE/MAX Holdings, Inc., Class A	433	8,340
St. Joe Co.	47	2,272
		$24,724

REITs — 5.33%
Acadia Realty Trust	133	1,914
American Assets Trust, Inc.	89	1,709
Apollo Commercial Real Estate Finance, Inc.	1,172	13,267
Armada Hoffler Properties, Inc.	939	10,967
ARMOUR Residential REIT, Inc.	1,193	6,359
Brandywine Realty Trust	1,159	5,389
CareTrust REIT, Inc.	461	9,155
Centerspace	27	1,657
Chatham Lodging Trust	131	1,226
Community Healthcare Trust, Inc.	171	5,646
DiamondRock Hospitality Co.	1,136	9,099
Easterly Government Properties, Inc.	514	7,453
Ellington Financial, Inc.	125	1,725
Elme Communities	131	2,154
Essential Properties Realty Trust, Inc.	921	21,680
Four Corners Property Trust, Inc.	621	15,773

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Franklin BSP Realty Trust, Inc.	554	$7,845
Getty Realty Corp.	377	12,750
Global Net Lease, Inc.	583	5,993
Hudson Pacific Properties, Inc.	863	3,642
Innovative Industrial Properties, Inc.	87	6,352
JBG SMITH Properties	130	1,955
KKR Real Estate Finance Trust, Inc.	127	1,546
LTC Properties, Inc.	377	12,449
LXP Industrial Trust	271	2,642
NexPoint Residential Trust, Inc.	45	2,047
Office Properties Income Trust	402	3,095
Orion Office REIT, Inc.	201	1,329
PennyMac Mortgage Investment Trust	139	1,874
Ready Capital Corp.	1,167	13,164
Redwood Trust, Inc.	205	1,306
Retail Opportunity Investments Corp.	592	7,998
RPT Realty	719	7,514
Safehold, Inc.	140	3,322
Saul Centers, Inc.	132	4,862
Service Properties Trust	1,335	11,601
SITE Centers Corp.	191	2,525
Summit Hotel Properties, Inc.	750	4,882
Sunstone Hotel Investors, Inc.	241	2,439
Tanger Factory Outlet Centers, Inc.	473	10,439
Two Harbors Investment Corp.	962	13,353
Uniti Group, Inc.	1,504	6,948
Universal Health Realty Income Trust	194	9,231
Urban Edge Properties	143	2,206
Urstadt Biddle Properties, Inc., Class A	513	10,906
Veris Residential, Inc. (a)	485	7,784
Whitestone REIT	537	5,209
Xenia Hotels & Resorts, Inc.	657	8,088
		$312,469

Retail — 8.46%
Abercrombie & Fitch Co., Class A (a)	213	8,026
Academy Sports & Outdoors, Inc.	589	31,835
America's Car-Mart, Inc. (a)	111	11,076
American Eagle Outfitters, Inc.	609	7,186
Asbury Automotive Group, Inc. (a)	173	41,593
BJ's Restaurants, Inc. (a)	147	4,675
Bloomin' Brands, Inc.	703	18,904
Boot Barn Holdings, Inc. (a)	93	7,876
Brinker International, Inc. (a)	347	12,700
Buckle, Inc.	320	11,072
Caleres, Inc.	443	10,601
Cheesecake Factory, Inc.	179	6,190
Chico's FAS, Inc. (a)	1,703	9,111
Children's Place, Inc. (a)	120	2,785
Chuy's Holdings, Inc. (a)	160	6,531
Cracker Barrel Old Country Store, Inc.	93	8,666
Dave & Buster's Entertainment, Inc. (a)	336	14,972
Designer Brands, Inc., Class A	513	5,181
Dine Brands Global, Inc.	181	10,503
El Pollo Loco Holdings, Inc.	429	3,762
Genesco, Inc. (a)	224	5,609
GMS, Inc. (a)	450	31,140
Group 1 Automotive, Inc.	128	33,037

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Guess?, Inc.	330	$6,419
Haverty Furniture Cos., Inc.	411	12,420
Hibbett, Inc.	228	8,274
Jack in the Box, Inc.	84	8,193
La-Z-Boy, Inc.	568	16,268
Leslie's, Inc. (a)	534	5,014
MarineMax, Inc. (a)	311	10,624
Movado Group, Inc.	159	4,266
Nu Skin Enterprises, Inc., Class A	55	1,826
ODP Corp. (a)	342	16,012
Patrick Industries, Inc.	295	23,600
PC Connection, Inc.	190	8,569
PriceSmart, Inc.	219	16,219
Sally Beauty Holdings, Inc. (a)	838	10,349
Shoe Carnival, Inc.	323	7,584
Signet Jewelers Ltd.	135	8,810
Sonic Automotive, Inc., Class A	191	9,105
World Kinect Corp.	753	15,572
Zumiez, Inc. (a)	233	3,882
		$496,037

Savings & Loans — 2.26%
Axos Financial, Inc. (a)	375	14,790
Banc of California, Inc.	818	9,472
Berkshire Hills Bancorp, Inc.	492	10,199
Brookline Bancorp, Inc.	1,070	9,352
Capitol Federal Financial, Inc.	213	1,314
Northfield Bancorp, Inc.	1,089	11,957
Northwest Bancshares, Inc.	1,081	11,459
Pacific Premier Bancorp, Inc.	707	14,621
Provident Financial Services, Inc.	699	11,422
Washington Federal, Inc.	767	20,341
WSFS Financial Corp.	470	17,728
		$132,655

Semiconductors — 3.03%
Alpha & Omega Semiconductor Ltd. (a)	180	5,904
Axcelis Technologies, Inc. (a)	168	30,799
Cohu, Inc. (a)	227	9,434
Diodes, Inc. (a)	240	22,198
Kulicke & Soffa Industries, Inc.	334	19,856
MaxLinear, Inc. (a)	209	6,596
Onto Innovation, Inc. (a)	125	14,559
Photronics, Inc. (a)	616	15,887
Rambus, Inc. (a)	364	23,358
Semtech Corp. (a)	435	11,075
SMART Global Holdings, Inc. (a)	317	9,196
Veeco Instruments, Inc. (a)	346	8,885
		$177,747

Software — 3.17%
Adeia, Inc.	1,781	19,609
Agilysys, Inc. (a)	74	5,079
Avid Technology, Inc. (a)	153	3,901
Computer Programs & Systems, Inc. (a)	311	7,679
Consensus Cloud Solutions, Inc. (a)	146	4,526
CSG Systems International, Inc.	147	7,753
Digi International, Inc. (a)	371	14,614

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Digital Turbine, Inc. (a)	484	$4,491
Donnelley Financial Solutions, Inc. (a)	262	11,929
DoubleVerify Holdings, Inc. (a)	484	18,837
Ebix, Inc.	575	14,490
NextGen Healthcare, Inc. (a)	349	5,661
PDF Solutions, Inc. (a)	128	5,773
Progress Software Corp.	305	17,720
Simulations Plus, Inc.	93	4,030
SPS Commerce, Inc. (a)	117	22,471
Veradigm, Inc. (a)	476	5,998
Verra Mobility Corp. (a)	563	11,102
		$185,663

Telecommunications — 1.03%
A10 Networks, Inc.	104	1,517
ATN International, Inc.	98	3,587
Clearfield, Inc. (a)	84	3,977
Extreme Networks, Inc. (a)	410	10,680
Harmonic, Inc. (a)	418	6,759
InterDigital, Inc.	183	17,669
Lumen Technologies, Inc. (a)	3,203	7,239
NETGEAR, Inc. (a)	75	1,062
Shenandoah Telecommunications Co.	255	4,955
Viavi Solutions, Inc. (a)	233	2,640
		$60,085

Textiles — 0.16%
UniFirst Corp.	60	9,301

Transportation — 2.29%
ArcBest Corp.	162	16,006
Dorian LPG Ltd.	205	5,258
Forward Air Corp.	188	19,949
Heartland Express, Inc.	958	15,721
Hub Group, Inc., Class A (a)	336	26,987
Marten Transport Ltd.	584	12,556
Matson, Inc.	253	19,666
RXO, Inc. (a)	808	18,317
		$134,460

Water — 1.07%
American States Water Co.	243	21,141
California Water Service Group	365	18,845
Middlesex Water Co.	96	7,743
SJW Group	209	14,653
		$62,382
TOTAL COMMON STOCKS		$5,835,923

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	June 30, 2023

INVESTMENT COMPANIES — 0.34%	Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (b)	19,884	$19,884
TOTAL INVESTMENT COMPANIES		$19,884
Total Investments		$5,855,807
Other Assets and Liabilities — 0.08%		4,668
Total Net Assets — 100.00%		$5,860,475

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	22.49%
Industrial	20.47%
Consumer, Cyclical	18.41%
Consumer, Non-cyclical	17.26%
Technology	7.33%
Energy	4.70%
Basic Materials	3.80%
Communications	2.78%
Utilities	2.34%
Money Market Fund	0.34%
Other Assets and Liabilities	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes.	140

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS — 99.63%		Shares Held	Value

Advertising — 0.03%
Stagwell, Inc. (a)		7,283	$52,510

Aerospace & Defense — 0.88%
Aerojet Rocketdyne Holdings, Inc. (a)		23,468	1,287,689
Barnes Group, Inc.		5,027	212,089
Moog, Inc., Class A		2,541	275,521
			$1,775,299

Agriculture — 0.07%
Fresh Del Monte Produce, Inc.		2,963	76,179
Turning Point Brands, Inc.		3,096	74,335
			$150,514

Apparel — 1.25%
Crocs, Inc. (a)		10,593	1,191,077
Ermenegildo Zegna NV		3,188	40,424
Kontoor Brands, Inc.		4,777	201,112
Oxford Industries, Inc.		1,782	175,384
Steven Madden Ltd.		8,842	289,045
Urban Outfitters, Inc. (a)		18,559	614,860
			$2,511,902

Auto Manufacturers — 0.17%
Wabash National Corp.		13,172	337,730

Auto Parts & Equipment — 0.66%
Dorman Products, Inc. (a)		1,477	116,432
Fox Factory Holding Corp. (a)		2,115	229,499
Methode Electronics, Inc.		3,189	106,895
Shyft Group, Inc.		6,119	134,985
Standard Motor Products, Inc.		1,529	57,368
Visteon Corp. (a)		3,509	503,928
XPEL, Inc. (a)		2,069	174,251
			$1,323,358

Banks — 4.24%
1st Source Corp.		1,746	73,210
Amalgamated Financial Corp.		5,870	94,448
Ameris Bancorp		12,707	434,707
Associated Banc-Corp.		62,508	1,014,505
Atlantic Union Bankshares Corp.		10,451	271,203
Bancorp, Inc. (a)		9,748	318,272
Bank of NT Butterfield & Son Ltd.		6,253	171,082
Cadence Bank		47,320	929,365
Central Pacific Financial Corp.		6,526	102,523
City Holding Co.		2,315	208,327
Enterprise Financial Services Corp.		5,232	204,571
First BanCorp		42,921	524,495
First BanCorp/Southern Pines NC		7,200	214,200
First Bancshares, Inc.		4,968	128,373
First Financial Bancorp		10,018	204,768
First Foundation, Inc.		12,524	49,720
Heartland Financial USA, Inc.		5,718	159,361
Hilltop Holdings, Inc.		11,984	377,017
International Bancshares Corp.		7,836	346,351
NBT Bancorp, Inc.		6,939	221,007
Pathward Financial, Inc.		8,176	379,039
Peoples Bancorp, Inc.		4,241	112,599

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Banks (continued)
Preferred Bank		2,964	$162,990
Premier Financial Corp.		4,879	78,162
Renasant Corp.		7,165	187,221
S&T Bancorp, Inc.		5,275	143,427
Tompkins Financial Corp.		1,293	72,020
Towne Bank		6,224	144,646
TriCo Bancshares		2,684	89,109
United Bankshares, Inc.		16,364	485,520
United Community Banks, Inc.		19,962	498,850
WesBanco, Inc.		5,226	133,838
			$8,534,926

Beverages — 0.52%
Coca-Cola Consolidated, Inc.		659	419,137
Duckhorn Portfolio, Inc. (a)		7,906	102,541
MGP Ingredients, Inc.		2,291	243,487
Primo Water Corp.		15,274	191,536
Vita Coco Co., Inc. (a)		3,139	84,345
			$1,041,046

Biotechnology — 3.49%
ACADIA Pharmaceuticals, Inc. (a)		28,590	684,731
ADMA Biologics, Inc. (a)		47,123	173,884
Amicus Therapeutics, Inc. (a)		46,025	578,074
Arcus Biosciences, Inc. (a)		19,073	387,373
Avid Bioservices, Inc. (a)		4,712	65,827
Bridgebio Pharma, Inc. (a)		6,187	106,416
Chinook Therapeutics, Inc. (a)		9,266	356,000
Cytek Biosciences, Inc. (a)		15,712	134,180
Dynavax Technologies Corp. (a)		29,066	375,533
Emergent BioSolutions, Inc. (a)		15,378	113,028
Halozyme Therapeutics, Inc. (a)		32,120	1,158,568
Innoviva, Inc. (a)		13,439	171,078
Intercept Pharmaceuticals, Inc. (a)		18,610	205,827
iTeos Therapeutics, Inc. (a)		6,327	83,769
Ligand Pharmaceuticals, Inc. (a)		2,382	171,742
Prothena Corp. PLC (a)		8,963	611,994
REGENXBIO, Inc. (a)		8,738	174,673
Rigel Pharmaceuticals, Inc. (a)		36,601	47,215
Syndax Pharmaceuticals, Inc. (a)		16,794	351,498
Veracyte, Inc. (a)		14,638	372,830
Vir Biotechnology, Inc. (a)		20,203	495,580
Xencor, Inc. (a)		8,264	206,352
			$7,026,172

Chemicals — 1.10%
AdvanSix, Inc.		3,592	125,648
American Vanguard Corp.		3,218	57,506
Balchem Corp.		2,740	369,379
Ingevity Corp. (a)		7,118	413,983
Innospec, Inc.		2,557	256,825
Intrepid Potash, Inc. (a)		5,538	125,657
Koppers Holdings, Inc.		2,574	87,773
Quaker Chemical Corp.		2,212	431,119
Tronox Holdings PLC		27,295	346,920
			$2,214,810

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Coal — 1.59%
Alpha Metallurgical Resources, Inc.		6,602	$1,085,105
Arch Resources, Inc.		5,385	607,213
CONSOL Energy, Inc.		9,234	626,157
Ramaco Resources, Inc., Class A		10,922	92,182
Ramaco Resources, Inc., Class B (a)		2,184	23,176
SunCoke Energy, Inc.		22,651	178,263
Warrior Met Coal, Inc.		15,124	589,080
			$3,201,176

Commercial Services — 7.34%
Adtalem Global Education, Inc. (a)		2,896	99,449
Alarm.com Holdings, Inc. (a)		4,969	256,798
AMN Healthcare Services, Inc. (a)		16,143	1,761,524
Barrett Business Services, Inc.		1,556	135,683
Brink's Co.		4,228	286,785
Carriage Services, Inc.		1,404	45,588
Cass Information Systems, Inc.		1,759	68,214
CBIZ, Inc. (a)		4,782	254,785
Chegg, Inc. (a)		34,099	302,799
CorVel Corp. (a)		1,394	269,739
CRA International, Inc.		1,799	183,498
Cross Country Healthcare, Inc. (a)		14,679	412,186
Ennis, Inc.		3,109	63,361
EVERTEC, Inc.		10,610	390,766
First Advantage Corp. (a)		7,634	117,640
GEO Group, Inc. (a)		62,211	445,431
Green Dot Corp., Class A (a)		9,683	181,459
Hackett Group, Inc.		5,200	116,220
Heidrick & Struggles International, Inc.		2,832	74,963
Herc Holdings, Inc.		9,068	1,240,956
Huron Consulting Group, Inc. (a)		2,985	253,456
I3 Verticals, Inc., Class A (a)		4,597	105,087
Insperity, Inc.		4,225	502,606
John Wiley & Sons, Inc., Class A		5,513	187,607
Kforce, Inc.		3,520	220,563
Korn Ferry		6,420	318,047
Matthews International Corp., Class A		3,117	132,847
Medifast, Inc.		3,794	349,655
Monro, Inc.		3,474	141,149
Payoneer Global, Inc. (a)		72,346	347,984
Perdoceo Education Corp. (a)		5,388	66,111
Progyny, Inc. (a)		16,974	667,757
R1 RCM, Inc. (a)		42,039	775,620
Repay Holdings Corp. (a)		29,522	231,157
Resources Connection, Inc.		5,319	83,562
SP Plus Corp. (a)		2,364	92,456
StoneCo Ltd., Class A (a)		140,404	1,788,747
Strategic Education, Inc.		1,431	97,079
Stride, Inc. (a)		5,696	212,062
Target Hospitality Corp. (a),(b)		9,297	124,766
Transcat, Inc. (a)		1,480	126,259
TriNet Group, Inc. (a)		8,133	772,391
V2X, Inc. (a)		1,767	87,573
ZipRecruiter, Inc., Class A (a)		21,903	388,997
			$14,781,382

Computers — 3.44%
ExlService Holdings, Inc. (a)		4,391	663,304

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Computers (continued)
Insight Enterprises, Inc. (a)		5,193	$759,943
Integral Ad Science Holding Corp. (a)		5,700	102,486
Maximus, Inc.		8,720	736,927
Mitek Systems, Inc. (a)		8,139	88,227
Parsons Corp. (a)		12,264	590,389
Qualys, Inc. (a)		6,557	846,968
Super Micro Computer, Inc. (a)		12,567	3,132,325
			$6,920,569

Construction Materials — 2.00%
AAON, Inc.		4,954	469,689
American Woodmark Corp. (a)		2,646	202,075
Apogee Enterprises, Inc.		2,579	122,425
Boise Cascade Co.		6,252	564,868
Gibraltar Industries, Inc. (a)		3,586	225,631
JELD-WEN Holding, Inc. (a)		11,682	204,902
Masonite International Corp. (a)		3,407	349,013
Modine Manufacturing Co. (a)		5,482	181,016
PGT Innovations, Inc. (a)		7,816	227,836
Summit Materials, Inc., Class A (a)		17,997	681,187
UFP Industries, Inc.		8,170	792,899
			$4,021,541

Distribution & Wholesale — 0.14%
Rush Enterprises, Inc., Class A		4,535	275,456

Distribution/Wholesale — 0.24%
G-III Apparel Group Ltd. (a)		8,491	163,622
ScanSource, Inc. (a)		2,953	87,291
Titan Machinery, Inc. (a)		7,961	234,849
			$485,762

Diversified Financial Services — 5.10%
AssetMark Financial Holdings, Inc. (a)		2,910	86,311
BGC Partners, Inc., Class A		45,103	199,806
Enact Holdings, Inc.		3,745	94,112
Enova International, Inc. (a)		7,236	384,376
EZCORP, Inc., Class A (a)		16,286	136,477
Federal Agricultural Mortgage Corp., Class C		2,090	300,417
Federated Hermes, Inc.		21,001	752,886
Focus Financial Partners, Inc., Class A (a)		23,759	1,247,585
Houlihan Lokey, Inc.		12,276	1,206,854
International Money Express, Inc. (a)		9,595	235,365
LendingTree, Inc. (a)		7,573	167,439
Moelis & Co., Class A		20,384	924,211
Nelnet, Inc., Class A		1,251	120,696
PennyMac Financial Services, Inc.		11,133	782,761
Perella Weinberg Partners		9,393	78,244
Piper Sandler Cos.,		3,362	434,572
PJT Partners, Inc., Class A		6,313	439,637
Radian Group, Inc.		41,440	1,047,603
StepStone Group, Inc., Class A		10,512	260,803
StoneX Group, Inc. (a)		3,542	294,269
Victory Capital Holdings, Inc., Class A		11,017	347,476
Virtus Investment Partners, Inc.		2,519	497,427
World Acceptance Corp. (a)		1,663	222,859
			$10,262,186

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Electric — 1.73%
ALLETE, Inc.	10,789	$625,438
Otter Tail Corp.	6,270	495,079
PNM Resources, Inc.	23,090	1,041,359
Portland General Electric Co.	25,224	1,181,240
Unitil Corp.	2,611	132,404
		$3,475,520

Electrical Components & Equipment — 1.14%
Belden, Inc.	5,773	552,188
Encore Wire Corp.	4,040	751,157
Energizer Holdings, Inc.	8,688	291,743
Insteel Industries, Inc.	2,660	82,779
Novanta, Inc. (a)	2,668	491,179
Powell Industries, Inc.	1,977	119,786
		$2,288,832

Electronics — 2.68%
Advanced Energy Industries, Inc.	4,076	454,270
Allied Motion Technologies, Inc.	1,652	65,981
Atkore, Inc. (a)	9,375	1,461,938
Badger Meter, Inc.	2,581	380,852
Benchmark Electronics, Inc.	5,484	141,652
Brady Corp., Class A	4,727	224,863
CTS Corp.	3,678	156,793
Knowles Corp. (a)	16,082	290,441
Mesa Laboratories, Inc.	1,065	136,853
Napco Security Technologies, Inc.	7,173	248,544
OSI Systems, Inc. (a)	2,107	248,268
Plexus Corp. (a)	3,495	343,349
Sanmina Corp. (a)	8,593	517,900
TTM Technologies, Inc. (a)	12,337	171,484
Vishay Intertechnology, Inc.	18,745	551,103
		$5,394,291

Energy — Alternate Sources — 0.06%
Montauk Renewables, Inc. (a)	10,525	78,306
REX American Resources Corp. (a)	1,169	40,693
		$118,999

Engineering & Construction — 1.93%
Arcosa, Inc.	4,212	319,143
Comfort Systems USA, Inc.	5,055	830,031
EMCOR Group, Inc.	6,232	1,151,549
Exponent, Inc.	3,916	365,441
Frontdoor, Inc. (a)	9,119	290,896
MYR Group, Inc. (a)	1,920	265,613
NV5 Global, Inc. (a)	2,750	304,617
Sterling Infrastructure, Inc. (a)	6,356	354,665
		$3,881,955

Entertainment — 0.26%
Liberty Media Corp.-Liberty Braves, Class C (a)	2,497	98,931
Monarch Casino & Resort, Inc.	1,278	90,035
RCI Hospitality Holdings, Inc.	1,114	84,653
Red Rock Resorts, Inc., Class A	5,131	240,028
		$513,647

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Environmental Control — 0.14%
Energy Recovery, Inc. (a)		6,226	$174,017
Heritage-Crystal Clean, Inc. (a)		3,012	113,823
			$287,840

Food — 1.10%
Hostess Brands, Inc. (a)		15,026	380,458
Lancaster Colony Corp.		2,685	539,927
Simply Good Foods Co. (a)		8,755	320,345
Sprouts Farmers Market, Inc. (a)		21,957	806,481
Tootsie Roll Industries, Inc.		1,978	70,041
Weis Markets, Inc.		1,420	91,178
			$2,208,430

Forest Products & Paper — 0.21%
Sylvamo Corp.		10,706	433,058

Gas — 0.34%
New Jersey Resources Corp.		14,688	693,274

Hand/Machine Tools — 0.37%
Franklin Electric Co., Inc.		3,282	337,718
Kennametal, Inc.		14,470	410,803
			$748,521

Healthcare — Products — 5.49%
Alphatec Holdings, Inc. (a)		15,843	284,857
Avanos Medical, Inc. (a)		4,427	113,154
CONMED Corp.		6,240	847,954
Embecta Corp.		10,689	230,882
Haemonetics Corp. (a)		6,921	589,254
Integer Holdings Corp. (a)		4,655	412,480
Lantheus Holdings, Inc. (a)		14,981	1,257,205
LeMaitre Vascular, Inc.		1,487	100,045
LivaNova PLC (a)		11,069	569,279
Merit Medical Systems, Inc. (a)		4,907	410,421
Neogen Corp. (a)		37,760	821,280
NuVasive, Inc. (a)		16,905	703,079
OmniAb, Inc., Earnout Shares (a)		1,130	—
OmniAb, Inc., Earnout Shares (a)		1,130	—
Omnicell, Inc. (a)		8,008	589,949
OraSure Technologies, Inc. (a)		10,178	50,992
Orthofix Medical, Inc. (a)		6,961	125,716
Shockwave Medical, Inc. (a)		6,174	1,762,121
Silk Road Medical, Inc. (a)		11,521	374,317
STAAR Surgical Co. (a)		12,824	674,158
Tactile Systems Technology, Inc. (a)		3,162	78,829
TransMedics Group, Inc. (a)		6,572	551,917
UFP Technologies, Inc. (a)		1,484	287,673
Varex Imaging Corp. (a)		5,122	120,725
ViewRay, Inc. (a)		22,901	8,066
Zimvie, Inc. (a)		3,569	40,080
Zynex, Inc. (a),(b)		4,298	41,218
			$11,045,651

Healthcare — Services — 2.22%
Addus HomeCare Corp. (a)		1,690	156,663
Agiliti, Inc. (a)		5,019	82,814
Cano Health, Inc. (a),(b)		61,678	85,732

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Services (continued)
DocGo, Inc. (a)		11,255	$105,459
Ensign Group, Inc.		4,669	445,703
Fulgent Genetics, Inc. (a)		4,137	153,193
HealthEquity, Inc. (a)		14,811	935,167
Medpace Holdings, Inc. (a)		6,580	1,580,319
ModivCare, Inc. (a)		2,269	102,581
Pediatrix Medical Group, Inc. (a)		13,864	197,007
RadNet, Inc. (a)		3,337	108,853
Select Medical Holdings Corp.		9,706	309,233
U.S. Physical Therapy, Inc.		1,638	198,837
			$4,461,561

Home Builders — 2.52%
Beazer Homes USA, Inc. (a)		3,046	86,171
Cavco Industries, Inc. (a)		710	209,450
Century Communities, Inc.		3,258	249,628
Green Brick Partners, Inc. (a)		3,322	188,690
Hovnanian Enterprises, Inc., Class A (a)		982	97,424
Installed Building Products, Inc.		2,561	358,950
KB Home		16,083	831,652
LGI Homes, Inc. (a)		2,471	333,313
M/I Homes, Inc. (a)		3,203	279,269
MDC Holdings, Inc.		6,567	307,139
Meritage Homes Corp.		4,455	633,813
Skyline Champion Corp. (a)		4,186	273,974
Taylor Morrison Home Corp. (a)		9,703	473,215
Tri Pointe Homes, Inc. (a)		9,772	321,108
Winnebago Industries, Inc.		6,504	433,752
			$5,077,548

Home Furnishings — 0.19%
Ethan Allen Interiors, Inc.		3,410	96,435
MillerKnoll, Inc.		12,247	181,011
Sleep Number Corp. (a)		3,791	103,418
			$380,864

Household Products — 1.03%
Edgewell Personal Care Co.		6,034	249,264
elf Beauty, Inc. (a)		13,381	1,528,512
Inter Parfums, Inc.		2,185	295,478
			$2,073,254

Household Products/Wares — 0.49%
ACCO Brands Corp.		15,681	81,698
Helen of Troy Ltd. (a)		5,569	601,563
WD-40 Co.		1,614	304,481
			$987,742

Insurance — 3.86%
Ambac Financial Group, Inc. (a)		13,351	190,118
American Equity Investment Life Holding Co.		22,695	1,182,636
CNO Financial Group, Inc.		30,693	726,503
Essent Group Ltd.		17,111	800,795
Jackson Financial, Inc., Class A		35,809	1,096,114
Kinsale Capital Group, Inc.		4,462	1,669,680
NMI Holdings, Inc., Class A (a)		11,256	290,630
Palomar Holdings, Inc. (a)		4,094	237,616

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
RLI Corp.	5,474	$747,037
Selective Insurance Group, Inc.	8,066	773,933
Universal Insurance Holdings, Inc.	3,608	55,671
		$7,770,733

Internet — 2.04%
1-800-Flowers.com, Inc., Class A (a)	4,390	34,242
Cargurus, Inc. (a)	22,824	516,507
Cars.com, Inc. (a)	8,171	161,949
Figs, Inc., Class A (a)	49,459	409,026
HealthStream, Inc.	1,865	45,804
Open Lending Corp., Class A (a)	19,354	203,411
Perficient, Inc. (a)	4,573	381,068
Q2 Holdings, Inc. (a)	10,828	334,585
QuinStreet, Inc. (a)	6,403	56,539
Revolve Group, Inc. (a),(b)	14,484	237,538
Shutterstock, Inc.	9,857	479,740
Squarespace, Inc., Class A (a)	11,272	355,519
Yelp, Inc. (a)	12,192	443,911
Ziff Davis, Inc. (a)	6,474	453,568
		$4,113,407

Iron & Steel — 0.77%
Commercial Metals Co.	27,396	1,442,673
Haynes International, Inc.	2,296	116,683
		$1,559,356

Leisure Time — 0.19%
Acushnet Holdings Corp.	3,980	217,626
Malibu Boats, Inc., Class A (a)	1,388	81,420
MasterCraft Boat Holdings, Inc. (a)	2,575	78,924
		$377,970

Machinery — Construction & Mining — 0.67%
Terex Corp.	22,543	1,348,748

Machinery — Diversified — 1.65%
Alamo Group, Inc.	1,323	243,313
Albany International Corp., Class A	3,727	347,654
Applied Industrial Technologies, Inc.	5,325	771,220
CSW Industrials, Inc.	1,816	301,801
GrafTech International Ltd.	39,045	196,787
Kadant, Inc.	1,603	356,026
Mueller Water Products, Inc., Class A	18,564	301,294
Tennant Co.	1,638	132,858
Thermon Group Holdings, Inc. (a)	4,641	123,451
Watts Water Technologies, Inc., Class A	3,002	551,557
		$3,325,961

Media — 0.34%
AMC Networks, Inc., Class A (a)	5,087	60,790
Gray Television, Inc.	21,380	168,474
Liberty Latin America Ltd., Class C (a)	27,673	238,541
Sinclair, Inc.	15,496	214,155
		$681,960

Metal Fabrication & Hardware — 1.24%
Mueller Industries, Inc.	8,718	760,907

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Metal Fabrication & Hardware (continued)
Olympic Steel, Inc.		3,232	$158,368
Proto Labs, Inc. (a)		5,106	178,506
RBC Bearings, Inc. (a)		4,108	893,367
Ryerson Holding Corp.		6,801	295,027
Standex International Corp.		1,519	214,893
			$2,501,068

Mining — 0.18%
Constellium SE (a)		21,338	367,014

Miscellaneous Manufacturers — 1.06%
ESCO Technologies, Inc.		2,043	211,716
Fabrinet (a)		4,499	584,330
Federal Signal Corp.		7,572	484,835
Hillenbrand, Inc.		7,505	384,857
Materion Corp.		2,797	319,417
Smith & Wesson Brands, Inc.		6,449	84,095
Sturm Ruger & Co., Inc.		1,378	72,979
			$2,142,229

Office & Business Equipment — 0.23%
Xerox Holdings Corp.		30,973	461,188

Oil & Gas — 4.19%
Berry Corp.		9,030	62,126
California Resources Corp.		9,385	425,047
Callon Petroleum Co. (a)		16,849	590,895
Chord Energy Corp.		5,378	827,136
Civitas Resources, Inc.		6,708	465,334
Comstock Resources, Inc.		52,892	613,547
CVR Energy, Inc.		8,629	258,525
Denbury, Inc. (a)		6,062	522,908
Magnolia Oil & Gas Corp., Class A		20,100	420,090
Matador Resources Co.		15,970	835,550
Par Pacific Holdings, Inc. (a)		8,136	216,499
PBF Energy, Inc., Class A		29,087	1,190,822
Permian Resources Corp.		82,223	901,164
Ring Energy, Inc. (a)		31,645	54,113
Sitio Royalties Corp., Class A		8,430	221,456
Talos Energy, Inc. (a)		18,702	259,397
Weatherford International PLC (a)		8,480	563,242
			$8,427,851

Oil & Gas Services — 0.55%
Archrock, Inc.		10,146	103,997
Aris Water Solutions, Inc., Class A		9,325	96,234
ChampionX Corp.		19,536	606,397
Expro Group Holdings NV (a)		9,124	161,677
Helix Energy Solutions Group, Inc. (a)		19,828	146,331
			$1,114,636

Packaging & Containers — 0.44%
Greif, Inc., Class A		4,837	333,221
O-I Glass, Inc. (a)		25,475	543,382
			$876,603

Pharmaceuticals — 3.10%
AbCellera Biologics, Inc. (a),(b)		35,088	226,669

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
AdaptHealth Corp. (a)		20,677	$251,639
Alector, Inc. (a)		13,033	78,328
Alkermes PLC (a)		23,786	744,502
Amphastar Pharmaceuticals, Inc. (a)		4,002	229,995
BellRing Brands, Inc. (a)		14,517	531,322
Catalyst Pharmaceuticals, Inc. (a)		25,549	343,379
Collegium Pharmaceutical, Inc. (a)		7,848	168,654
Corcept Therapeutics, Inc. (a)		14,211	316,195
Eagle Pharmaceuticals, Inc. (a)		3,087	60,011
Harmony Biosciences Holdings, Inc. (a)		12,410	436,708
Herbalife Ltd. (a)		25,661	339,752
Ironwood Pharmaceuticals, Inc. (a)		38,705	411,821
Option Care Health, Inc. (a)		19,160	622,508
Pacira BioSciences, Inc. (a)		9,628	385,794
PetIQ, Inc. (a)		5,302	80,431
Prestige Consumer Healthcare, Inc. (a)		5,009	297,685
Revance Therapeutics, Inc. (a)		6,584	166,641
Seres Therapeutics, Inc. (a)		15,082	72,243
SIGA Technologies, Inc.		17,988	90,839
Supernus Pharmaceuticals, Inc. (a)		7,956	239,157
USANA Health Sciences, Inc. (a)		1,220	76,909
Vanda Pharmaceuticals, Inc. (a)		11,336	74,704
			$6,245,886

Pipelines — 0.05%
Kinetik Holdings, Inc.		2,826	99,306

Real Estate — 0.63%
Cushman & Wakefield PLC (a)		81,620	667,652
Marcus & Millichap, Inc.		6,646	209,415
McGrath RentCorp		3,008	278,180
RE/MAX Holdings, Inc., Class A		5,513	106,180
			$1,261,427

REITs — 5.31%
Agree Realty Corp.		19,522	1,276,544
American Assets Trust, Inc.		17,004	326,477
Broadstone Net Lease, Inc.		33,002	509,551
CareTrust REIT, Inc.		20,677	410,645
Community Healthcare Trust, Inc.		4,772	157,571
Easterly Government Properties, Inc.		32,691	474,020
Empire State Realty Trust, Inc., Class A		49,521	370,912
Essential Properties Realty Trust, Inc.		29,083	684,614
Four Corners Property Trust, Inc.		14,128	358,851
Getty Realty Corp.		10,287	347,906
Global Net Lease, Inc.		24,199	248,766
Industrial Logistics Properties Trust		42,423	139,996
Innovative Industrial Properties, Inc.		12,276	896,271
Office Properties Income Trust		22,614	174,128
Piedmont Office Realty Trust, Inc., Class A		57,321	416,724
PotlatchDeltic Corp.		16,316	862,301
STAG Industrial, Inc.		37,656	1,351,097
Tanger Factory Outlet Centers, Inc.		29,714	655,788
Terreno Realty Corp.		15,355	922,835
Universal Health Realty Income Trust		2,123	101,012
			$10,686,009

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Retail — 5.39%
Academy Sports & Outdoors, Inc.		13,844	$748,268
Asbury Automotive Group, Inc. (a)		2,585	621,486
Bloomin' Brands, Inc.		16,632	447,234
BlueLinx Holdings, Inc. (a)		2,527	236,982
Buckle, Inc.		6,193	214,278
Chuy's Holdings, Inc. (a)		1,374	56,087
Denny's Corp. (a)		7,946	97,895
Destination XL Group, Inc. (a)		10,524	51,568
Dillard's, Inc., Class A (b)		1,800	587,304
FirstCash Holdings, Inc.		5,695	531,514
Foot Locker, Inc.		28,362	768,894
Genesco, Inc. (a)		2,646	66,256
GMS, Inc. (a)		5,248	363,162
Group 1 Automotive, Inc.		1,911	493,229
Haverty Furniture Cos., Inc.		1,802	54,456
Hibbett, Inc.		3,931	142,656
Jack in the Box, Inc.		3,820	372,565
La-Z-Boy, Inc.		4,184	119,830
MarineMax, Inc. (a)		6,555	223,919
Movado Group, Inc.		2,297	61,628
Murphy USA, Inc.		3,415	1,062,441
National Vision Holdings, Inc. (a)		10,172	247,078
OneWater Marine, Inc., Class A (a)		1,660	60,158
Patrick Industries, Inc.		2,043	163,440
PriceSmart, Inc.		1,789	132,493
Sally Beauty Holdings, Inc. (a)		15,091	186,374
Shoe Carnival, Inc.		4,501	105,683
Sonic Automotive, Inc., Class A		3,919	186,819
Texas Roadhouse, Inc.		9,347	1,049,481
Wingstop, Inc.		6,215	1,243,994
Winmark Corp.		180	59,845
World Kinect Corp.		4,542	93,928
			$10,850,945

Savings & Loans — 0.30%
OceanFirst Financial Corp.		8,232	128,584
Washington Federal, Inc.		17,817	472,507
			$601,091

Semiconductors — 4.11%
Amkor Technology, Inc.		23,899	710,995
Axcelis Technologies, Inc. (a)		10,054	1,843,200
Cohu, Inc. (a)		5,161	214,491
Diodes, Inc. (a)		4,320	399,557
Kulicke & Soffa Industries, Inc.		9,035	537,131
MACOM Technology Solutions Holdings, Inc. (a)		9,343	612,247
MaxLinear, Inc. (a)		10,821	341,511
Onto Innovation, Inc. (a)		4,483	522,135
Photronics, Inc. (a)		14,177	365,625
Power Integrations, Inc.		7,948	752,437
Rambus, Inc. (a)		18,107	1,161,926
Semtech Corp. (a)		28,442	724,133
Vishay Precision Group, Inc. (a)		2,108	78,312
			$8,263,700

Software — 3.41%
8x8, Inc. (a)		25,237	106,753
ACI Worldwide, Inc. (a)		16,169	374,636

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Adeia, Inc.		14,459	$159,194
Agilysys, Inc. (a)		3,348	229,807
Apollo Medical Holdings, Inc. (a)		3,318	104,849
Avid Technology, Inc. (a)		4,963	126,556
CommVault Systems, Inc. (a)		6,755	490,548
Computer Programs & Systems, Inc. (a)		1,569	38,739
Digi International, Inc. (a)		6,597	259,856
Donnelley Financial Solutions, Inc. (a)		6,309	287,249
Ebix, Inc.		12,041	303,433
EngageSmart, Inc. (a)		9,481	180,992
Envestnet, Inc. (a)		9,859	585,132
Everbridge, Inc. (a)		9,186	247,103
Health Catalyst, Inc. (a)		12,352	154,400
Model N, Inc. (a)		9,279	328,105
N-able, Inc. (a)		7,242	104,357
NextGen Healthcare, Inc. (a)		7,795	126,435
PDF Solutions, Inc. (a)		3,359	151,491
PowerSchool Holdings, Inc., Class A (a)		15,000	287,100
Privia Health Group, Inc. (a)		13,341	348,334
Progress Software Corp.		7,384	429,010
PubMatic, Inc., Class A (a)		9,939	181,685
Sapiens International Corp. NV		3,674	97,728
Simulations Plus, Inc.		1,898	82,240
SPS Commerce, Inc. (a)		2,841	545,642
Verra Mobility Corp. (a)		27,357	539,480
			$6,870,854

Telecommunications — 1.75%
A10 Networks, Inc.		13,147	191,815
CommScope Holding Co., Inc. (a)		56,224	316,541
EchoStar Corp., Class A (a)		5,609	97,260
Extreme Networks, Inc. (a)		24,634	641,716
IDT Corp., Class B (a)		1,765	45,625
InterDigital, Inc.		7,372	711,767
Iridium Communications, Inc.		14,963	929,502
U.S. Cellular Corp. (a)		7,015	123,674
Viavi Solutions, Inc. (a)		40,746	461,652
			$3,519,552

Textiles — 0.14%
UniFirst Corp.		1,853	287,233

Transportation — 3.03%
Air Transport Services Group, Inc. (a)		11,230	211,910
ArcBest Corp.		5,317	525,320
Covenant Logistics Group, Inc.		2,234	97,916
Dorian LPG Ltd.		7,250	185,963
FLEX LNG Ltd. (a)		4,513	137,782
Forward Air Corp.		3,658	388,150
Heartland Express, Inc.		5,157	84,626
Hub Group, Inc., Class A (a)		4,813	386,580
International Seaways, Inc.		7,803	298,387
Marten Transport Ltd.		6,168	132,612
Matson, Inc.		7,173	557,557
Safe Bulkers, Inc.		21,848	71,225
Saia, Inc. (a)		4,924	1,686,027
Scorpio Tankers, Inc.		16,705	788,977

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2023

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
Werner Enterprises, Inc.	12,562	$554,989
		$6,108,021

Water — 0.84%
American States Water Co.	5,614	488,418
Artesian Resources Corp., Class A	1,748	82,540
California Water Service Group	6,898	356,144
SJW Group	11,016	772,332
		$1,699,434
TOTAL COMMON STOCKS		$200,549,508
INVESTMENT COMPANIES — 0.70%	Shares Held	Value
Money Market Funds — 0.70%
Principal Government Money Market Fund — Class R-6 5.01% (c),(d),(e)	847,907	$847,907
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (e)	557,445	557,445
TOTAL INVESTMENT COMPANIES		$1,405,352
Total Investments		$201,954,860
Other Assets and Liabilities — (0.33)%		(663,589)
Total Net Assets — 100.00%		$201,291,271

(a) Non-income producing security.

(b) Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $817,670 or 0.41% of net assets.

(c) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $847,907 or 0.42% of net assets.

(e) 1-day yield shown as of period end.

Portfolio Summary

Sector	Percent
Consumer, Non-cyclical	24.85%
Financial	19.43%
Industrial	17.29%
Technology	11.19%
Consumer, Cyclical	11.09%
Energy	6.44%
Communications	4.16%
Utilities	2.91%
Basic Materials	2.27%
Money Market Funds	0.70%
Other Assets and Liabilities	(0.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes. 153

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2023

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$8,868,922	$8,021,015	$847,907
Principal Government Money
Market Fund — Institutional Class
4.90%	5,359,834	17,843,390	23,203,224	—
	$5,359,834	$26,712,312	$31,224,239	$847,907

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.90%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	June 30, 2023

COMMON STOCKS — 99.38%		Shares Held	Value
Advertising — 1.45%
Omnicom Group, Inc.		5,681	$540,547
Aerospace & Defense — 2.57%
Northrop Grumman Corp.		926	422,071
Raytheon Technologies Corp.		5,498	538,584
			$960,655

Agriculture — 3.53%
Altria Group, Inc.		9,590	434,427
Archer-Daniels-Midland Co.		5,012	378,707
Philip Morris International, Inc.		5,171	504,793
			$1,317,927

Auto Parts & Equipment — 1.37%
BorgWarner, Inc.		10,486	512,870
Banks — 5.86%
Bank of America Corp.		18,498	530,708
M&T Bank Corp.		2,316	286,628
Northern Trust Corp.		3,936	291,815
PNC Financial Services Group, Inc.		2,672	336,538
Wells Fargo & Co.		13,157	561,541
Zions Bancorp NA		6,740	181,036
			$2,188,266

Beverages — 3.95%
Coca-Cola Co.		10,004	602,441
Constellation Brands, Inc., Class A		1,686	414,975
Molson Coors Beverage Co., Class B		6,974	459,168
			$1,476,584

Biotechnology — 2.33%
Amgen, Inc.		2,063	458,027
Corteva, Inc.		7,186	411,758
			$869,785

Chemicals — 2.64%
CF Industries Holdings, Inc.		4,184	290,453
Eastman Chemical Co.		4,058	339,736
FMC Corp.		3,413	356,112
			$986,301

Computers — 8.50%
Accenture PLC, Class A		1,938	598,028
Apple, Inc.		9,143	1,773,468
International Business Machines Corp.		3,500	468,335
Leidos Holdings, Inc.		3,778	334,277
			$3,174,108

Construction Materials — 1.47%
Johnson Controls International PLC		8,039	547,777
Diversified Financial Services — 4.60%
American Express Co.		3,058	532,704
Franklin Resources, Inc.		14,890	397,712
Invesco Ltd.		21,443	360,457
Raymond James Financial, Inc.		4,137	429,296
			$1,720,169

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value
Electronics — 1.48%
Honeywell International, Inc.		2,658	$551,535
Food — 5.56%
Conagra Brands, Inc.		11,360	383,059
General Mills, Inc.		5,804	445,167
Hershey Co.		1,829	456,701
J M Smucker Co.		2,906	429,129
Sysco Corp.		4,868	361,206
			$2,075,262

Household Products/Wares — 1.24%
Clorox Co.		2,914	463,443
Insurance — 4.48%
Arthur J Gallagher & Co.		2,520	553,316
Assurant, Inc.		2,077	261,121
Cincinnati Financial Corp.		3,162	307,726
Marsh & McLennan Cos., Inc.		2,928	550,698
			$1,672,861

Machinery — Construction & Mining — 1.56%
Caterpillar, Inc.		2,365	581,908
Machinery — Diversified — 4.01%
Deere & Co.		1,362	551,869
Dover Corp.		3,093	456,681
Otis Worldwide Corp.		5,480	487,775
			$1,496,325

Media — 1.00%
Fox Corp., Class A		10,970	372,980
Oil & Gas — 4.27%
Chevron Corp.		4,409	693,756
Hess Corp.		3,646	495,674
Phillips 66		4,263	406,605
			$1,596,035

Oil & Gas Services — 1.44%
Schlumberger NV		10,923	536,538
Packaging & Containers — 2.40%
Amcor PLC		30,665	306,037
Packaging Corp. of America		2,560	338,329
Sealed Air Corp.		6,272	250,880
			$895,246

Pharmaceuticals — 8.99%
AmerisourceBergen Corp.		2,585	497,432
Becton Dickinson & Co.		1,754	463,074
Cardinal Health, Inc.		7,072	668,799
CVS Health Corp.		5,250	362,932
Johnson & Johnson		4,885	808,565
Organon & Co.		10,537	219,275
Viatris, Inc.		33,797	337,294
			$3,357,371

Pipelines — 1.13%
Williams Cos., Inc.		12,908	421,188

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	June 30, 2023

COMMON STOCKS (continued)		Shares Held	Value
REITs — 8.06%
Essex Property Trust, Inc.		1,398	$327,551
Kimco Realty Corp.		18,609	366,970
Public Storage		1,303	380,320
Realty Income Corp.		5,861	350,429
Regency Centers Corp.		6,072	375,067
Simon Property Group, Inc.		3,958	457,070
Ventas, Inc.		7,363	348,049
VICI Properties, Inc.		12,830	403,247
			$3,008,703

Retail — 5.32%
Genuine Parts Co.		2,833	479,429
McDonald's Corp.		2,276	679,181
Ross Stores, Inc.		4,979	558,295
Walgreens Boots Alliance, Inc.		9,440	268,946
			$1,985,851

Semiconductors — 1.59%
Texas Instruments, Inc.		3,298	593,706
Shipbuilding — 1.06%
Huntington Ingalls Industries, Inc.		1,739	395,796
Software — 4.62%
Jack Henry & Associates, Inc.		2,060	344,700
Microsoft Corp.		4,055	1,380,890
			$1,725,590

Telecommunications — 2.14%
Corning, Inc.		11,470	401,909
Juniper Networks, Inc.		12,660	396,638
			$798,547

Toys, Games & Hobbies — 0.76%
Hasbro, Inc.		4,399	284,923
TOTAL COMMON STOCKS			$37,108,797
INVESTMENT COMPANIES — 0.43%		Shares Held	Value
Money Market Fund — 0.43%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.03% (a)		160,509	$160,509
TOTAL INVESTMENT COMPANIES			$160,509
Total Investments			$37,269,306
Other Assets and Liabilities — 0.19%			70,676
Total Net Assets — 100.00%			$37,339,982

(a) 1-day yield shown as of period end.

See accompanying notes.	157

	Schedule of Investments
	Principal Value ETF
		June 30, 2023

Portfolio Summary
Sector		Percent
Consumer, Non-cyclical		25.60%
Financial		23.00%
Technology		14.71%
Industrial		14.54%
Consumer, Cyclical		7.46%
Energy		6.84%
Communications		4.59%
Basic Materials		2.64%
Money Market Fund		0.43%
Other Assets and Liabilities		0.19%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	June 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$131,450	$131,450	$—
	$—	$131,450	$131,450	$—

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.01%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Active High Yield ETF
For a share outstanding:
	Year ended	Year ended		Year ended			Year ended		Year ended
	June 30, 2023	June 30, 2022	June 30, 2021				June 30, 2020		June 30, 2019

Net asset value, beginning of year	$17.71	$20.85 (a)		$18.07	(a)		$19.96	(a)	$20.14	(a)

Investment Operations:
Net investment income (loss) (b)	1.05	0.90		0.77	(a)		0.94	(a)	0.96	(a)
Net realized and change in unrealized gain (loss)	0.70	(2.90)		2.82	(a)		(1.86	) (a)	(0.01	) (a)
Total from investment operations	1.75	(2.00)		3.59	(a)		(0.92	) (a)	0.95	(a)

Dividends to Shareholders from:
Net investment income	(1.18)	(1.14)		(0.81	) (a)		(0.97	) (a)	(0.96	) (a)
Net realized gains	—	—	—	(a)		—	(a)		(0.17	) (a)
Total dividends to stockholders	(1.18)	(1.14)		(0.81	) (a)		(0.97	) (a)	(1.13	) (a)

Net asset value, end of year	$18.28	$17.71		$20.85	(a)		$18.07	(a)	$19.96	(a)
Total return	10.15%	(10.65)%		20.25%			(4.78)%		4.95%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$105,094	$218,775		$232,443			$270,096		$216,519
Ratio of expenses to average net assets	0.39%	0.41%		0.49%			0.49%		0.61%
Ratio of net investment income (loss) to average
net assets	5.84%	4.46%		3.90%			4.89%		4.84%
Portfolio turnover rate (c)	34.5%	110.5%		19.5%			10.6%		17.9%

(a) Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021, see Notes to Financial Statements. (b) Calculated on average shares outstanding during the year.

(c) Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Healthcare Innovators ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended	Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of year	$32.29	$60.76	$44.34	$34.37	$34.74

Investment Operations:
Net investment income (loss) (a)	(0.07)	(0.14)	(0.15)	(0.10)	(0.13)
Net realized and change in unrealized gain (loss)	3.78	(27.88)	16.79	10.07	(0.24)
Total from investment operations	3.71	(28.02)	16.64	9.97	(0.37)

Dividends to Shareholders from:
Net investment income	—	(0.45)	—	—	—
Net realized gains	—	—	(0.22)	—	—
Total dividends to stockholders	—	(0.45)	(0.22)	—	—

Net asset value, end of year	$36.00	$32.29	$60.76	$44.34	$34.37
Total return	11.49%	(46.36)%	37.51%	29.01%	(1.05)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$53,997	$53,275	$176,197	$95,338	$56,713
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average
net assets	(0.21)%	(0.29)%	(0.27)%	(0.29)%	(0.39)%
Portfolio turnover rate (b)	56.6%	46.2%	45.8%	36.1%	34.5%

(a)	Calculated on average shares outstanding during the year.
(b)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal International Adaptive Multi-Factor ETF
For a share outstanding:
	Year ended	Year ended	Period ended
	June 30, 2023	June 30, 2022	June 30, 2021 (a)

Net asset value, beginning of period	$20.29	$24.80	$25.00

Investment Operations:
Net investment income (loss) (b)	0.69	0.59	0.07
Net realized and change in unrealized gain (loss)	2.15	(4.42)	(0.27)
Total from investment operations	2.84	(3.83)	(0.20)

Dividends to Shareholders from:
Net investment income	(0.76)	(0.68)	—
Total dividends to stockholders	(0.76)	(0.68)	—

Net asset value, end of period	$22.37	$20.29	$24.80
Total return	14.50%	(15.82)%	(0.80	)% (c)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$15,658	$14,201	$47,118
Ratio of expenses to average net assets	0.24%	0.24%	0.24	% (d)
Ratio of net investment income (loss) to average
net assets	3.29%	2.41%	2.76	% (d)
Portfolio turnover rate (e)	61.8%	111.9%	1.5%

(a)	Period from May 26, 2021, date operations commenced, through June 30, 2021.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Investment Grade Corporate Active ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended	Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of year	$21.84	$26.74	$26.67	$26.20	$24.59

Investment Operations:
Net investment income (loss) (a)	0.76	0.65	0.62	0.88	0.95
Net realized and change in unrealized gain (loss)	(0.60)	(4.68)	0.69	1.39	1.66
Total from investment operations	0.16	(4.03)	1.31	2.27	2.61

Dividends to Shareholders from:
Net investment income	(1.49)	(0.80)	(0.79)	(0.95)	(0.98)
Net realized gains	—	(0.07)	(0.45)	(0.85)	(0.02)
Total dividends to stockholders	(1.49)	(0.87)	(1.24)	(1.80)	(1.00)

Net asset value, end of year	$20.51	$21.84	$26.74	$26.67	$26.20
Total return	0.87%	(15.47)%	4.90%	8.98%	10.95%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$47,174	$369,026	$481,271	$110,693	$120,540
Ratio of expenses to average net assets	0.19%	0.19%	0.25%	0.26%	0.26%
Ratio of net investment income (loss) to average
net assets	3.52%	2.58%	2.30%	3.37%	3.86%
Portfolio turnover rate (b)	61.0%	46.9%	67.8%	73.3%	92.8%

(a)	Calculated on average shares outstanding during the year.
(b)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Millennial Global Growth ETF (a)
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended	Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of year	$39.35	$66.53	$42.85	$38.24	$36.76

Investment Operations:
Net investment income (loss) (b)	0.66	2.18	0.27	0.34	0.17
Net realized and change in unrealized gain (loss)	3.72	(27.57)	23.81	4.59	1.54
Total from investment operations	4.38	(25.39)	24.08	4.93	1.71

Dividends to Shareholders from:
Net investment income	(0.90)	(1.79)	(0.40)	(0.32)	(0.23)
Total dividends to stockholders	(0.90)	(1.79)	(0.40)	(0.32)	(0.23)

Net asset value, end of year	$42.83	$39.35	$66.53	$42.85	$38.24
Total return	11.52%	(38.99)%	56.45%	12.96%	4.70%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$29,984	$23,607	$126,399	$25,708	$21,031
Ratio of expenses to average net assets	0.40%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average
net assets	1.64%	3.78%	0.46%	0.88%	0.47%
Portfolio turnover rate (c)	2.0%	28.4%	55.7%	47.4%	32.9%

(a)	Effective July 15, 2022, Principal Millennials ETF changed its name to Principal Millennial Global Growth ETF.
(b)	Calculated on average shares outstanding during the year.
(c)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds

Principal Quality ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended		Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019

Net asset value, beginning of year	$47.88	$53.17	$39.89	$37.79		$33.32

Investment Operations:
Net investment income (loss) (a)	0.60	0.61	0.57	0.51		0.46
Net realized and change in unrealized gain (loss)	8.71	(5.36)	13.22	1.00		4.48
Net realized gain due from reimbursement from
Advisor	—	—	—	1.13	(b)	—
Total from investment operations	9.31	(4.75)	13.79	2.64		4.94

Dividends to Shareholders from:
Net investment income	(0.74)	(0.54)	(0.51)	(0.54)		(0.47)
Total dividends to stockholders	(0.74)	(0.54)	(0.51)	(0.54)		(0.47)

Net asset value, end of year	$56.45	$47.88	$53.17	$39.89		$37.79
Total return	19.69%	(9.07)%	34.83%	7.05	% (b)	15.03%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$36,696	$45,489	$58,486	$17,951		$20,786
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.29	% (c)	0.29	% (c)
Ratio of gross expenses to average net assets	—% (d)	—% (d)	—% (d)	0.34%		0.40%
Ratio of net investment income (loss) to average
net assets	1.18%	1.11%	1.22%	1.32%		1.32%
Portfolio turnover rate (e)	47.7%	96.0%	45.1%	103.7%		40.4%

(a)	Calculated on average shares outstanding during the year.
(b)	During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(c) Includes reimbursement from Advisor.
(d)	Ratio is not applicable as there was no waiver during the year.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's Shares.

See accompanying notes.
		164

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Real Estate Active Opportunities ETF
For a share outstanding:
	Year ended	Period ended
June 30, 2023		June 30, 2022 (a)

Net asset value, beginning of period	$24.50	$25.00

Investment Operations:
Net investment income (loss) (b)	0.54	0.10
Net realized and change in unrealized gain (loss)	(1.78)	(0.60)
Total from investment operations	(1.24)	(0.50)

Dividends to Shareholders from:
Net investment income	(0.48)	—
Net realized gains	(0.10)	—
Total dividends to stockholders	(0.58)	—

Net asset value, end of period	$22.68	$24.50
Total return	(5.03)%	(2.01	)% (c)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,443	$5,390
Ratio of expenses to average net assets	0.65%	0.65	% (d)
Ratio of net investment income (loss) to average
net assets	2.33%	3.51	% (d)
Portfolio turnover rate (e)	17.6%	16.2%

(a)	Period from May 18, 2022, date operations commenced, through June 30, 2022.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended		Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019

Net asset value, beginning of year	$17.20	$20.64	$19.31 (a)	$19.36	(a)	$18.89	(a)

Investment Operations:
Net investment income (loss) (b)	0.72	0.64	0.70	0.80	(a)	0.68	(a)
Net realized and change in unrealized gain (loss)	(0.25)	(3.27)	1.86	0.08	(a)	0.77	(a)
Total from investment operations	0.47	(2.63)	2.56	0.88	(a)	1.45	(a)

Dividends to Shareholders from:
Net investment income	(0.80)	(0.81)	(1.23)	(0.93	) (a)	(0.98	) (a)
Total dividends to stockholders	(0.80)	(0.81)	(1.23)	(0.93	) (a)	(0.98	) (a)

Net asset value, end of year	$16.87	$17.20	$20.64	$19.31	(a)	$19.36	(a)
Total return	2.68%	(13.15)%	11.58%	4.60%		7.99%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$575,986	$344,957	$363,333	$139,995		$67,750
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income (loss) to average
net assets	4.21%	3.24%	3.43%	4.10%		3.65%
Portfolio turnover rate (c)	16.7%	9.2%	12.6%	41.9%		27.6%

(a)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020, see Notes to Financial Statements.
(b)	Calculated on average shares outstanding during the year.
(c)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Period ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (a)

Net asset value, beginning of period	$18.34	$21.57	$19.95	$20.00

Investment Operations:
Net investment income (loss) (b)	0.87	0.84	0.88	0.03
Net realized and change in unrealized gain (loss)	(0.75)	(2.98)	1.76	(0.08)
Total from investment operations	0.12	(2.14)	2.64	(0.05)

Dividends to Shareholders from:
Net investment income	(1.00)	(1.00)	(0.98)	—
Net realized gains	—	(0.09)	(0.04)	—
Total dividends to stockholders	(1.00)	(1.09)	(1.02)	—

Net asset value, end of period	$17.46	$18.34	$21.57	$19.95
Total return	0.65%	(10.38)%	13.42%	(0.26	)% (c)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,081	$21,088	$22,647	$19,948
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60	% (d)
Ratio of net investment income (loss) to average
net assets	4.81%	4.09%	4.15%	4.35	% (d)
Portfolio turnover rate (e)	12.8%	6.7%	15.5%	6.3%

(a)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Year ended	Year ended	Period ended
	June 30, 2023	June 30, 2022	June 30, 2021 (a)

Net asset value, beginning of period	$23.18	$25.95	$25.00

Investment Operations:
Net investment income (loss) (b)	0.37	0.32	0.03
Net realized and change in unrealized gain (loss)	3.33	(2.85)	0.92
Total from investment operations	3.70	(2.53)	0.95

Dividends to Shareholders from:
Net investment income	(0.59)	(0.24)	—
Total dividends to stockholders	(0.59)	(0.24)	—

Net asset value, end of period	$26.29	$23.18	$25.95
Total return	16.28%	(9.89)%	3.80	% (c)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,571	$12,750	$29,842
Ratio of expenses to average net assets	0.15%	0.15%	0.15	% (d)
Ratio of net investment income (loss) to average
net assets	1.55%	1.19%	0.99	% (d)
Portfolio turnover rate (e)	59.3%	106.6%	0.4%

(a)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal U.S. Mega-Cap ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended	Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of year	$36.61	$39.68	$30.04	$29.07	$26.02

Investment Operations:
Net investment income (loss) (a)	0.59	0.68	0.59	0.60	0.63
Net realized and change in unrealized gain (loss)	7.13	(3.05)	9.60	1.00	3.04
Total from investment operations	7.72	(2.37)	10.19	1.60	3.67

Dividends to Shareholders from:
Net investment income	(0.63)	(0.70)	(0.55)	(0.63)	(0.62)
Total dividends to stockholders	(0.63)	(0.70)	(0.55)	(0.63)	(0.62)

Net asset value, end of year	$43.70	$36.61	$39.68	$30.04	$29.07
Total return	21.39%	(6.18)%	34.25%	5.62%	14.32%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$1,463,854	$1,367,427	$1,958,064	$1,505,046	$1,618,941
Ratio of expenses to average net assets (b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of gross expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average
net assets	1.53%	1.65%	1.67%	2.05%	2.30%
Portfolio turnover rate (c)	28.8%	41.1%	42.9%	42.9%	27.0%

(a)	Calculated on average shares outstanding during the year.
(b)	Includes reimbursement from Advisor.
(c)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Year ended	Year ended	Period ended
	June 30, 2023	June 30, 2022	June 30, 2021 (a)

Net asset value, beginning of period	$21.85	$25.61	$25.00

Investment Operations:
Net investment income (loss) (b)	0.38	0.39	0.03
Net realized and change in unrealized gain (loss)	1.61	(3.71)	0.58
Total from investment operations	1.99	(3.32)	0.61

Dividends to Shareholders from:
Net investment income	(0.40)	(0.31)	—
Net realized gains	—	(0.13)	—
Total dividends to stockholders	(0.40)	(0.44)	—

Net asset value, end of period	$23.44	$21.85	$25.61
Total return	9.22%	(13.25)%	2.44	% (c)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,860	$5,463	$6,403
Ratio of expenses to average net assets	0.19%	0.19%	0.19	% (d)
Ratio of net investment income (loss) to average
net assets	1.65%	1.55%	0.96	% (d)
Portfolio turnover rate (e)	91.5%	128.4%	0.2%

(a)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

		Financial Highlights
	Principal Exchange-Traded Funds

Principal U.S. Small-Cap ETF (a)
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended	Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019

Net asset value, beginning of year	$38.04	$46.92	$27.36	$31.43	$33.45

Investment Operations:
Net investment income (loss) (b)	0.56	0.62	0.54	0.45	0.40
Net realized and change in unrealized gain (loss)	4.53	(8.90)	19.51	(4.11)	(2.03)
Total from investment operations	5.09	(8.28)	20.05	(3.66)	(1.63)

Dividends to Shareholders from:
Net investment income	(0.75)	(0.60)	(0.49)	(0.41)	(0.39)
Total dividends to stockholders	(0.75)	(0.60)	(0.49)	(0.41)	(0.39)

Net asset value, end of year	$42.38	$38.04	$46.92	$27.36	$31.43
Total return	13.59%	(17.88)%	74.05%	(11.71)%	(4.84)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$201,291	$616,265	$1,628,003	$328,305	$355,200
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average
net assets	1.39%	1.37%	1.39%	1.54%	1.27%
Portfolio turnover rate (c)	74.1%	70.6%	93.1%	80.4%	81.9%

(a)	Effective June 30, 2023, Principal U.S. Small-Cap Multi-Factor ETF changed its name to Principal U.S. Small-Cap ETF.
(b)	Calculated on average shares outstanding during the year.
(c)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

  See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds

Principal Value ETF
For a share outstanding:
	Year ended	Year ended	Year ended	Year ended		Year ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019

Net asset value, beginning of year	$38.90	$42.38	$27.75	$31.99		$32.49

Investment Operations:
Net investment income (loss) (a)	0.93	1.63	1.16	0.87		0.71
Net realized and change in unrealized gain (loss)	3.04	(3.89)	14.52	(4.36)		(0.51)
Total from investment operations	3.97	(2.26)	15.68	(3.49)		0.20

Dividends to Shareholders from:
Net investment income	(1.38)	(1.22)	(1.05)	(0.75)		(0.70)
Total dividends to stockholders	(1.38)	(1.22)	(1.05)	(0.75)		(0.70)

Net asset value, end of year	$41.49	$38.90	$42.38	$27.75		$31.99
Total return	10.45%	(5.58)%	57.97%	(11.09)%		0.68%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$37,340	$215,875	$44,498	$31,907		$14,395
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.29	% (b)	0.29	% (b)
Ratio of gross expenses to average net assets	—% (c)	—% (c)	—% (c)	0.32%		0.40%
Ratio of net investment income (loss) to average
net assets	2.31%	3.83%	3.31%	2.95%		2.26%
Portfolio turnover rate (d)	1.8%	298.2%	44.8%	47.6%		49.2%

(a)	Calculated on average shares outstanding during the year.
(b)	Includes reimbursement from Advisor.
(c)	Ratio is not applicable as there was no waiver during the year.
(d)	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the

Fund's Shares.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal Active High Yield ETF, Principal Healthcare Innovators ETF, Principal International Adaptive Multi-Factor ETF, Principal Investment Grade Corporate Active ETF, Principal Millennial Global Growth ETF (formerly Principal Millennials ETF), Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal U.S. Large-Cap Adaptive Multi-Factor ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap Adaptive Multi-Factor ETF, Principal U.S. Small-Cap ETF (formerly Principal U.S. Small-Cap Multi-Factor ETF), and Principal Value ETF, (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Principal Exchange-Traded Funds at June 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

	Statements of	Statements of
Funds comprising the Trust	operations	changes in	Financial highlights
net assets
Principal Active High Yield ETF	For the year	For each of	For each of the five
Principal Healthcare Innovators ETF	ended June 30,	the two years	years in the period
Principal Investment Grade Corporate	2023	in the period	ended June 30, 2023
Active ETF		ended June 30,
Principal Millennial Global Growth ETF		2023
Principal Quality ETF
Principal Spectrum Preferred Securities
Active ETF
Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap ETF
Principal Value ETF
Principal Spectrum Tax-Advantaged	For the year	For each of	For each of the three
Dividend Active ETF	ended June 30,	the two years	years in the period
	2023	in the period	ended June 30, 2023
		ended June 30,	and the period from
		2023	June 16, 2020 (date
operations
commenced) through
June 30, 2020
Principal U.S. Large-Cap Adaptive Multi-	For the year	For each of	For each of the two
Factor ETF	ended June 30,	the two years	years in the period
Principal U.S. Small-Cap Adaptive Multi-	2023	in the period	ended June 30, 2023
Factor ETF		ended June 30,	and the period from
		2023	May 19, 2021 (date
operations
commenced) through
June 30, 2021

Funds comprising the Trust	Statements of	Statements of
	operations	changes in		Financial highlights
net assets
Principal International Adaptive Multi-	For the year	For each of		For each of the two
Factor ETF	ended June 30,	the two years		years in the period
	2023	in the period		ended June 30, 2023
		ended June 30,		and the period from
		2023		May 26, 2021 (date
operations
commenced) through
June 30, 2021
Principal Real Estate Active Opportunities	For the year	For the year ended June 30, 2023 and
ETF	ended June 30,	the period from May 18, 2022 (date
	2023	operations commenced) through June
		30, 2022	.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, MN

August 21, 2023

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2023 (unaudited)

As a shareholder of Principal Exchange-Traded Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Exchange-Traded Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 through June 30, 2023, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized		Expenses
			Expense		Paid During
	Beginning	Ending	Ratio		Period
	Account	Account	January 1,		January 1,
	Value	Value	2023	to	2023	to
	January 1,	June 30,	June 30,		June 30,
	2023	2023	2023		2023	(a)
Principal Active High Yield ETF
Actual Fund Return	$1,000	$1,053.70	0.39%		$1.99
Hypothetical 5% Annual Return	$1,000	$1,022.86	0.39%		$1.96

Principal Healthcare Innovators ETF
Actual Fund Return	$1,000	$1,068.10	0.42%		$2.15
Hypothetical 5% Annual Return	$1,000	$1,022.71	0.42%		$2.11

Principal International Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,104.10	0.24%		$1.25
Hypothetical 5% Annual Return	$1,000	$1,023.60	0.24%		$1.20

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2023 (unaudited)

			Annualized		Expenses
			Expense		Paid During
	Beginning	Ending	Ratio		Period
	Account	Account	January 1,		January 1,
	Value	Value	2023	to	2023	to
	January 1,	June 30,	June 30,		June 30,
	2023	2023	2023		2023	(a)
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$1,024.30	0.19%		$0.95
Hypothetical 5% Annual Return	$1,000	$1,023.85	0.19%		$0.95

Principal Millennial Global Growth ETF
Actual Fund Return	$1,000	$1,093.20	0.38%		$1.97
Hypothetical 5% Annual Return	$1,000	$1,022.91	0.38%		$1.91

Principal Quality ETF
Actual Fund Return	$1,000	$1,136.80	0.15%		$0.79
Hypothetical 5% Annual Return	$1,000	$1,024.05	0.15%		$0.75

Principal Real Estate Active Opportunities ETF
Actual Fund Return	$1,000	$1,021.70	0.65%		$3.26
Hypothetical 5% Annual Return	$1,000	$1,021.57	0.65%		$3.26

Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$1,007.20	0.55%		$2.74
Hypothetical 5% Annual Return	$1,000	$1,022.07	0.55%		$2.76

Principal Spectrum Tax-Advantaged Dividend Active ETF
Actual Fund Return	$1,000	$996.70	0.60%		$2.97
Hypothetical 5% Annual Return	$1,000	$1,021.82	0.60%		$3.01

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,152.80	0.15%		$0.80
Hypothetical 5% Annual Return	$1,000	$1,024.05	0.15%		$0.75

Principal U.S. Mega-Cap ETF
Actual Fund Return	$1,000	$1,213.50	0.12%		$0.66
Hypothetical 5% Annual Return	$1,000	$1,024.20	0.12%		$0.60

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Actual Fund Return	$1,000	$1,054.90	0.19%		$0.97
Hypothetical 5% Annual Return	$1,000	$1,023.85	0.19%		$0.95

Principal U.S. Small-Cap ETF
Actual Fund Return	$1,000	$1,085.50	0.38%		$1.96
Hypothetical 5% Annual Return	$1,000	$1,022.91	0.38%		$1.91

Principal Value ETF
Actual Fund Return	$1,000	$1,021.10	0.15%		$0.75
Hypothetical 5% Annual Return	$1,000	$1,024.05	0.15%		$0.75

(a) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

PRINCIPAL EXCHANGE-TRADED FUNDS

(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the months of April 2023 and July 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	April 2023
Fund	Net Income	Realized Gain	Capital Sources
Principal Millennial Global Growth ETF	31.07%	0.00%	68.93%

	July 2023
Fund	Net Income	Realized Gain	Capital Sources
Principal International Adaptive Multi-Factor ETF	85.20%	0.00%	14.80%
Principal Millennial Global Growth ETF	7.65	0.00	92.35

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.

Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.

INDEPENDENT BOARD MEMBERS

Name,		Number of Portfolios	Other Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Leroy T. Barnes, Jr.	Retired	130	McClatchy Newspapers, Inc. (2000-
Board Member since 2012			2020); Frontier Communications, Inc.
Member, Audit Committee			(2005-2019)
1951

Craig Damos	President, C.P. Damos Consulting LLC (consulting	130	None
Lead Independent Board Member since 2020	services)
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954

Katharin S. Dyer	Founder and Chief Executive Officer, PivotWise	130	Liquidity Services, Inc. (2020-present)
Board Member since 2023	(consulting services) Global Partner, IBM
Member, Operations Committee	(technology company) from 2016-2018
1957

Frances P. Grieb	Retired	130	First Interstate BancSystems, Inc.
Board Member since 2023			(2022-present); Great Western Bancorp,
Member, Audit Committee			Inc. and Great Western Bank (2014-2022)
1960

Fritz S. Hirsch	Interim CEO, MAM USA (manufacturer of infant	130	MAM USA (2011-present)
Board Member since 2005	and juvenile products) from February 2020 to
Member, Nominating and Governance	October 2020
Committee
Member, 15(c) Committee
1951

Victor Hymes	Founder, CEO, CIO, Legato Capital Management,	130	None
Board Member since 2020	LLC (investment management company)
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957

Padelford L. Lattimer	Managing Partner, TBA Management Consulting	130	None
Board Member since 2020	LLC (management consulting and staffing company)
Chair, Operations Committee
Member, 15(c) Committee
1961

Karen McMillan	Founder/Owner, Tyche Consulting LLC (consulting	130	None
Board Member since 2014	services)
Member, Operations Committee	Managing Director, Patomak Global Partners, LLC
Chair, 15(c) Committee	(financial services consulting) from 2014-2021
1961

178

Name,		Number of Portfolios	Other Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Elizabeth A. Nickels	Retired	130	SpartanNash (2000-2022)
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962

Mary M. VanDeWeghe	CEO and President, Forte Consulting, Inc. (financial	130	Helmerich & Payne (2019-present);
Board Member since 2018	and management consulting)		Denbury Resources Inc. (2019-2020)
Member, Audit Committee
Member, 15(c) Committee
1959

INTERESTED BOARD MEMBERS

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund Complex,	Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years
Kamal Bhatia	Principal Global Investors, LLC (“PGI”)	130	None
Chair and Board Member since 2023	Director since 2019
Chief Executive Officer and President	President-Principal Funds since 2019
since 2019
Chair, Executive Committee
1972

Principal Funds Distributor, Inc. (“PFD”)
Director since 2019

Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM since 2023
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)

Post Advisory Group, LLC (“Post”)
Director since 2020

Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020

Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)

Spectrum Asset Management (“Spectrum”)
Director since 2021

Origin Asset Management (“Origin”)
Additional Director since 2022

OppenheimerFunds
Senior Vice President (2011-2019)

179

Other
Name,			Number of Portfolios	Directorships
Position Held with the Fund Complex,		Principal Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth		During past 5 years	Overseen by Board Member	During Past 5 Years
Patrick G. Halter		PGI	130	None
Board Member since 2017		Chair since 2018
Member, Executive Committee		Chief Executive Officer and
1959		President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)

Kenneth A. McCullum		PGI	130
Board Member since 2023		Director since 2020
1964
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020

PSS
Director since 2020

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392	.

180

FUND COMPLEX OFFICERS

Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy D. Bolin	Vice President/Associate General Counsel, PGI
Assistant Tax Counsel	since 2016
Des Moines, IA 50392	Vice President/Associate General Counsel, PFSI
1961	since 2013
Vice President/Associate General Counsel, PLIC
since 2013

George Djurasovic	Vice President/General Counsel PAM, PGI since
General Counsel	2022
Des Moines, IA 50392	Vice President/General Counsel PAM, PFGI since
1971	2022
Vice President/General Counsel PAM, PFSI since
2022
Vice President/General Counsel PAM, PLIC since
2022
Global Chief Compliance Officer, Artisan Partners
Limited
Partnership (2013-2022)

Beth Graff	Director – Fund Accounting, PLIC since 2016
Vice President and Assistant Controller
Des Moines, IA 50392
1968

Gina L. Graham	Vice President and Treasurer, PGI since 2016
Treasurer	Vice President and Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President and Treasurer, PFSI since 2016
1965	Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016

Megan Hoffmann	Director – Accounting, PLIC since 2020
Vice President and Controller	Assistant Director – Accounting, PLIC (2017-2020)
Des Moines, IA 50392
1979

Laura B. Latham	Assistant Counsel and Assistant Secretary – Fund
Counsel and Assistant Secretary	Complex (2018-2023)
Des Moines, IA 50392	Counsel, PGI since 2018
1986	Counsel, PLIC since 2018

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392
1965

Tara Parks	Director – Accounting, PLIC since 2019
Vice President and Assistant Controller	Tax Manager – ALPS Fund Services (2011-2019)
Des Moines, IA 50392
1983

Deanna Y. Pellack	Assistant Counsel and Assistant Secretary – Fund
Counsel and Assistant Secretary	Complex (2022-2023)
Des Moines, IA 50392	Counsel, PLIC since 2022
1987	Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)

Name,
Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Sara L. Reece	Vice President and Controller – Fund Complex
Vice President and Chief Operating Officer	(2016-2021)
Des Moines, IA 50392	Managing Director – Global Funds Ops, PLIC since
1975	2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Teri R. Root	Interim Chief Compliance Officer – Fund Complex
Chief Compliance Officer	(2018)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Michael Scholten	Chief Operations Officer, PFD since 2022
Chief Financial Officer	Chief Financial Officer – PFD (2016-2022)
Des Moines, IA 50392	Assistant Vice President and Actuary, PLIC since
1979	2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015

Adam U. Shaikh	Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel and Assistant	Assistant General Counsel, PGI since 2018
Secretary	Counsel, PLIC since 2006
Des Moines, IA 50392
1972

John L. Sullivan	Assistant Counsel and Assistant Secretary – Fund
Counsel and Assistant Secretary	Complex (2019-2023)
Des Moines, IA 50392	Counsel, PGI since 2020
1970	Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice

Dan L. Westholm	Assistant Vice President-Treasury, PGI since 2013
Assistant Treasurer	Assistant Vice President-Treasury, PFD since 2013
Des Moines, IA 50392	Assistant Vice President-Treasury, PLIC since 2014
1966	Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013

Beth C. Wilson	Director and Secretary – Funds, PLIC since 2007
Vice President and Secretary
Des Moines, IA 50392
1956

Jared A. Yepsen	Counsel, PGI (2017-2019)
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392
1981

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.

The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an

Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.

The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectuses date November 1, 2022 and as supplemented and the Statement of Additional Information dated November 1, 2022, as amended and restated July 10, 2023, and as supplemented. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/ETFprospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www. sec.gov.

Traded Funds (the “Board”) met on March 15, 2023 to review the liquidity risk management program (the “Program”) applicable to all series of the Principal Exchange Traded Funds. (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 31, 2021 through December 31, 2022 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),  addressed the operation, adequacy and effectiveness of the Program,  the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, (c) the use of in-kind creation baskets, and   (d) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.

There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

	Joint Annual Meeting of Shareholders
	Principal Exchange-Traded Funds
	Held April 26, 2023

1. Election of thirteen Directors as members of the Board of Directors

	For	Withheld
Leroy T. Barnes	62,976,789	337,800
Craig Damos	62,978,344	336,245
Katharin S. Dyer	62,993,406	321,133
Frances P. Grieb	62,997,362	317,177
Fritz S. Hirsch	62,972,955	341,634
Victor L. Hymes	62,989,824	324,765
Padelford L. Lattimer	62,985,764	328,775
Karen McMillan	62,992,508	322,081
Elizabeth A. Nickels	62,985,489	329,050
Mary M. VanDeWeghe	62,989,262	325,277
Kamal Bhatia	63,006,143	308,446
Patrick G. Halter	62,964,751	349,838
Kenneth A. McCullum	62,983,816	330,773

2.	Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval

	For	Against	Abstain	Broker Non-Vote
Principal Active High Yield ETF	2,288,820	50,971	1,403	745,281
Principal Healthcare Innovators ETF	964,756	3,717	1,105	318,174
Principal Investment Grade Corporate Active ETF	632,287	4,215	3,923	715,698
Principal Millennial Global Growth ETF	140,877	6,774	5,744	397,369
Principal Quality ETF	129,777	7,398	6,197	272,203
Principal Spectrum Preferred Securities Active ETF	14,875,650	276,737	117,617	7,235,786
Principal U.S. Mega-Cap ETF	24,595,197	19,566	10,063	2,499,294
Principal U.S. Small-Cap ETF	3,815,990	1,614	831	252,645
Principal Value ETF	308,262	3,545	4,632	350,458

Federal Income Tax Information Principal Exchange-Traded Funds June 30, 2023 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2023.

Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section ("IRC") 853 to pass through foreign taxes paid to their shareholders.

The funds designated the following for federal income tax purposes for distributions made during the fiscal year ended June 30, 2023:

	Foreign Taxes	Foreign
	Per Share	Source Income
Principal International Adaptive Multi-Factor ETF	0.081108	99.67%

Dividends Received Deduction ("DRD"). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2022:

DRD
Principal Active High Yield ETF	1.11%
Principal Healthcare Innovators ETF	0.00%
Principal International Adaptive Multi-Factor ETF	0.00%
Principal Investment Grade Corporate Active ETF	0.00%
Principal Millennial Global Growth ETF	82.05%
Principal Quality ETF	98.30%
Principal Real Estate Active Opportunities ETF	2.37%
Principal Spectrum Preferred Securities Active ETF	60.97%
Principal Spectrum Tax-Advantaged Dividend Active ETF	90.95%
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	99.04%
Principal U.S. Mega-Cap ETF	100.00%
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	81.36%
Principal U.S. Small-Cap ETF	96.07%
Principal Value ETF	75.80%

Qualified Dividend Income ("QDI"). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2022:

	QDI
Principal Active High Yield ETF	2.48%
Principal Healthcare Innovators ETF	0.00%
Principal International Adaptive Multi-Factor ETF	100.00%
Principal Investment Grade Corporate Active ETF	3.04%
Principal Millennial Global Growth ETF	100.00%
Principal Quality ETF	100.00%
Principal Real Estate Active Opportunities ETF	2.64%
Principal Spectrum Preferred Securities Active ETF	67.80%
Principal Spectrum Tax-Advantaged Dividend Active ETF	100.00%
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	100.00%
Principal U.S. Mega-Cap ETF	100.00%
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	83.63%
Principal U.S. Small-Cap ETF	100.00%
Principal Value ETF	78.00%

		186

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2022:

163 (j)
Interest Dividends
Principal Active High Yield ETF	91.21%
Principal Healthcare Innovators ETF	0.00%
Principal International Adaptive Multi-Factor ETF	0.37%
Principal Investment Grade Corporate Active ETF	97.09%
Principal Millennial Global Growth ETF	0.00%
Principal Quality ETF	0.00%
Principal Real Estate Active Opportunities ETF	0.00%
Principal Spectrum Preferred Securities Active ETF	35.03%
Principal Spectrum Tax-Advantaged Dividend Active ETF	0.38%
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	0.00%
Principal U.S. Mega-Cap ETF	0.00%
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	0.00%
Principal U.S. Small-Cap ETF	0.00%
Principal Value ETF	0.00%

In early 2023, if applicable, shareholders of record received the above information on DRD, QDI, and Section 163(j) for the distribution paid to them by the funds during the calendar year 2022 via Form 1099.

The funds will notify shareholders in early 2024 of amounts paid to them by the funds, if any, during the calendar year 2023.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.

The latest tax reporting supplement is available on Principal's Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

Principal®

Principal Financial Group®, Des Moines, Iowa 50392-0001, www.PrincipalAM.com

ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal Funds are not affiliated.

Principal®, Principal Financial Group®, and Principal and the logomark design are registered trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.

© 2023 Principal Financial Group Services, Inc. | ETF4AR-08 | 6/2023 | 2956705

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2022 - $340,593
June 30, 2023 - $328,631

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2022 - $5,500
June 30, 2023 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2022 - $139,046
June 30, 2023 - $140,381

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC1 (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

• Services that are subject to audit procedure during a financial statement audit;

• Services where the auditor would act on behalf of management;

• Services where the auditor is an advocate to the client's position in an adversarial proceeding;

• Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;

• Financial information systems design and implementation;

• Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

• Actuarial services;

• Internal audit functions or human resources;

• Broker or dealer, investment advisor, or investment banking services;

• Legal services and expert services unrelated to the audit;

• Tax planning services related to listed, confidential and aggressive transactions;

• Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;

• Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and

• Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 14, 2023).

1 The first such interval fund is the Principal Diversified Select Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided by the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2022 - $274,210
June 30, 2023 - $376,590

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Frances Grieb, Victor Hymes, Elizabeth Nickels, and Meg VanDeWeghe.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	8/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date	8/8/23

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer
Date	8/8/2023